WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Communication Services - 11.7%
Activision Blizzard, Inc.	5,240	$238,577
Alphabet, Inc. - Class A (a)	3,377	3,974,358
Alphabet, Inc. - Class C (a)	6,653	7,806,031
Electronic Arts, Inc. (a)	1,270	129,070
Facebook, Inc. - Class A (a)	58,479	9,747,864
Netflix, Inc. (a)	9,051	3,227,225
Take-Two Interactive Software, Inc. (a)	760	71,721
TripAdvisor, Inc. (a)	570	29,327
Twitter, Inc. (a)	5,560	182,813
		25,406,986
Consumer Discretionary - 18.7%
Alibaba Group Holding Ltd. - ADR (a) (b)	40,489	7,387,218
Amazon.com, Inc. (a)	7,591	13,517,674
Booking Holdings, Inc. (a)	1,596	2,784,876
Burlington Stores, Inc. (a) (b)	12,217	1,914,160
Carter's, Inc.	1,578	159,047
Chipotle Mexican Grill, Inc. (a)	10	7,103
Choice Hotels International, Inc. (b)	3,970	308,628
Columbia Sportswear Co.	700	72,926
Domino's Pizza, Inc.	207	53,427
Dunkin' Brands Group, Inc.	410	30,791
Expedia Group, Inc.	670	79,730
Grand Canyon Education, Inc. (a)	170	19,467
GrubHub, Inc. (a) (b)	340	23,620
H&R Block, Inc.	2,600	62,244
Hilton Grand Vacations, Inc. (a)	250	7,713
Home Depot, Inc. (The)	7,116	1,365,489
Las Vegas Sands Corp.	1,740	106,070
Lowe's Cos., Inc.	2,750	301,043
lululemon athletica, inc. (a)	14,068	2,305,322
Marriott International, Inc. - Class A	1,950	243,926
McDonald's Corp.	1,370	260,163
NIKE, Inc. - Class B	8,880	747,785
O'Reilly Automotive, Inc. (a)	476	184,831
Pool Corp.	1,061	175,033

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Consumer Discretionary - 18.7% (Continued)
Ross Stores, Inc.	280	$26,068
Skechers U.S.A., Inc. - Class A (a) (b)	1,960	65,876
Starbucks Corp.	38,735	2,879,559
Tesla, Inc. (a) (b)	270	75,562
TJX Cos., Inc. (The)	820	43,632
Ulta Beauty, Inc. (a)	7,097	2,474,936
Wynn Resorts Ltd.	10	1,193
Yum China Holdings, Inc.	28,473	1,278,722
Yum! Brands, Inc.	15,790	1,576,000
		40,539,834
Consumer Staples - 6.1%
Brown-Forman Corp. - Class B	100	5,278
Coca-Cola Co. (The)	54,644	2,560,618
Colgate-Palmolive Co.	22,353	1,532,075
Costco Wholesale Corp.	3,810	922,553
Danone S.A. - ADR (b)	133,917	2,060,983
Estée Lauder Cos., Inc. (The) - Class A	300	49,665
Monster Beverage Corp. (a)	55,781	3,044,527
Nu Skin Enterprises, Inc. - Class A	4,250	203,405
PepsiCo, Inc.	4,280	524,514
Procter & Gamble Co. (The)	21,772	2,265,376
Sprouts Farmers Market, Inc. (a)	740	15,940
		13,184,934
Energy - 0.6%
Schlumberger Ltd.	30,144	1,313,374

Financials - 5.0%
American Express Co.	8,003	874,727
Cboe Global Markets, Inc.	3,052	291,283
Charles Schwab Corp. (The)	29,630	1,266,979
CME Group, Inc.	9,202	1,514,465
Eaton Vance Corp.	4,580	184,620
Erie Indemnity Co. - Class A	1,445	257,961
Evercore, Inc. - Class A	3,440	313,040
FactSet Research Systems, Inc. (b)	5,896	1,463,800
First Republic Bank	15,221	1,529,102

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Financials - 5.0% (Continued)
LPL Financial Holdings, Inc.	4,850	$337,803
Moody's Corp.	340	61,571
MSCI, Inc.	650	129,246
OneMain Holdings, Inc.	810	25,718
S&P Global, Inc.	730	153,702
SEI Investments Co.	30,692	1,603,656
State Street Corp.	2,880	189,533
Synovus Financial Corp.	5,150	176,954
T. Rowe Price Group, Inc.	1,810	181,217
Western Alliance Bancorp. (a)	5,950	244,188
		10,799,565
Health Care - 17.9%
AbbVie, Inc.	4,922	396,664
ABIOMED, Inc. (a)	5,862	1,674,129
Agilent Technologies, Inc.	1,220	98,064
Alexion Pharmaceuticals, Inc. (a)	19,703	2,663,452
Align Technology, Inc. (a)	7,882	2,241,089
Alkermes plc (a)	1,310	47,802
Amgen, Inc.	9,082	1,725,398
bluebird bio, Inc. (a) (b)	330	51,919
Boston Scientific Corp. (a)	14,260	547,299
Bristol-Myers Squibb Co. (b)	2,524	120,420
Bruker Corp.	4,040	155,298
Canopy Growth Corp. (a) (b)	14,403	624,658
Cantel Medical Corp. (b)	3,334	223,011
Cerner Corp. (a)	35,632	2,038,506
Charles River Laboratories International, Inc. (a)	340	49,385
Chemed Corp.	530	169,637
DexCom, Inc. (a)	896	106,714
Edwards Lifesciences Corp. (a)	12,093	2,313,753
Eli Lilly & Co. (b)	1,915	248,490
Exact Sciences Corp. (a) (b)	620	53,704
Gilead Sciences, Inc.	950	61,760
ICU Medical, Inc. (a)	230	55,046
IDEXX Laboratories, Inc. (a)	1,190	266,084
Illumina, Inc. (a)	7,046	2,189,121

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Health Care - 17.9% (Continued)
Intuitive Surgical, Inc. (a)	1,010	$576,286
Johnson & Johnson	2,530	353,669
Masimo Corp. (a)	605	83,659
Merck & Co., Inc.	11,895	989,307
Mettler-Toledo International, Inc. (a)	310	224,130
Neurocrine Biosciences, Inc. (a)	150	13,215
Novartis AG - ADR (b)	14,430	1,387,300
Novo Nordisk A/S - ADR	42,238	2,209,470
Regeneron Pharmaceuticals, Inc. (a)	6,216	2,552,414
ResMed, Inc.	3,109	323,243
Sage Therapeutics, Inc. (a) (b)	100	15,905
Stryker Corp.	3,480	687,370
Thermo Fisher Scientific, Inc.	1,110	303,829
UnitedHealth Group, Inc.	16,942	4,189,079
Varian Medical Systems, Inc. (a)	11,370	1,611,356
Veeva Systems, Inc. - Class A (a)	14,431	1,830,717
Vertex Pharmaceuticals, Inc. (a)	1,060	194,987
Waters Corp. (a)	870	218,988
West Pharmaceutical Services, Inc.	270	29,754
Zoetis, Inc.	29,158	2,935,336
		38,851,417
Industrials - 6.6%
3M Co.	3,775	784,370
AMETEK, Inc.	1,194	99,066
Armstrong World Industries, Inc.	2,851	226,426
Boeing Co. (The)	2,280	869,637
Curtiss-Wright Corp.	6,040	684,574
Deere & Co.	12,716	2,032,526
Emerson Electric Co.	3,650	249,915
Equifax, Inc.	620	73,470
Expeditors International of Washington, Inc.	29,592	2,246,033
Harris Corp.	550	87,841
HD Supply Holdings, Inc. (a)	4,780	207,213
Hexcel Corp.	5,680	392,829
Honeywell International, Inc.	3,710	589,593
IDEX Corp.	1,280	194,227

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Industrials - 6.6% (Continued)
Illinois Tool Works, Inc.	1,770	$254,048
Landstar System, Inc.	1,850	202,372
Lincoln Electric Holdings, Inc.	3,390	284,319
MSC Industrial Direct Co., Inc. - Class A	2,470	204,294
Quanta Services, Inc.	4,990	188,323
Raytheon Co.	9,734	1,772,366
Rockwell Automation, Inc.	210	36,847
Rollins, Inc.	465	19,353
Roper Technologies, Inc.	500	170,985
Schneider National, Inc. - Class B	7,150	150,508
Union Pacific Corp.	11,956	1,999,042
Waste Management, Inc.	2,890	300,300
Watsco, Inc.	100	14,321
		14,334,798
Information Technology - 30.9%
Accenture plc - Class A	2,324	409,070
Adobe, Inc. (a)	3,060	815,459
Advanced Micro Devices, Inc. (a) (b)	5,110	130,407
Akamai Technologies, Inc. (a)	1,420	101,828
Amphenol Corp. - Class A	1,480	139,771
Analog Devices, Inc.	2,398	252,437
ANSYS, Inc. (a)	840	153,476
Apple, Inc.	22,602	4,293,250
Applied Materials, Inc.	7,770	308,158
Arista Networks, Inc. (a)	910	286,159
Atlassian Corp. plc - Class A (a)	410	46,080
Autodesk, Inc. (a)	22,271	3,470,267
Automatic Data Processing, Inc.	4,985	796,304
Black Knight, Inc. (a)	6,390	348,255
Broadcom, Inc.	230	69,163
Cadence Design Systems, Inc. (a)	8,400	533,484
CDW Corp.	700	67,459
Cisco Systems, Inc.	45,551	2,459,298
Citrix Systems, Inc.	3,569	355,687
Cognex Corp.	3,260	165,804
Cognizant Technology Solutions Corp. - Class A	2,200	159,390

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Information Technology - 30.9% (Continued)
Cypress Semiconductor Corp.	1,980	$29,542
Dell Technologies, Inc. - Class C (a)	630	36,975
EPAM Systems, Inc. (a)	6,656	1,125,729
Fair Isaac Corp. (a)	330	89,638
Fidelity National Information Services, Inc.	1,139	128,821
Fiserv, Inc. (a) (b)	1,070	94,460
Fortinet, Inc. (a)	1,430	120,077
Gartner, Inc. (a)	1,140	172,915
Global Payments, Inc.	730	99,660
GoDaddy, Inc. - Class A (a)	470	35,339
International Business Machines Corp.	1,490	210,239
Intuit, Inc.	2,240	585,558
IPG Photonics Corp. (a)	80	12,142
Jack Henry & Associates, Inc.	1,858	257,779
Keysight Technologies, Inc. (a)	32,502	2,834,175
Lam Research Corp.	1,370	245,244
LogMeIn, Inc.	1,240	99,324
Mastercard, Inc. - Class A	5,477	1,289,560
Maxim Integrated Products, Inc.	1,110	59,019
Microchip Technology, Inc. (b)	490	40,650
Micron Technology, Inc. (a)	6,540	270,298
Microsoft Corp.	56,205	6,628,817
Monolithic Power Systems, Inc.	430	58,261
National Instruments Corp.	2,320	102,915
NetApp, Inc.	1,080	74,887
Nutanix, Inc. - Class A (a) (b)	100	3,774
NVIDIA Corp.	27,517	4,940,952
Oracle Corp.	81,668	4,386,388
Palo Alto Networks, Inc. (a)	1,680	408,038
Paycom Software, Inc. (a) (b)	360	68,087
PayPal Holdings, Inc. (a)	33,434	3,471,787
Proofpoint, Inc. (a)	660	80,144
PTC, Inc. (a)	19,253	1,774,742
QUALCOMM, Inc.	33,354	1,902,178
Red Hat, Inc. (a)	770	140,679
RingCentral, Inc. - Class A (a)	480	51,744

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Information Technology - 30.9% (Continued)
salesforce.com, Inc. (a)	21,753	$3,445,023
ServiceNow, Inc. (a)	12,141	2,992,635
Skyworks Solutions, Inc.	1,310	108,049
Splunk, Inc. (a)	348	43,361
Square, Inc. - Class A (a)	950	71,174
Teradata Corp. (a)	1,560	68,094
Teradyne, Inc.	1,150	45,816
Texas Instruments, Inc.	5,695	604,069
Total System Services, Inc.	2,700	256,527
Tyler Technologies, Inc. (a)	1,190	243,236
Ultimate Software Group, Inc. (The) (a)	210	69,327
VeriSign, Inc. (a)	470	85,333
Versum Materials, Inc.	7,690	386,884
Visa, Inc. - Class A (b)	69,989	10,931,582
VMware, Inc. - Class A (b)	620	111,916
Workday, Inc. - Class A (a) (b)	561	108,189
Xilinx, Inc.	750	95,093
Zendesk, Inc. (a)	30	2,550
		66,960,601
Materials - 0.2%
Axalta Coating Systems Ltd. (a)	90	2,269
Linde plc	1,793	315,442
Royal Gold, Inc.	90	8,184
Sherwin-Williams Co. (The)	70	30,150
W.R. Grace & Co.	1,200	93,648
		449,693
Real Estate - 1.0%
American Tower Corp.	3,710	731,093
Crown Castle International Corp.	1,378	176,384
Equinix, Inc.	30	13,595
Equity LifeStyle Properties, Inc.	1,040	118,872
Extra Space Storage, Inc.	1,020	103,948
Hudson Pacific Properties, Inc.	5,860	201,701
Life Storage, Inc.	1,630	158,550
Public Storage	800	174,224
SBA Communications Corp. (a)	980	195,667

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Real Estate - 1.0% (Continued)
Simon Property Group, Inc.	1,450	$264,205
Taubman Centers, Inc.	3,130	165,514
		2,303,753

Total Common Stocks (Cost $131,510,702)		$214,144,955

MONEY MARKET FUNDS - 1.6%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.27% (c)	2,842,282	$2,842,282
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.32% (c) (d)	662,800	662,800
Total Money Market Funds (Cost $3,505,082)		$3,505,082

Total Investments at Value - 100.3% (Cost $135,015,784)		$217,650,037

Liabilities in Excess of Other Assets - (0.3%)		(733,778)

Net Assets - 100.0%		$216,916,259

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $22,237,235 (Note 5).
(c)	The rate shown is the 7-day effective yield as of March 31, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $662,800. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $21,714,933 (Note 5).

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Communication Services - 5.2%
AT&T, Inc.	85,074	$2,667,920
Cinemark Holdings, Inc. (a)	4,346	173,797
Comcast Corp. - Class A	15,249	609,655
Interpublic Group of Cos., Inc. (The)	62,516	1,313,461
John Wiley & Sons, Inc. - Class A	515	22,773
Liberty Media Corp. - Liberty SiriusXM - Series C (b)	530	20,267
News Corp. - Class A	56,516	703,059
News Corp. - Class B	620	7,744
Omnicom Group, Inc. (a)	18,937	1,382,212
Take-Two Interactive Software, Inc. (b)	2,500	235,925
Verizon Communications, Inc.	44,700	2,643,111
Zynga, Inc. - Class A (b)	6,800	36,244
		9,816,168
Consumer Discretionary - 7.5%
Advance Auto Parts, Inc.	40	6,821
Best Buy Co., Inc.	1,010	71,771
Brunswick Corp.	3,500	176,155
Choice Hotels International, Inc. (a)	3,332	259,030
Columbia Sportswear Co.	990	103,138
eBay, Inc.	2,370	88,022
Ford Motor Co.	252,038	2,212,894
Garmin Ltd.	1,720	148,522
Gildan Activewear, Inc.	18,108	651,345
H&R Block, Inc.	6,765	161,954
Las Vegas Sands Corp.	700	42,672
Lear Corp.	13,065	1,773,051
Lowe's Cos., Inc.	15,119	1,655,077
McDonald's Corp.	3,880	736,812
Mohawk Industries, Inc. (b)	5,225	659,134
Newell Brands, Inc. (a)	83,912	1,287,209
PVH Corp.	6,242	761,212
Skechers U.S.A., Inc. - Class A (a) (b)	5,280	177,461
Target Corp.	21,664	1,738,753
Whirlpool Corp.	5,933	788,436
Yum China Holdings, Inc.	8,090	363,322

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Discretionary - 7.5% (Continued)
Yum! Brands, Inc.	3,245	$323,883
		14,186,674
Consumer Staples - 3.8%
Coca-Cola Co. (The)	6,333	296,764
Colgate-Palmolive Co.	4,595	314,941
Flowers Foods, Inc.	5,940	126,641
Herbalife Nutrition Ltd. (b)	570	30,204
Kellogg Co.	12,014	689,363
Lamb Weston Holdings, Inc.	2,340	175,360
Mondelēz International, Inc. - Class A	5,300	264,576
Nu Skin Enterprises, Inc. - Class A	5,640	269,931
Philip Morris International, Inc.	23,615	2,087,329
Procter & Gamble Co. (The)	9,508	989,308
Walmart, Inc.	20,517	2,001,023
		7,245,440
Energy - 10.4%
Baker Hughes, a GE Co.	25,075	695,079
BP plc - ADR	45,459	1,987,467
Cenovus Energy, Inc. (a)	84,013	729,233
Chevron Corp.	8,049	991,476
ConocoPhillips	14,521	969,132
Continental Resources, Inc. (b)	1,310	58,649
EOG Resources, Inc.	3,200	304,576
Exxon Mobil Corp.	38,732	3,129,545
Halliburton Co.	49,424	1,448,123
Hess Corp.	470	28,308
Marathon Oil Corp.	720	12,031
National Oilwell Varco, Inc.	43,175	1,150,182
Noble Energy, Inc.	820	20,279
Occidental Petroleum Corp.	17,444	1,154,793
ONEOK, Inc.	2,195	153,299
Phillips 66	22,445	2,136,091
Pioneer Natural Resources Co.	876	133,397
Royal Dutch Shell plc - Class A - ADR	28,710	1,796,959
Schlumberger Ltd.	42,142	1,836,127

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Energy - 10.4% (Continued)
Valero Energy Corp.	11,462	$972,321
		19,707,067
Financials - 26.1%
Affiliated Managers Group, Inc.	1,140	122,105
Ally Financial, Inc.	650	17,869
American Express Co.	14,510	1,585,943
American International Group, Inc.	49,874	2,147,574
American National Insurance Co.	985	119,008
Arthur J. Gallagher & Co.	3,360	262,416
Assured Guaranty Ltd.	4,220	187,495
AXA Equitable Holdings, Inc.	78,734	1,585,703
Axis Capital Holdings Ltd.	12,957	709,784
Bank of America Corp.	173,460	4,785,762
Bank of Hawaii Corp. (a)	1,305	102,925
Bank of New York Mellon Corp. (The)	660	33,284
Berkshire Hathaway, Inc. - Class B (b)	5,356	1,075,967
BGC Partners, Inc. - Class A	1,540	8,177
BlackRock, Inc.	398	170,093
Brighthouse Financial, Inc. (a) (b)	1,780	64,596
Capital One Financial Corp.	27,798	2,270,818
Cboe Global Markets, Inc.	2,220	211,877
Chubb Ltd.	13,668	1,914,613
Citigroup, Inc.	42,729	2,658,598
CME Group, Inc.	3,978	654,699
Commerce Bancshares, Inc.	2,434	141,318
Fidelity National Financial, Inc.	1,890	69,080
Fifth Third Bancorp	30,552	770,521
First American Financial Corp.	2,255	116,133
First Hawaiian, Inc.	6,370	165,939
First Horizon National Corp. (a)	1,280	17,894
FNB Corp.	14,370	152,322
Franklin Resources, Inc.	34,410	1,140,347
Fulton Financial Corp.	286	4,427
Genworth Financial, Inc. - Class A (a) (b)	420	1,609
Goldman Sachs Group, Inc. (The)	9,198	1,765,924
Hanover Insurance Group, Inc. (The)	4,000	456,680

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 26.1% (Continued)
Intercontinental Exchange, Inc.	365	$27,791
Invesco Ltd.	15,118	291,929
Jefferies Financial Group, Inc.	6,680	125,517
JPMorgan Chase & Co.	51,082	5,171,032
KeyCorp	44,483	700,607
KKR & Co., Inc. - Class A	31,305	735,354
Markel Corp. (b)	200	199,248
Mercury General Corp.	486	24,334
MetLife, Inc.	42,365	1,803,478
MFA Financial, Inc.	45,890	333,620
Morgan Stanley	47,843	2,018,975
Navient Corp.	100	1,157
New Residential Investment Corp.	11,150	188,547
OneMain Holdings, Inc.	3,770	119,698
PacWest Bancorp	100	3,761
Popular, Inc.	1,230	64,120
ProAssurance Corp.	2,643	91,474
State Street Corp.	31,701	2,086,244
Synovus Financial Corp.	12,095	415,584
T. Rowe Price Group, Inc.	1,725	172,707
U.S. Bancorp	39,411	1,899,216
UBS Group AG (a) (b)	28,654	347,000
Umpqua Holdings Corp.	20,420	336,930
Voya Financial, Inc.	29,252	1,461,430
Webster Financial Corp.	5,940	300,980
Wells Fargo & Co.	92,579	4,473,417
Western Alliance Bancorp. (b)	11,285	463,136
		49,348,786
Health Care - 13.2%
Abbott Laboratories	8,910	712,265
Agilent Technologies, Inc.	3,190	256,412
Allergan plc	1,820	266,466
Alnylam Pharmaceuticals, Inc. (a) (b)	159	14,859
Amgen, Inc.	7,987	1,517,370
Anthem, Inc.	708	203,182
Baxter International, Inc.	4,420	359,390

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Health Care - 13.2% (Continued)
Becton, Dickinson and Co.	490	$122,368
Bio-Rad Laboratories, Inc. - Class A (b)	200	61,136
bluebird bio, Inc. (a) (b)	160	25,173
Boston Scientific Corp. (b)	5,610	215,312
Bristol-Myers Squibb Co.	2,130	101,622
Bruker Corp.	5,090	195,660
Cardinal Health, Inc.	30,467	1,466,986
Cerner Corp. (b)	10,150	580,682
Charles River Laboratories International, Inc. (b)	590	85,698
Cigna Corp.	3,894	626,233
Cooper Cos., Inc. (The)	390	115,506
CVS Health Corp.	37,221	2,007,328
Danaher Corp.	3,395	448,208
DENTSPLY SIRONA, Inc.	30	1,488
Eli Lilly & Co. (a)	210	27,250
Hologic, Inc. (b)	5,051	244,468
Integra LifeSciences Holdings Corp. (b)	590	32,875
IQVIA Holdings, Inc. (b)	380	54,663
Johnson & Johnson	21,688	3,031,766
Laboratory Corp. of America Holdings (b)	490	74,960
McKesson Corp.	11,395	1,333,899
Medtronic plc	6,619	602,859
Merck & Co., Inc.	23,959	1,992,670
Mylan N.V. (b)	58,659	1,662,396
PerkinElmer, Inc.	70	6,745
Pfizer, Inc.	91,258	3,875,726
QIAGEN N.V. (b)	1,658	67,447
Sanofi - ADR (a)	32,809	1,452,783
Teleflex, Inc.	270	81,583
Thermo Fisher Scientific, Inc.	2,619	716,872
Waters Corp. (b)	770	193,817
West Pharmaceutical Services, Inc.	80	8,816
Zimmer Biomet Holdings, Inc.	530	67,681
		24,912,620
Industrials - 10.9%
3M Co.	1,490	309,592

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 10.9% (Continued)
AMETEK, Inc.	4,475	$371,291
Crane Co.	2,210	187,010
Curtiss-Wright Corp.	7,400	838,716
Dover Corp.	8,319	780,322
Emerson Electric Co.	1,710	117,084
Equifax, Inc.	730	86,505
General Electric Co.	477,544	4,770,665
HD Supply Holdings, Inc. (b)	600	26,010
Hexcel Corp.	6,050	418,418
Honeywell International, Inc.	2,890	459,279
IDEX Corp.	540	81,940
IHS Markit Ltd. (b)	1,260	68,519
ITT, Inc.	1,130	65,540
Johnson Controls International plc	55,577	2,053,014
L3 Technologies, Inc.	1,761	363,418
MSC Industrial Direct Co., Inc. - Class A	1,550	128,201
nVent Electric plc	990	26,710
Oshkosh Corp.	10	751
Parker-Hannifin Corp.	4,183	717,886
Pentair plc	3,250	144,658
Quanta Services, Inc.	5,080	191,719
Raytheon Co.	1,042	189,727
Republic Services, Inc.	2,195	176,434
Roper Technologies, Inc.	1,249	427,121
Schneider National, Inc. - Class B	18,660	392,793
Southwest Airlines Co.	11,639	604,180
Stanley Black & Decker, Inc.	24,174	3,291,773
Terex Corp.	60	1,928
Union Pacific Corp.	20	3,344
United Technologies Corp.	18,514	2,386,269
Waste Management, Inc.	3,035	315,367
Watsco, Inc.	210	30,074
Westinghouse Air Brake Technologies Corp. (a)	7,140	526,361
		20,552,619
Information Technology - 9.8%
Akamai Technologies, Inc. (b)	500	35,855

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Information Technology - 9.8% (Continued)
Analog Devices, Inc.	2,830	$297,914
Apple, Inc.	104	19,755
Autodesk, Inc. (b)	550	85,701
Avnet, Inc.	350	15,180
Broadcom, Inc.	60	18,043
Cisco Systems, Inc.	34,472	1,861,143
Cognizant Technology Solutions Corp. - Class A	25,602	1,854,865
CommScope Holding Co., Inc. (b)	1,920	41,722
Cypress Semiconductor Corp.	4,620	68,930
Dell Technologies, Inc. - Class C (b)	1,780	104,468
Dolby Laboratories, Inc. - Class A	810	51,006
Fidelity National Information Services, Inc.	4,730	534,963
Hewlett Packard Enterprise Co.	114,735	1,770,361
Intel Corp.	16,867	905,758
International Business Machines Corp.	10,624	1,499,046
Jabil, Inc.	10,280	273,344
Juniper Networks, Inc.	25,935	686,499
Keysight Technologies, Inc. (b)	730	63,656
LogMeIn, Inc.	1,100	88,110
Marvell Technology Group Ltd.	350	6,962
Micron Technology, Inc. (b)	5,590	231,035
Microsoft Corp.	8,494	1,001,782
Motorola Solutions, Inc.	300	42,126
National Instruments Corp.	100	4,436
Oracle Corp.	88,176	4,735,934
Qorvo, Inc. (b)	570	40,886
QUALCOMM, Inc.	29,294	1,670,636
Skyworks Solutions, Inc.	890	73,407
Symantec Corp.	5,220	120,008
Synopsys, Inc. (b)	540	62,181
Teradata Corp. (b)	1,860	81,189
Teradyne, Inc.	2,990	119,122
		18,466,023
Materials - 2.7%
Air Products & Chemicals, Inc.	470	89,751
Axalta Coating Systems Ltd. (b)	1,910	48,151

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Materials - 2.7% (Continued)
Bemis Co., Inc. (a)	1,246	$69,128
Cabot Corp.	3,170	131,967
Domtar Corp.	290	14,399
DowDuPont, Inc.	37,730	2,011,386
Eagle Materials, Inc.	100	8,430
Freeport-McMoRan, Inc.	4,140	53,365
Linde plc	12,185	2,143,707
Olin Corp.	6,280	145,319
Royal Gold, Inc.	970	88,202
Scotts Miracle-Gro Co. (The) (a)	220	17,288
Sonoco Products Co.	3,098	190,620
Steel Dynamics, Inc.	670	23,631
Valvoline, Inc.	1,500	27,840
		5,063,184
Real Estate - 3.3%
Apple Hospitality REIT, Inc.	10,890	177,507
AvalonBay Communities, Inc.	750	150,548
Boston Properties, Inc.	1,434	191,984
Brandywine Realty Trust	16,086	255,124
Brixmor Property Group, Inc.	1,580	29,025
Brookfield Property REIT, Inc. - Class A	60	1,229
Camden Property Trust	970	98,455
Corporate Office Properties Trust	1,090	29,757
Crown Castle International Corp.	1,210	154,880
CubeSmart	2,000	64,080
Duke Realty Corp.	14,830	453,501
EPR Properties	90	6,921
Equity Residential	4,350	327,642
Essex Property Trust, Inc.	290	83,880
Extra Space Storage, Inc.	310	31,592
Federal Realty Investment Trust	220	30,327
HCP, Inc. (a)	62,493	1,956,032
Healthcare Trust of America, Inc. - Class A	4,100	117,219
Highwoods Properties, Inc.	5,630	263,371
Hospitality Properties Trust	680	17,891
Host Hotels & Resorts, Inc.	4,500	85,050

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Real Estate - 3.3% (Continued)
Howard Hughes Corp. (The) (b)	695	$76,450
Hudson Pacific Properties, Inc.	1,310	45,090
Macerich Co. (The)	100	4,335
Mid-America Apartment Communities, Inc.	530	57,945
Newmark Group, Inc. - Class A (a)	714	5,955
Outfront Media, Inc.	4,310	100,854
Prologis, Inc.	5,360	385,652
Retail Properties of America, Inc. - Class A	4,860	59,243
Senior Housing Properties Trust	440	5,183
Simon Property Group, Inc.	1,230	224,118
SL Green Realty Corp.	620	55,750
UDR, Inc.	2,750	125,015
Ventas, Inc.	1,610	102,734
Vornado Realty Trust	3,600	242,784
W.P. Carey, Inc. (a)	80	6,266
Weingarten Realty Investors	3,634	106,731
Weyerhaeuser Co.	1,660	43,724
		6,173,844
Utilities - 6.1%
Aqua America, Inc. (a)	3,225	117,519
Avangrid, Inc.	15,169	763,759
CenterPoint Energy, Inc.	213	6,539
Dominion Energy, Inc.	33,612	2,576,696
DTE Energy Co.	367	45,780
Duke Energy Corp.	1,782	160,380
Edison International	23,541	1,457,659
Entergy Corp.	28,468	2,722,394
Exelon Corp.	45,735	2,292,696
MDU Resources Group, Inc.	21,370	551,987
National Fuel Gas Co. (a)	1,905	116,129
NextEra Energy, Inc.	1,260	243,583
NRG Energy, Inc.	1,960	83,261
Southern Co. (The)	4,490	232,043

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Utilities - 6.1% (Continued)
WEC Energy Group, Inc.	1,060	$83,825
		11,454,250

Total Common Stocks (Cost $169,548,885)		$186,926,675

MONEY MARKET FUNDS - 0.9%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.27% (c)	1,666,803	$1,666,803
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.32% (c) (d)	1,800	1,800
Total Money Market Funds (Cost $1,668,603)		$1,668,603

Total Investments at Value - 99.9% (Cost $171,217,488)		$188,595,278

Other Assets in Excess of Liabilities - 0.1%		221,216

Net Assets - 100.0%		$188,816,494

(a)	This security or a partial position of this security is on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $6,636,119 (Note 5).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of March 31, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $1,800. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $6,785,504 (Note 5).

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communication Services - 2.2%
Boingo Wireless, Inc. (a)	2,660	$61,925
Care.com, Inc. (a)	3,770	74,495
CarGurus, Inc. (a)	3,460	138,608
Cogent Communications Holdings, Inc.	7,820	424,234
Entravision Communications Corp. - Class A (b)	1,195	3,872
Glu Mobile, Inc. (a)	1,090	11,925
IMAX Corp. (a)	3,950	89,586
Ooma, Inc. (a)	370	4,899
QuinStreet, Inc. (a)	1,880	25,173
Shenandoah Telecommunications Co.	1,122	49,772
Sinclair Broadcast Group, Inc. - Class A	820	31,554
TechTarget, Inc. (a)	5,290	86,068
Vonage Holdings Corp. (a)	6,665	66,917
World Wrestling Entertainment, Inc. - Class A (b)	1,610	139,715
Yelp, Inc. (a)	4,583	158,114
		1,366,857
Consumer Discretionary - 10.3%
American Eagle Outfitters, Inc.	9,290	205,958
American Public Education, Inc. (a)	370	11,144
BJ's Restaurants, Inc.	1,335	63,119
Bloomin' Brands, Inc.	680	13,906
Boot Barn Holdings, Inc. (a)	900	26,496
Boyd Gaming Corp.	1,420	38,851
Callaway Golf Co.	2,677	42,645
Career Education Corp. (a)	4,330	71,532
Cavco Industries, Inc. (a)	275	32,321
Cheesecake Factory, Inc. (The) (b)	130	6,360
Chegg, Inc. (a)	14,226	542,295
Children's Place, Inc. (The) (b)	400	38,912
Churchill Downs, Inc. (b)	150	13,539
Columbia Sportswear Co.	150	15,627
Conn's, Inc. (a)	410	9,373
Core-Mark Holding Co., Inc.	10	371
Cracker Barrel Old Country Store, Inc. (b)	170	27,474
Crocs, Inc. (a)	1,445	37,209

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Culp, Inc.	226	$4,346
Dana, Inc.	2,830	50,204
Dave & Buster's Entertainment, Inc.	1,295	64,582
Deckers Outdoor Corp. (a)	865	127,146
Dine Brands Global, Inc. (b)	30	2,739
Eldorado Resorts, Inc. (a)	80	3,735
Etsy, Inc. (a)	3,645	245,016
Five Below, Inc. (a)	1,758	218,431
Fox Factory Holding Corp. (a) (b)	825	57,659
Grand Canyon Education, Inc. (a)	449	51,415
Groupon, Inc. (a) (b)	9,290	32,980
Hudson Ltd. - Class A (a)	210	2,888
Jack in the Box, Inc.	905	73,359
La-Z-Boy, Inc.	2,395	79,011
Malibu Boats, Inc. - Class A (a)	15,309	605,930
MasterCraft Boat Holdings, Inc. (a)	1,885	42,544
Monarch Casino & Resort, Inc. (a)	10	439
Monro, Inc.	750	64,890
Movado Group, Inc. (b)	420	15,280
Murphy USA, Inc. (a)	110	9,418
National Vision Holdings, Inc. (a)	260	8,172
Ollie's Bargain Outlet Holdings, Inc. (a)	1,450	123,729
Oxford Industries, Inc. (b)	4,640	349,206
PetMed Express, Inc. (b)	2,220	50,571
Planet Fitness, Inc. - Class A (a)	2,475	170,082
RCI Hospitality Holdings, Inc.	570	13,093
RH (a) (b)	10	1,030
Ruth's Hospitality Group, Inc.	4,175	106,838
Scientific Games Corp. (a) (b)	1,660	33,897
SeaWorld Entertainment, Inc. (a)	1,275	32,844
Shutterfly, Inc. (a)	390	15,850
Shutterstock, Inc.	850	39,636
Skyline Champion Corp.	28,570	542,830
Sleep Number Corp. (a)	809	38,023
Steven Madden Ltd.	21,117	714,600
Strategic Education, Inc.	520	68,281

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Texas Roadhouse, Inc. (b)	2,750	$171,022
Tile Shop Holdings, Inc.	690	3,905
Tilly's, Inc. - Class A	1,450	16,139
TopBuild Corp. (a)	9,099	589,798
Wingstop, Inc.	975	74,129
Winmark Corp.	455	85,808
Wolverine World Wide, Inc.	1,345	48,057
Zumiez, Inc. (a)	830	20,659
		6,267,343
Consumer Staples - 5.9%
BJ's Wholesale Club Holdings, Inc. (a)	840	23,016
Calavo Growers, Inc. (b)	7,880	660,738
Inter Parfums, Inc.	19,085	1,447,979
J & J Snack Foods Corp.	7,593	1,206,071
Medifast, Inc.	655	83,545
Performance Food Group Co. (a)	390	15,460
USANA Health Sciences, Inc. (a)	580	48,645
Vector Group Ltd. (b)	8,029	86,633
		3,572,087
Energy - 1.3%
Adams Resources & Energy, Inc.	50	1,953
Callon Petroleum Co. (a) (b)	86,561	653,536
CONSOL Energy, Inc. (a)	170	5,817
Delek US Holdings, Inc. (b)	1,240	45,161
Nine Energy Services, Inc. (a)	110	2,492
Panhandle Oil and Gas, Inc. - Class A	2,637	41,401
ProPetro Holding Corp. (a)	380	8,564
TETRA Technologies, Inc. (a)	1,990	4,657
		763,581
Financials - 6.9%
Artisan Partners Asset Management, Inc. - Class A	3,080	77,524
Axos Financial, Inc. (a) (b)	80	2,317
Banc of California, Inc. (b)	26,130	361,639
Blucora, Inc. (a)	910	30,376
BrightSphere Investment Group plc	7,450	101,022
Cadence Bancorp.	7,090	131,520

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 6.9% (Continued)
CenterState Bank Corp.	29,865	$711,086
Enova International, Inc. (a)	270	6,161
Essent Group Ltd. (a)	4,380	190,311
Evercore, Inc. - Class A	680	61,880
Federated Investors, Inc. - Class B (b)	2,490	72,982
FirstCash, Inc.	390	33,735
Glacier Bancorp, Inc. (b)	1,060	42,474
Goosehead Insurance, Inc. - Class A (b)	18,102	504,683
Green Dot Corp. - Class A (a)	200	12,130
Hallmark Financial Services, Inc. (a)	100	1,040
Hamilton Lane, Inc. - Class A (b)	1,340	58,397
Kemper Corp.	1,460	111,164
Kingstone Cos., Inc.	190	2,801
Kinsale Capital Group, Inc.	410	28,114
Lakeland Financial Corp. (b)	1,180	53,360
LegacyTexas Financial Group, Inc.	11,460	428,489
LendingTree, Inc. (a) (b)	1,650	580,074
Moelis & Co. - Class A	4,320	179,755
NMI Holdings, Inc. - Class A (a)	2,460	63,640
On Deck Capital, Inc. (a)	1,600	8,672
Piper Jaffray Cos.	140	10,196
Primerica, Inc.	800	97,720
Pzena Investment Management, Inc. - Class A	1,795	14,522
Regional Management Corp. (a)	335	8,181
RLI Corp.	1,240	88,970
Silvercrest Asset Management Group, Inc. - Class A	441	6,284
Stock Yards Bancorp, Inc.	1,880	63,563
Washington Trust Bancorp, Inc.	720	34,668
WSFS Financial Corp.	1,390	53,654
		4,233,104
Health Care - 25.3%
ACADIA Pharmaceuticals, Inc. (a) (b)	2,160	57,996
Acceleron Pharma, Inc. (a) (b)	960	44,707
Addus HomeCare Corp. (a)	870	55,323
Aerie Pharmaceuticals, Inc. (a) (b)	900	42,750
Aimmune Therapeutics, Inc. (a) (b)	215	4,805

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 25.3% (Continued)
Albireo Pharma, Inc. (a)	240	$7,730
Amedisys, Inc. (a)	1,105	136,203
American Renal Associates Holdings, Inc. (a)	220	1,351
Amicus Therapeutics, Inc. (a) (b)	5,840	79,424
AMN Healthcare Services, Inc. (a)	270	12,714
AnaptysBio, Inc. (a) (b)	685	50,039
Arena Pharmaceuticals, Inc. (a) (b)	895	40,123
Array BioPharma, Inc. (a) (b)	6,575	160,299
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,100	20,185
Assembly Biosciences, Inc. (a)	240	4,726
Audentes Therapeutics, Inc. (a)	240	9,365
Biohaven Pharmaceutical Holding Co. Ltd. (a)	170	8,750
BioSpecifics Technologies Corp. (a)	90	5,610
BioTelemetry, Inc. (a)	11,418	714,996
bluebird bio, Inc. (a) (b)	235	36,973
Blueprint Medicines Corp. (a)	1,143	91,497
Calithera Biosciences, Inc. (a) (b)	480	3,235
Cambrex Corp. (a) (b)	21,150	821,678
Cantel Medical Corp. (b)	465	31,104
Cardiovascular Systems, Inc. (a) (b)	1,260	48,712
CareDx, Inc. (a)	100	3,152
Catalyst Pharmaceutical, Inc. (a) (b)	2,770	14,127
Cerus Corp. (a)	2,430	15,139
Chemed Corp.	364	116,505
ChemoCentryx, Inc. (a)	1,555	21,599
Clovis Oncology, Inc. (a)	300	7,446
Concert Pharmaceuticals, Inc. (a)	480	5,794
CONMED Corp.	1,530	127,265
CorVel Corp. (a)	1,154	75,287
CytomX Therapeutics, Inc. (a)	615	6,611
Dicerna Pharmaceuticals, Inc. (a) (b)	700	10,255
Eagle Pharmaceuticals, Inc. (a) (b)	930	46,956
Editas Medicine, Inc. (a) (b)	1,120	27,384
Emergent BioSolutions, Inc. (a)	1,190	60,119
Enanta Pharmaceuticals, Inc. (a) (b)	370	35,342
Ensign Group, Inc. (The)	970	49,654

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 25.3% (Continued)
Enzo Biochem, Inc. (a)	6,640	$18,127
Exact Sciences Corp. (a) (b)	8	693
Fate Therapeutics, Inc. (a) (b)	130	2,284
FibroGen, Inc. (a)	2,125	115,494
Fluidigm Corp. (a)	1,280	17,011
FONAR Corp. (a)	420	8,597
G1 Therapeutics, Inc. (a) (b)	280	4,648
Genomic Health, Inc. (a)	1,885	132,044
Glaukos Corp. (a)	240	18,809
Global Blood Therapeutics, Inc. (a) (b)	1,860	98,450
Globus Medical, Inc. - Class A (a)	3,980	196,652
Haemonetics Corp. (a)	2,015	176,272
Halozyme Therapeutics, Inc. (a)	13,175	212,118
HealthEquity, Inc. (a)	1,610	119,108
HealthStream, Inc. (a)	4,200	117,852
Heron Therapeutics, Inc. (a) (b)	840	20,530
Heska Corp. (a)	7,238	616,098
HMS Holdings Corp. (a)	3,950	116,960
Horizon Pharma plc (a)	4,220	111,535
ImmunoGen, Inc. (a) (b)	5,155	13,970
Immunomedics, Inc. (a) (b)	2,230	42,838
Inogen, Inc. (a) (b)	935	89,171
Insmed, Inc. (a)	1,655	48,111
Inspire Medical Systems, Inc. (a)	250	14,195
Integer Holdings Corp. (a)	1,440	108,605
Intercept Pharmaceuticals, Inc. (a) (b)	190	21,253
Intersect ENT, Inc. (a)	1,440	46,296
IntriCon Corp. (a) (b)	150	3,762
Invitae Corp. (a) (b)	710	16,628
Iovance Biotherapeutics, Inc. (a) (b)	3,570	33,951
iRhythm Technologies, Inc. (a) (b)	1,150	86,204
Ironwood Pharmaceuticals, Inc. (a) (b)	3,512	47,517
Kura Oncology, Inc. (a)	510	8,461
LeMaitre Vascular, Inc.	14,065	436,014
Ligand Pharmaceuticals, Inc. (a) (b)	830	104,339
LivaNova plc (a)	1,190	115,728

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 25.3% (Continued)
Luminex Corp.	1,310	$30,143
MacroGenics, Inc. (a)	1,375	24,723
Madrigal Pharmaceuticals, Inc. (a) (b)	20	2,505
Masimo Corp. (a)	260	35,953
Medidata Solutions, Inc. (a) (b)	11,400	834,935
Medpace Holdings, Inc. (a)	10,461	616,885
Meridian Bioscience, Inc.	2,250	39,623
Merit Medical Systems, Inc. (a)	900	55,647
Mirati Therapeutics, Inc. (a) (b)	120	8,796
Momenta Pharmaceuticals, Inc. (a)	160	2,325
MyoKardia, Inc. (a) (b)	910	47,311
Myriad Genetics, Inc. (a) (b)	3,320	110,224
NanoString Technologies, Inc. (a)	240	5,743
Natera, Inc. (a)	521	10,743
Neogen Corp. (a) (b)	12,521	718,579
NeoGenomics, Inc. (a) (b)	30,360	621,166
Nevro Corp. (a) (b)	1,290	80,638
NextGen Healthcare, Inc. (a)	2,560	43,085
NovoCure Ltd. (a)	1,287	61,995
NuVasive, Inc. (a)	820	46,568
Omnicell, Inc. (a)	420	33,953
OraSure Technologies, Inc. (a)	4,148	46,250
Orthofix Medical, Inc. (a)	660	37,231
Pacira Pharmaceuticals, Inc. (a)	1,450	55,187
Penumbra, Inc. (a) (b)	120	17,641
Phibro Animal Health Corp. - Class A	2,460	81,180
Pieris Pharmaceuticals, Inc. (a)	2,060	6,901
Portola Pharmaceuticals, Inc. (a) (b)	860	29,842
PRA Health Sciences, Inc. (a)	16,130	1,778,978
Providence Service Corp. (The) (a)	860	57,293
PTC Therapeutics, Inc. (a)	290	10,916
Puma Biotechnology, Inc. (a)	510	19,783
Quidel Corp. (a)	750	49,103
R1 RCM, Inc. (a)	410	3,965
RadNet, Inc. (a)	1,310	16,231
REGENXBIO, Inc. (a)	1,318	75,535

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 25.3% (Continued)
Repligen Corp. (a) (b)	15,690	$926,964
Revance Therapeutics, Inc. (a)	1,530	24,113
Rigel Pharmaceuticals, Inc. (a) (b)	11,320	29,092
RTI Surgical Holdings, Inc. (a)	4,420	26,564
Spectrum Pharmaceuticals, Inc. (a)	1,280	13,683
STAAR Surgical Co. (a)	2,220	75,902
Stemline Therapeutics, Inc. (a) (b)	1,080	13,878
Supernus Pharmaceuticals, Inc. (a)	13,808	483,831
Surmodics, Inc. (a)	920	40,002
Syros Pharmaceuticals, Inc. (a)	3,480	31,807
Tabula Rasa HealthCare, Inc. (a) (b)	13,390	755,464
Tactile Systems Technology, Inc. (a) (b)	10,212	538,376
Tandem Diabetes Care, Inc. (a)	400	25,400
Teladoc Health, Inc. (a) (b)	450	25,020
Tivity Health, Inc. (a) (b)	3,336	58,581
Ultragenyx Pharmaceutical, Inc. (a) (b)	1,125	78,030
Vanda Pharmaceuticals, Inc. (a)	2,175	40,020
Veracyte, Inc. (a)	780	19,516
Voyager Therapeutics, Inc. (a)	460	8,804
WaVe Life Sciences Ltd. (a) (b)	380	14,763
Wright Medical Group N.V. (a)	1,140	35,853
Xencor, Inc. (a)	983	30,532
Zafgen, Inc. (a) (b)	700	1,918
		15,468,944
Industrials - 13.7%
Advanced Drainage Systems, Inc.	2,060	53,086
AeroVironment, Inc. (a)	1,270	86,881
Albany International Corp. - Class A	1,600	114,544
Allegiant Travel Co.	90	11,652
Allied Motion Technologies, Inc.	550	18,909
Altra Industrial Motion Corp.	1,990	61,790
Applied Industrial Technologies, Inc.	1,170	69,580
ArcBest Corp. (b)	60	1,847
ASGN, Inc. (a)	1,910	121,266
Astronics Corp. (a)	40	1,309
Atkore International Group, Inc. (a)	1,764	37,979

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 13.7% (Continued)
Axon Enterprise, Inc. (a) (b)	16,690	$908,102
AZZ, Inc.	850	34,791
Barnes Group, Inc.	3,020	155,258
Barrett Business Services, Inc.	985	76,170
Brady Corp. - Class A	1,235	57,316
Brink's Co. (The) (b)	1,510	113,869
Casella Waste Systems, Inc. - Class A (a)	1,560	55,474
Cimpress N.V. (a)	860	68,912
Comfort Systems USA, Inc.	3,860	202,225
Continental Building Products, Inc. (a)	3,600	89,244
CRA International, Inc.	520	26,281
CSW Industrials, Inc. (a)	680	38,957
Deluxe Corp.	1,160	50,715
Douglas Dynamics, Inc.	500	19,035
Echo Global Logistics, Inc. (a)	1,090	27,010
EMCOR Group, Inc.	1,050	76,734
EnerSys	956	62,293
Evoqua Water Technologies Corp. (a)	1,760	22,141
Exponent, Inc.	2,636	152,150
Federal Signal Corp.	3,990	103,700
Forward Air Corp.	1,785	115,543
Franklin Electric Co., Inc.	2,350	120,062
Generac Holdings, Inc. (a)	2,285	117,060
Gorman-Rupp Co. (The)	507	17,208
H&E Equipment Services, Inc. (b)	100	2,511
Harsco Corp. (a)	3,796	76,527
Heidrick & Struggles International, Inc.	450	17,249
Heritage-Crystal Clean, Inc. (a)	365	10,019
Herman Miller, Inc.	2,235	78,627
Hillenbrand, Inc.	4,310	178,993
HNI Corp.	2,260	82,015
Insperity, Inc.	1,382	170,897
Interface, Inc.	3,157	48,365
JELD-WEN Holding, Inc. (a)	1,875	33,113
John Bean Technologies Corp.	1,510	138,754
Kadant, Inc.	238	20,934

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 13.7% (Continued)
Kennametal, Inc.	3,825	$140,569
Kforce, Inc.	380	13,346
Kimball International, Inc. - Class B	2,075	29,341
Korn Ferry	3,000	134,340
Marten Transport Ltd.	31,850	567,886
Masonite International Corp. (a)	260	12,971
McGrath RentCorp	110	6,223
Mercury Systems, Inc. (a)	12,790	819,583
Meritor, Inc. (a)	2,920	59,422
Milacron Holdings Corp. (a)	80	906
Mistras Group, Inc. (a)	520	7,181
Mobile Mini, Inc.	100	3,394
MSA Safety, Inc.	730	75,482
Mueller Industries, Inc.	2,428	76,094
Mueller Water Products, Inc. - Series A	7,510	75,400
MYR Group, Inc. (a)	331	11,463
Navistar International Corp. (a)	1,110	35,853
Patrick Industries, Inc. (a)	360	16,315
PGT Innovations, Inc. (a)	70	970
Proto Labs, Inc. (a)	550	57,827
Raven Industries, Inc.	3,860	148,108
Resources Connection, Inc. (b)	2,040	33,742
Rexnord Corp. (a)	1,870	47,012
Saia, Inc. (a)	10,316	630,308
Simpson Manufacturing Co., Inc.	1,330	78,829
SiteOne Landscape Supply, Inc. (a) (b)	12,570	718,375
Standex International Corp.	595	43,673
Tennant Co.	570	35,391
Tetra Tech, Inc.	2,350	140,037
Trex Co., Inc. (a)	1,580	97,202
Vectrus, Inc. (a)	705	18,746
Vicor Corp. (a)	390	12,098
Watts Water Technologies, Inc. - Class A	60	4,849
Woodward, Inc.	985	93,467
		8,393,500

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Information Technology - 28.0%
8x8, Inc. (a)	150	$3,030
Acacia Communications, Inc. (a)	930	53,336
ACI Worldwide, Inc. (a)	210	6,903
Advanced Energy Industries, Inc. (a)	460	22,853
Aerohive Networks, Inc. (a)	440	1,993
Alarm.com Holdings, Inc. (a) (b)	460	29,854
Altair Engineering, Inc. - Class A (a)	2,230	82,086
Alteryx, Inc. - Class A (a) (b)	520	43,612
AppFolio, Inc. - Class A (a)	4,657	369,766
Avalara, Inc. (a) (b)	1,150	64,159
Badger Meter, Inc.	1,080	60,091
Blackbaud, Inc. (b)	890	70,960
BlackLine, Inc. (a)	720	33,350
Bottomline Technologies (de), Inc. (a)	910	45,582
Box, Inc. - Class A (a)	49,069	947,522
Cabot Microelectronics Corp.	5,945	665,602
CalAmp Corp. (a) (b)	2,300	28,934
Cardtronics plc - Class A (a)	1,860	66,179
Casa Systems, Inc. (a)	90	747
Cass Information Systems, Inc.	733	34,671
Cirrus Logic, Inc. (a)	121	5,090
Cloudera, Inc. (a)	7,149	78,210
CommVault Systems, Inc. (a)	1,897	122,812
Control4 Corp. (a)	760	12,867
Cornerstone OnDemand, Inc. (a)	2,208	120,954
Coupa Software, Inc. (a) (b)	1,060	96,439
CSG Systems International, Inc.	1,510	63,873
Diodes, Inc. (a) (b)	2,790	96,813
eGain Corp. (a)	480	5,016
Ellie Mae, Inc. (a) (b)	220	21,712
Entegris, Inc. (b)	5,105	182,197
Envestnet, Inc. (a)	1,755	114,759
ePlus, Inc. (a)	15	1,328
EVERTEC, Inc.	1,095	30,452
EVO Payments, Inc. - Class A (a)	37,842	1,099,310
ExlService Holdings, Inc. (a)	773	46,395

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Information Technology - 28.0% (Continued)
Fair Isaac Corp. (a)	449	$121,962
FARO Technologies, Inc. (a) (b)	1,070	46,984
Five9, Inc. (a) (b)	2,300	121,509
ForeScout Technologies, Inc. (a)	860	36,043
HubSpot, Inc. (a) (b)	900	149,589
II-VI, Inc. (a) (b)	1,690	62,935
Information Services Group, Inc. (a)	2,325	8,672
Inphi Corp. (a) (b)	1,040	45,490
Integrated Device Technology, Inc. (a)	2,090	102,389
j2 Global, Inc. (b)	3,030	262,398
Limelight Networks, Inc. (a)	10,510	33,947
Littelfuse, Inc.	100	18,248
LivePerson, Inc. (a)	540	15,671
MAXIMUS, Inc.	17,533	1,244,492
Mesa Laboratories, Inc.	4,375	1,008,437
Methode Electronics, Inc.	1,905	54,826
Mimecast Ltd. (a)	19,080	903,438
MKS Instruments, Inc.	125	11,631
Monotype Imaging Holdings, Inc.	3,080	61,261
Nanometrics, Inc. (a)	1,945	60,062
New Relic, Inc. (a)	1,935	190,985
NIC, Inc.	6,315	107,923
Novanta, Inc. (a)	220	18,641
NVE Corp.	1,037	101,512
Okta, Inc. (a)	40	3,309
OSI Systems, Inc. (a) (b)	430	37,668
Park Electrochemical Corp.	1,930	30,301
Paylocity Holding Corp. (a)	790	70,460
Pegasystems, Inc.	28,040	1,822,599
Perficient, Inc. (a)	1,220	33,416
Plantronics, Inc.	330	15,216
Progress Software Corp.	4,460	197,890
Proofpoint, Inc. (a)	45	5,464
PROS Holdings, Inc. (a)	300	12,672
Pure Storage, Inc. - Class A (a)	1,390	30,288
QAD, Inc. - Class A	180	7,753

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Information Technology - 28.0% (Continued)
Qualys, Inc. (a) (b)	14,295	$1,182,768
Quantenna Communications, Inc. (a)	252	6,131
Rapid7, Inc. (a)	865	43,778
RingCentral, Inc. - Class A (a)	145	15,631
Rogers Corp. (a)	195	30,982
Rudolph Technologies, Inc. (a) (b)	850	19,380
SailPoint Technology Holdings, Inc. (a)	3,960	113,731
Science Applications International Corp.	1,760	135,432
Semtech Corp. (a)	1,820	92,656
Silicon Laboratories, Inc. (a)	8,757	708,092
SPS Commerce, Inc. (a)	1,125	119,318
Tenable Holdings, Inc. (a) (b)	340	10,764
Trade Desk, Inc. (The) - Class A (a) (b)	800	158,360
TTEC Holdings, Inc.	693	25,107
Twilio, Inc. - Class A (a) (b)	64	8,268
Upland Software, Inc. (a)	210	8,896
Varonis Systems, Inc. (a)	910	54,263
Virtusa Corp. (a)	810	43,295
Vishay Precision Group, Inc. (a)	50	1,711
WNS Holdings Ltd. - ADR (a)	29,804	1,587,660
Workiva, Inc. (a)	14,519	736,113
Yext, Inc. (a)	2,890	63,175
Zscaler, Inc. (a) (b)	2,100	148,953
		17,100,002
Materials - 2.1%
Balchem Corp.	533	49,462
Boise Cascade Co.	1,860	49,774
Ferro Corp. (a)	2,010	38,049
Greif, Inc. - Class A	1,010	41,663
Ingevity Corp. (a)	665	70,231
Kaiser Aluminum Corp.	285	29,848
Kronos Worldwide, Inc.	3,090	43,322
Myers Industries, Inc.	2,965	50,731
Neenah, Inc.	79	5,084
PolyOne Corp.	1,240	36,344
Quaker Chemical Corp. (b)	3,760	753,241

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Materials - 2.1% (Continued)
Trinseo S.A.	330	$14,949
Tronox Holdings plc - Class A (b)	5,880	77,322
Worthington Industries, Inc.	910	33,961
		1,293,981
Real Estate - 1.2%
Americold Realty Trust (b)	2,740	83,597
Cushman & Wakefield plc (a)	170	3,026
EastGroup Properties, Inc.	1,353	151,049
First Industrial Realty Trust, Inc.	1,510	53,394
Monmouth Real Estate Investment Corp.	5,960	78,553
NexPoint Residential Trust, Inc.	360	13,802
PS Business Parks, Inc.	60	9,410
QTS Realty Trust, Inc. - Class A	51	2,294
RE/MAX Holdings, Inc. - Class A (b)	870	33,530
RMR Group, Inc. (The) - Class A	360	21,953
Ryman Hospitality Properties, Inc.	2,990	245,898
Tanger Factory Outlet Centers, Inc. (b)	280	5,874
Urban Edge Properties	1,410	26,790
		729,170
Utilities - 0.2%
American States Water Co.	800	57,040
SJW Group	490	30,253
York Water Co. (The)	1,800	61,776
		149,069

Total Common Stocks (Cost $49,216,007)		$59,337,638

RIGHTS – 0.0% (c)	Shares	Value
Ferroglobe R&W Trust - CVR (a) (d) (e)	840	$0

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.8%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.27% (f)	1,604,373	$1,604,373
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.32% (f) (g)	1,299,128	1,299,128
Total Money Market Funds (Cost $2,903,501)		$2,903,501

Total Investments at Value - 101.9% (Cost $52,119,508)		$62,241,139

Liabilities in Excess of Other Assets - (1.9%)		(1,130,268)

Net Assets - 100.0%		$61,110,871

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $12,898,156 (Note 5).
(c)	Percentage rounds to less than 0.1%.
(d)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of March 31, 2019, representing 0.0% of net assets (Note 1).
(e)	Illiquid security. The total value of such securities is $0 at March 31, 2019, representing 0.0% of net assets.
(f)	The rate shown is the 7-day effective yield as of March 31, 2019.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $1,299,128. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $11,771,419 (Note 5).

ADR - American Depositary Receipt.

See accompanying notes to Schedules of Investments.

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Communication Services - 1.2%
AMC Entertainment Holdings, Inc. - Class A (a)	260	$3,861
Gray Television, Inc. (b)	370	7,903
Liberty Latin America Ltd. - Class A (b)	2,420	46,803
Liberty Latin America Ltd. - Class C (b)	100	1,945
Marcus Corp. (The)	1,450	58,073
MSG Networks, Inc. - Class A (b)	6,030	131,152
National CineMedia, Inc. (a)	9,640	67,962
New Media Investment Group, Inc.	11,825	124,162
QuinStreet, Inc. (a) (b)	1,340	17,943
Reading International, Inc. - Class A (b)	4,600	73,416
Saga Communications, Inc. - Class A	161	5,344
Sinclair Broadcast Group, Inc. - Class A	2,690	103,511
Spok Holdings, Inc.	1,470	20,021
WideOpenWest, Inc. (b)	450	4,095
		666,191
Consumer Discretionary - 8.1%
Aaron's, Inc.	2,660	139,916
Abercrombie & Fitch Co. - Class A (a)	3,760	103,062
Adtalem Global Education, Inc. (b)	4,220	195,470
American Eagle Outfitters, Inc.	8,472	187,824
American Public Education, Inc. (b)	1,464	44,096
Bassett Furniture Industries, Inc.	3,230	53,004
Boyd Gaming Corp. (a)	580	15,869
Callaway Golf Co.	200	3,186
Cato Corp. (The) - Class A	2,330	34,903
Chico's FAS, Inc. (a)	934	3,988
Citi Trends, Inc.	2,000	38,620
Columbia Sportswear Co.	1,145	119,286
Conn's, Inc. (b)	580	13,259
Core-Mark Holding Co., Inc.	1,270	47,155
Dana, Inc.	2,240	39,738
Dine Brands Global, Inc. (a)	80	7,303
DSW, Inc. - Class A	7,801	173,338
Ethan Allen Interiors, Inc.	5,670	108,467
Flexsteel Industries, Inc.	879	20,384

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Consumer Discretionary - 8.1% (Continued)
Guess?, Inc. (a)	2,290	$44,884
Haverty Furniture Cos., Inc.	2,090	45,729
Helen of Troy Ltd. (a) (b)	275	31,889
Hibbett Sports, Inc. (b)	390	8,896
Hooker Furniture Corp.	26,077	751,800
Jack in the Box, Inc.	1,795	145,503
K12, Inc. (b)	1,216	41,502
KB Home	540	13,052
La-Z-Boy, Inc.	3,387	111,737
Leaf Group Ltd. (b)	1,490	11,950
Movado Group, Inc. (a)	2,371	86,257
Murphy USA, Inc. (b)	410	35,104
Office Depot, Inc.	9,815	35,628
Rent-A-Center, Inc. (b)	3,160	65,949
Shiloh Industries, Inc. (b)	739	4,065
Signet Jewelers Ltd.	910	24,716
Standard Motor Products, Inc.	1,031	50,622
Stoneridge, Inc. (b)	16,848	486,232
Strategic Education, Inc.	362	47,534
Superior Industries International, Inc. (a)	1,130	5,379
Taylor Morrison Home Corp. - Class A (b)	37,505	665,714
Tile Shop Holdings, Inc.	2,330	13,188
Tilly's, Inc. - Class A	2,497	27,792
TRI Pointe Group, Inc. (a) (b)	33,556	424,148
Tupperware Brands Corp.	1,000	25,580
Vera Bradley, Inc. (b)	5,260	69,695
Wingstop, Inc.	400	30,412
Zumiez, Inc. (a) (b)	1,410	35,095
		4,688,920
Consumer Staples - 1.9%
BJ's Wholesale Club Holdings, Inc. (b)	1,410	38,634
Inter Parfums, Inc.	50	3,794
Landec Corp. (b)	64,355	790,278
Sanderson Farms, Inc. (a)	840	110,746
Universal Corp.	540	31,120

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Consumer Staples - 1.9% (Continued)
Vector Group Ltd. (a)	14,349	$154,826
		1,129,398
Energy - 6.4%
Archrock, Inc.	15,413	150,739
Carrizo Oil & Gas, Inc. (a) (b)	13,795	172,024
Centennial Resource Development, Inc. - Class A (a) (b)	79,480	698,629
CONSOL Energy, Inc. (b)	1,970	67,413
CVR Energy, Inc.	160	6,592
Delek US Holdings, Inc. (a)	2,000	72,840
Denbury Resources, Inc. (a) (b)	4,170	8,549
Dril-Quip, Inc. (b)	740	33,929
Equitrans Midstream Corp.	33,015	719,066
FTS International, Inc. (a) (b)	8,050	80,500
Hallador Energy Co.	3,810	20,041
KLX Energy Services Holdings, Inc. (b)	182	4,575
McDermott International, Inc. (a) (b)	1,770	13,169
Midstates Petroleum Co., Inc. (b)	5,964	58,268
NACCO Industries, Inc. - Class A	1,980	75,676
Natural Gas Services Group, Inc. (b)	2,250	38,948
Oasis Petroleum, Inc. (a) (b)	3,823	23,091
Overseas Shipholding Group, Inc. - Class A (b)	26,392	60,438
Panhandle Oil and Gas, Inc. - Class A	4,020	63,114
PDC Energy, Inc. (b)	14,255	579,893
Peabody Energy Corp.	2,378	67,369
PHI, Inc. (b)	3,261	1,402
SandRidge Energy, Inc. (b)	971	7,787
SEACOR Holdings, Inc. (b)	1,850	78,218
Talos Energy, Inc. (b)	1,150	30,544
TETRA Technologies, Inc. (b)	1,020	2,387
Transocean Ltd. (a) (b)	241	2,099
Unit Corp. (a) (b)	430	6,123
World Fuel Services Corp.	1,110	32,068
WPX Energy, Inc. (b)	43,725	573,235
		3,748,726
Financials - 25.5%
Ameris Bancorp	26,376	906,015

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Financials - 25.5% (Continued)
AMERISAFE, Inc.	1,010	$59,994
Ares Commercial Real Estate Corp.	500	7,595
Argo Group International Holdings Ltd.	394	27,840
ARMOUR Residential REIT, Inc. (a)	6,630	129,484
Arrow Financial Corp.	569	18,714
Associated Banc-Corp.	1,148	24,510
Bank of N.T. Butterfield & Son Ltd. (The)	24,850	891,617
BankUnited, Inc.	8,035	268,369
Banner Corp.	1,310	70,963
Berkshire Hills Bancorp, Inc.	864	23,535
Blucora, Inc. (b)	1,270	42,393
Boston Private Financial Holdings, Inc.	7,500	82,200
BrightSphere Investment Group plc	7,490	101,564
Brookline Bancorp, Inc.	430	6,192
Cadence Bancorp.	9,080	168,434
Capitol Federal Financial, Inc.	7,414	98,977
Capstead Mortgage Corp. (a)	1,040	8,934
Carolina Financial Corp.	1,220	42,200
Cathay General Bancorp	6,441	218,414
CenterState Bank Corp.	3,805	90,597
Central Pacific Financial Corp.	329	9,488
Chemical Financial Corp. (a)	4,075	167,727
City Holding Co. (a)	824	62,781
CNO Financial Group, Inc.	8,068	130,540
Columbia Banking System, Inc.	870	28,440
Community Bank System, Inc. (a)	1,150	68,736
Customers Bancorp, Inc. (b)	680	12,451
CVB Financial Corp.	14,860	312,803
Dime Community Bancshares, Inc. (a)	1,364	25,548
Donegal Group, Inc. - Class A	2,490	33,491
Dynex Capital, Inc.	2,120	12,911
Eagle Bancorp, Inc. (b)	738	37,048
Enterprise Financial Services Corp.	1,732	70,614
Essent Group Ltd. (b)	8,460	367,586
Exantas Capital Corp. (a)	661	7,026
FBL Financial Group, Inc. - Class A	1,212	76,017

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Financials - 25.5% (Continued)
Federated Investors, Inc. - Class B (a)	4,560	$133,654
First BanCorp.	2,050	23,493
First Citizens BancShares, Inc. - Class A	331	134,783
First Financial Corp.	1,011	42,462
First Horizon National Corp. (a)	45,337	633,811
First Merchants Corp.	3,050	112,393
First Midwest Bancorp, Inc.	2,650	54,219
Fulton Financial Corp.	7,930	122,756
Genworth Financial, Inc. - Class A (a) (b)	30,810	118,002
Glacier Bancorp, Inc. (a)	2,457	98,452
Global Indemnity Ltd.	1,839	55,869
Great Western Bancorp, Inc.	5,820	183,854
Hallmark Financial Services, Inc. (b)	6,086	63,294
Hancock Whitney Corp.	2,146	86,698
HCI Group, Inc. (a)	570	24,356
Heritage Commerce Corp.	1,580	19,118
Home BancShares, Inc. (a)	6,710	117,895
HomeStreet, Inc. (b)	26,550	699,592
Hope Bancorp, Inc.	8,100	105,948
IBERIABANK Corp.	2,140	153,459
Independent Bank Corp.	1,618	34,787
International Bancshares Corp.	1,400	53,242
Invesco Mortgage Capital, Inc.	1,070	16,906
Investors Bancorp, Inc.	9,910	117,434
Kemper Corp.	2,830	215,476
LegacyTexas Financial Group, Inc.	3,225	120,583
Mercantile Bank Corp.	1,498	49,015
Meridian Bancorp, Inc.	9,425	147,878
MGIC Investment Corp. (b)	21,025	277,320
MutualFirst Financial, Inc.	840	25,175
National Bank Holdings Corp. - Class A	1,915	63,693
National Western Life Group, Inc. - Class A	595	156,170
Navigators Group, Inc. (The)	722	50,446
NBT Bancorp, Inc. (a)	2,028	73,028
NMI Holdings, Inc. - Class A (b)	5,319	137,603
Northfield Bancorp, Inc. (a)	3,392	47,149

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Financials - 25.5% (Continued)
Northrim BanCorp, Inc.	1,360	$46,811
OFG Bancorp	658	13,022
On Deck Capital, Inc. (b)	4,060	22,005
Oritani Financial Corp. (a)	1,150	19,125
Orrstown Financial Services, Inc.	430	7,994
PacWest Bancorp	14,660	551,363
PennyMac Mortgage Investment Trust (a)	4,030	83,461
ProAssurance Corp.	6,630	229,464
Protective Insurance Corp. - Class B	1,683	31,169
Provident Financial Services, Inc.	2,550	66,020
Pzena Investment Management, Inc. - Class A	7,016	56,759
Radian Group, Inc.	14,056	291,521
RenaissanceRe Holdings Ltd. (a)	6,910	991,586
Renasant Corp.	5,990	202,762
Republic Bancorp, Inc. - Class A	2,233	99,860
RLI Corp.	800	57,400
S&T Bancorp, Inc. (a)	1,687	66,687
Selective Insurance Group, Inc.	1,130	71,506
Stifel Financial Corp.	450	23,742
Stock Yards Bancorp, Inc.	3,470	117,321
Texas Capital Bancshares, Inc. (b)	9,185	501,409
Third Point Reinsurance Ltd. (b)	8,133	84,421
TowneBank	3,160	78,210
TPG RE Finance Trust, Inc.	570	11,172
TriState Capital Holdings, Inc. (b)	940	19,204
TrustCo Bank Corp. (a)	8,390	65,106
Umpqua Holdings Corp.	1,130	18,645
United Bankshares, Inc. (a)	6,390	231,574
United Community Banks, Inc.	3,210	80,025
United Fire Group, Inc. (a)	1,452	63,467
Univest Financial Corp.	1,200	29,352
Veritex Holdings, Inc.	2,580	62,488
Walker & Dunlop, Inc.	700	35,637
Washington Federal, Inc.	4,810	138,961
Washington Trust Bancorp, Inc.	610	29,372
WesBanco, Inc.	1,520	60,420

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Financials - 25.5% (Continued)
Western Alliance Bancorp. (b)	22,375	$918,269
Wintrust Financial Corp.	683	45,986
WSFS Financial Corp.	1,765	68,129
		14,873,186
Health Care - 3.0%
Acceleron Pharma, Inc. (b)	210	9,780
American Renal Associates Holdings, Inc. (b)	290	1,781
Anika Therapeutics, Inc. (b)	1,590	48,082
Arena Pharmaceuticals, Inc. (a) (b)	620	27,794
Avanos Medical, Inc. (b)	1,393	59,453
bluebird bio, Inc. (a) (b)	61	9,597
Cerus Corp. (b)	610	3,800
CONMED Corp.	3,220	267,840
FONAR Corp. (b)	1,350	27,635
Haemonetics Corp. (b)	679	59,399
HMS Holdings Corp. (b)	3,430	101,563
Integer Holdings Corp. (b)	1,585	119,541
LivaNova plc (b)	7,565	735,696
Luminex Corp.	2,040	46,940
Meridian Bioscience, Inc.	2,201	38,760
National HealthCare Corp.	1,103	83,695
NextGen Healthcare, Inc. (b)	2,200	37,026
OraSure Technologies, Inc. (b)	3,320	37,018
Orthofix Medical, Inc. (b)	400	22,564
RTI Surgical, Inc. (b)	4,148	24,929
		1,762,893
Industrials - 16.9%
AeroVironment, Inc. (b)	495	33,863
Alamo Group, Inc.	6,055	605,136
Albany International Corp. - Class A	6,020	430,971
Altra Industrial Motion Corp.	3,730	115,817
Apogee Enterprises, Inc. (a)	11,410	427,761
Applied Industrial Technologies, Inc.	1,165	69,282
ArcBest Corp.	950	29,251
Astronics Corp. (b)	12,745	417,016
AZZ, Inc.	3,280	134,250

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Barnes Group, Inc.	7,515	$386,346
BMC Stock Holdings, Inc. (b)	33,150	585,760
Brady Corp. - Class A (a)	1,731	80,336
Casella Waste Systems, Inc. - Class A (b)	1,560	55,474
CBIZ, Inc. (b)	1,690	34,206
Comfort Systems USA, Inc.	2,503	131,132
Crane Co.	4,745	401,522
CSW Industrials, Inc. (b)	2,593	148,553
Curtiss-Wright Corp.	830	94,072
DXP Enterprises, Inc. (b)	430	16,736
Echo Global Logistics, Inc. (b)	1,230	30,479
EMCOR Group, Inc.	1,752	128,036
Encore Wire Corp.	890	50,926
EnerSys	10,597	690,501
Ennis, Inc.	4,002	83,082
Exponent, Inc.	1,136	65,570
Federal Signal Corp.	15,933	414,099
Franklin Electric Co., Inc.	3,050	155,825
FTI Consulting, Inc. (b)	1,735	133,282
Gencor Industries, Inc. (b)	1,314	16,241
GP Strategies Corp. (a) (b)	19,105	232,125
Graham Corp.	2,354	46,209
H&E Equipment Services, Inc. (a)	160	4,018
Heidrick & Struggles International, Inc.	219	8,394
Heritage-Crystal Clean, Inc. (b)	2,530	69,449
Herman Miller, Inc.	2,320	81,618
HNI Corp.	11,480	416,608
Huron Consulting Group, Inc. (b)	490	23,138
ICF International, Inc.	1,310	99,665
Insteel Industries, Inc.	1,460	30,543
Interface, Inc.	2,098	32,141
Kennametal, Inc.	2,846	104,591
Kimball International, Inc. - Class B	2,268	32,070
Knight-Swift Transportation Holdings, Inc. (a)	20,575	672,390
Marten Transport Ltd.	90	1,605
Mercury Systems, Inc. (b)	1,510	96,761

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Milacron Holdings Corp. (b)	4,150	$46,978
Moog, Inc. - Class A	682	59,300
Mueller Water Products, Inc. - Series A	11,470	115,159
Navistar International Corp. (b)	3,170	102,391
Quanta Services, Inc.	23,605	890,853
Resources Connection, Inc.	100	1,654
Rexnord Corp. (b)	6,640	166,930
SkyWest, Inc.	2,395	130,024
SP Plus Corp. (b)	1,505	51,351
Spirit Airlines, Inc. (b)	30	1,586
SPX FLOW, Inc. (b)	486	15,503
Tetra Tech, Inc.	2,290	136,460
TriMas Corp. (b)	3,080	93,108
TrueBlue, Inc. (b)	626	14,799
Vectrus, Inc. (b)	940	24,995
Vicor Corp. (a) (b)	240	7,445
Watts Water Technologies, Inc. - Class A	980	79,204
		9,854,590
Information Technology - 16.3%
Acacia Communications, Inc. (b)	2,150	123,303
ACI Worldwide, Inc. (b)	970	31,884
ADTRAN, Inc.	2,486	34,058
Advanced Energy Industries, Inc. (b)	420	20,866
American Software, Inc. - Class A	1,250	14,938
Amkor Technology, Inc. (b)	2,620	22,375
Anixter International, Inc. (b)	520	29,177
Avalara, Inc. (a) (b)	1,340	74,759
Avaya Holdings Corp. (b)	510	8,583
AVX Corp.	4,640	80,458
Axcelis Technologies, Inc. (b)	2,180	43,862
Belden, Inc. (a)	900	48,330
Benchmark Electronics, Inc.	2,980	78,225
Cabot Microelectronics Corp. (a)	1,064	119,125
CACI International, Inc. - Class A (b)	261	47,507
Cardtronics plc - Class A (b)	830	29,531
Casa Systems, Inc. (b)	2,100	17,430

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Information Technology - 16.3% (Continued)
Ciena Corp. (b)	4,880	$182,220
Cirrus Logic, Inc. (b)	1,371	57,678
Coherent, Inc. (a) (b)	5,289	749,556
Comtech Telecommunications Corp.	3,550	82,431
Control4 Corp. (b)	895	15,152
Cree, Inc. (a) (b)	3,450	197,409
CSG Systems International, Inc.	770	32,571
CTS Corp.	5,610	164,766
Diodes, Inc. (a) (b)	5,215	180,961
eGain Corp. (b)	1,290	13,481
Entegris, Inc. (a)	16,390	584,959
Euronet Worldwide, Inc. (b)	2,625	374,299
Fabrinet (a) (b)	2,580	135,089
FARO Technologies, Inc. (a) (b)	1,370	60,157
ForeScout Technologies, Inc. (b)	1,060	44,425
FormFactor, Inc. (b)	150	2,414
Insight Enterprises, Inc. (b)	450	24,777
Integrated Device Technology, Inc. (a) (b)	13,940	682,920
InterDigital, Inc.	630	41,567
KEMET Corp.	1,916	32,515
Kimball Electronics, Inc. (b)	9,445	146,303
Knowles Corp. (b)	6,690	117,945
Mellanox Technologies Ltd. (b)	9,000	1,065,239
Methode Electronics, Inc.	21,120	607,833
MicroStrategy, Inc. - Class A (b)	100	14,425
Monotype Imaging Holdings, Inc.	12,450	247,631
Nanometrics, Inc. (b)	1,333	41,163
NVE Corp.	1,288	126,082
OSI Systems, Inc. (a) (b)	1,260	110,376
Park Electrochemical Corp.	4,230	66,411
Perficient, Inc. (b)	6,890	188,717
Perspecta, Inc.	5,600	113,232
Plexus Corp. (b)	1,365	83,197
Presidio, Inc.	3,010	44,548
Progress Software Corp.	3,693	163,858
Rambus, Inc. (b)	43,820	457,919

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Information Technology - 16.3% (Continued)
Ribbon Communications, Inc. (b)	706	$3,636
Rogers Corp. (b)	719	114,235
Sanmina Corp. (b)	5,094	146,962
Science Applications International Corp.	1,970	151,592
Semtech Corp. (b)	940	47,855
Sykes Enterprises, Inc. (b)	2,901	82,040
SYNNEX Corp.	930	88,713
Tech Data Corp. (b)	1,200	122,892
Tenable Holdings, Inc. (a) (b)	740	23,428
Travelport Worldwide Ltd.	3,500	55,055
Verint Systems, Inc. (b)	5,565	333,120
Viavi Solutions, Inc. (b)	2,930	36,273
Virtusa Corp. (b)	430	22,984
Vishay Intertechnology, Inc.	8,967	165,619
Vishay Precision Group, Inc. (b)	580	19,842
Workiva, Inc. (b)	630	31,941
		9,524,824
Materials - 6.1%
Bemis Co., Inc. (a)	11,189	620,766
Boise Cascade Co.	8,845	236,692
Cleveland-Cliffs, Inc. (a)	1,890	18,881
Commercial Metals Co.	4,640	79,251
FutureFuel Corp.	2,659	35,631
Greif, Inc. - Class A	1,785	73,631
Innophos Holdings, Inc.	1,293	38,971
Innospec, Inc.	100	8,335
Kaiser Aluminum Corp.	5,297	554,755
Louisiana-Pacific Corp.	2,337	56,976
Materion Corp.	7,328	418,136
Neenah, Inc.	6,785	436,683
Olympic Steel, Inc.	581	9,220
P.H. Glatfelter Co.	46,525	656,934
PolyOne Corp.	880	25,793
Schnitzer Steel Industries, Inc. - Class A	1,875	45,000
Sensient Technologies Corp.	542	36,742
SunCoke Energy, Inc. (b)	1,880	15,961

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Materials - 6.1% (Continued)
Tredegar Corp. (a)	2,550	$41,157
Trinseo S.A.	100	4,530
Tronox Holdings plc - Class A (a)	5,330	70,089
UFP Technologies, Inc. (b)	1,391	52,023
Warrior Met Coal, Inc.	1,270	38,608
Worthington Industries, Inc.	150	5,598
		3,580,363
Real Estate - 10.4%
American Assets Trust, Inc.	5,820	266,905
Brandywine Realty Trust	47,523	753,714
CareTrust REIT, Inc.	3,710	87,037
CatchMark Timber Trust, Inc. - Class A	2,472	24,275
Chatham Lodging Trust	5,190	99,856
Chesapeake Lodging Trust	4,630	128,760
City Office REIT, Inc. (a)	190	2,149
CoreCivic, Inc.	8,410	163,575
Cousins Properties, Inc.	15,110	145,963
DiamondRock Hospitality Co.	10,010	108,408
First Industrial Realty Trust, Inc.	7,080	250,349
Franklin Street Properties Corp.	3,830	27,538
Gladstone Commercial Corp.	1,130	23,470
Healthcare Realty Trust, Inc.	3,720	119,449
InfraREIT, Inc.	2,530	53,054
Lexington Realty Trust	4,570	41,404
LTC Properties, Inc.	145	6,641
Monmouth Real Estate Investment Corp.	15,560	205,081
National Health Investors, Inc.	1,241	97,481
NexPoint Residential Trust, Inc.	2,490	95,467
Office Properties Income Trust (a)	1,460	40,354
Pebblebrook Hotel Trust (a)	6,780	210,587
Piedmont Office Realty Trust, Inc. - Class A (a)	10,670	222,470
PotlatchDeltic Corp. (a)	10,164	384,098
PS Business Parks, Inc.	344	53,950
RE/MAX Holdings, Inc. - Class A (a)	3,677	141,712
Rexford Industrial Realty, Inc.	4,330	155,057
RLJ Lodging Trust	17,420	306,069

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Real Estate - 10.4% (Continued)
RPT Realty (a)	84,120	$1,010,280
STAG Industrial, Inc.	2,450	72,643
Summit Hotel Properties, Inc.	7,040	80,326
Sunstone Hotel Investors, Inc. (a)	11,450	164,880
Terreno Realty Corp.	2,010	84,500
TIER REIT, Inc.	650	18,629
Urban Edge Properties	8,000	152,000
Washington Real Estate Investment Trust (a)	2,990	84,856
Xenia Hotel & Resorts, Inc.	9,220	202,010
		6,084,997
Utilities - 2.9%
ALLETE, Inc.	1,870	153,770
American States Water Co.	1,602	114,223
Artesian Resources Corp. - Class A	4,349	162,087
Avista Corp.	1,410	57,274
Black Hills Corp.	430	31,850
Consolidated Water Co. Ltd.	332	4,273
El Paso Electric Co.	1,400	82,348
IDACORP, Inc.	1,648	164,041
MGE Energy, Inc.	1,081	73,476
New Jersey Resources Corp.	740	36,845
ONE Gas, Inc.	3,592	319,795
Otter Tail Corp.	925	46,084
PNM Resources, Inc.	1,090	51,601
Portland General Electric Co.	2,185	113,270
SJW Group	1,820	112,367
Spire, Inc.	530	43,614
York Water Co. (The)	2,894	99,322
		1,666,240

Total Common Stocks (Cost $55,962,061)		$57,580,328

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.3%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.27% (c) (Cost $724,778)	724,778	$724,778

Total Investments at Value - 100.0% (Cost $56,686,839)		$58,305,106

Other Assets in Excess of Liabilities - 0.0% (d)		17,017

Net Assets - 100.0%		$58,322,123

(a)	This security or a partial position of this security is on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $10,758,802. Securities on loan are collateralized by various U.S. Treasury obligations in the amount of $10,949,526 (Note 5).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of March 31, 2019.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communication Services - 9.1%
A.H. Belo Corp. - Class A	90	$335
Activision Blizzard, Inc.	4,613	210,030
Actua Corp. (a) (d) (e)	100	63
Alphabet, Inc. - Class C (a)	4,183	4,907,955
AMC Entertainment Holdings, Inc. - Class A (b)	107	1,589
AMC Networks, Inc. - Class A (a) (b)	356	20,207
AT&T, Inc.	48,588	1,523,720
Boingo Wireless, Inc. (a)	750	17,460
Cars.com, Inc. (a) (b)	575	13,110
CBS Corp. - Class B	2,533	120,393
CenturyLink, Inc. (b)	6,072	72,803
Charter Communications, Inc. - Class A (a)	1,328	460,696
Cinemark Holdings, Inc. (b)	775	30,992
Clear Channel Outdoor Holdings, Inc. - Class A (a)	1,000	5,350
Cogent Communications Holdings, Inc.	200	10,850
Comcast Corp. - Class A	27,208	1,087,775
comScore, Inc. (a)	400	8,100
Consolidated Communications Holdings, Inc. (b)	501	5,466
Discovery, Inc. - Series A (a)	798	21,562
DISH Network Corp. - Class A (a)	1,375	43,574
E.W. Scripps Co. (The) - Class A	526	11,046
Electronic Arts, Inc. (a)	1,940	197,162
Entercom Communications Corp. - Class A (b)	250	1,313
Entravision Communications Corp. - Class A (b)	100	324
Facebook, Inc. - Class A (a)	16,109	2,685,209
Fox Corp. - Class A (a)	2,196	80,615
Gannett Co., Inc. (b)	1,050	11,067
GCI Liberty, Inc. - Class A (a) (b)	681	37,870
Gray Television, Inc. (a)	500	10,680
IAC/InterActiveCorp (a)	450	94,550
IDT Corp. - Class B (a)	2,496	16,573
Interpublic Group of Cos., Inc. (The)	2,422	50,886
Iridium Communications, Inc. (a) (b)	910	24,060
John Wiley & Sons, Inc. - Class A	200	8,844
Liberty Broadband Corp. - Series A (a)	1,381	126,554

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Communication Services - 9.1% (Continued)
Liberty Media Corp. - Liberty Braves - Series A (a)	360	$10,058
Liberty Media Corp. - Liberty Formula One - Series A (a) (b)	600	20,424
Liberty Media Corp. - Liberty SiriusXM - Series A (a)	2,252	85,981
Liberty TripAdvisor Holdings, Inc. - Series A (a)	790	11,210
Lions Gate Entertainment Corp. - Class B	1,033	15,598
Live Nation Entertainment, Inc. (a)	1,137	72,245
Loral Space & Communications, Inc. (a) (b)	300	10,815
Madison Square Garden Co. (The) - Class A (a)	93	27,261
Marcus Corp. (The)	100	4,005
Match Group, Inc. (b)	1,175	66,517
Meredith Corp. (b)	300	16,578
MSG Networks, Inc. - Class A (a) (b)	581	12,637
National CineMedia, Inc. (b)	500	3,525
Netflix, Inc. (a)	2,752	981,254
New Media Investment Group, Inc.	301	3,161
New York Times Co. (The) - Class A (b)	1,050	34,493
News Corp. - Class A	2,853	35,491
Nexstar Media Group, Inc. - Class A (b)	399	43,240
NII Holdings, Inc. (a)	3,900	7,644
Omnicom Group, Inc. (b)	1,714	125,105
Rosetta Stone, Inc. (a)	300	6,555
Scholastic Corp.	325	12,922
Shenandoah Telecommunications Co.	300	13,308
Sinclair Broadcast Group, Inc. - Class A	425	16,354
Sirius XM Holdings, Inc. (b)	14,709	83,400
Spok Holdings, Inc.	400	5,448
Sprint Corp. (a)	5,547	31,341
Take-Two Interactive Software, Inc. (a)	625	58,981
TechTarget, Inc. (a)	800	13,016
TEGNA, Inc.	1,725	24,323
Telephone & Data Systems, Inc.	700	21,511
T-Mobile US, Inc. (a)	2,125	146,837
Travelzoo (a) (b)	100	1,340
TripAdvisor, Inc. (a)	634	32,619
Twitter, Inc. (a)	5,300	174,264
United States Cellular Corp. (a)	300	13,773

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Communication Services - 9.1% (Continued)
Verizon Communications, Inc.	27,033	$1,598,462
Viacom, Inc. - Class B	2,082	58,442
Vonage Holdings Corp. (a)	1,425	14,307
Walt Disney Co. (The)	8,786	975,510
World Wrestling Entertainment, Inc. - Class A (b)	600	52,068
Yelp, Inc. (a)	566	19,527
Zayo Group Holdings, Inc. (a)	1,525	43,341
Zillow Group, Inc. - Class C (a) (b)	748	25,986
		16,949,660
Consumer Discretionary - 10.4%
1-800-FLOWERS.COM, Inc. - Class A (a)	300	5,469
Aaron's, Inc.	400	21,040
Abercrombie & Fitch Co. - Class A (b)	425	11,649
Adtalem Global Education, Inc. (a)	400	18,528
Advance Auto Parts, Inc.	491	83,730
Amazon.com, Inc. (a)	2,898	5,160,613
American Axle & Manufacturing Holdings, Inc. (a) (b)	550	7,871
American Eagle Outfitters, Inc.	1,225	27,158
American Outdoor Brands Corp. (a) (b)	475	4,437
American Public Education, Inc. (a)	300	9,036
Aramark	1,675	49,496
Autoliv, Inc. (b)	648	47,647
AutoNation, Inc. (a) (b)	525	18,753
AutoZone, Inc. (a)	186	190,486
Barnes & Noble Education, Inc. (a)	347	1,457
Barnes & Noble, Inc. (b)	550	2,987
Beazer Homes USA, Inc. (a)	200	2,302
Bed Bath & Beyond, Inc. (b)	1,125	19,114
Best Buy Co., Inc.	1,625	115,473
Big Lots, Inc.	200	7,604
Booking Holdings, Inc. (a)	308	537,431
BorgWarner, Inc.	1,310	50,317
Boyd Gaming Corp. (b)	725	19,836
Bridgepoint Education, Inc. (a) (b)	500	3,055
Bright Horizons Family Solutions, Inc. (a)	300	38,133
Brinker International, Inc. (b)	175	7,767

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Discretionary - 10.4% (Continued)
Brunswick Corp.	550	$27,682
Buckle, Inc. (The) (b)	350	6,552
Burlington Stores, Inc. (a) (b)	548	85,861
Caleres, Inc.	425	10,493
Callaway Golf Co.	500	7,965
Career Education Corp. (a)	500	8,260
CarMax, Inc. (a) (b)	1,080	75,384
Carnival Corp.	2,825	143,284
Carter's, Inc.	382	38,502
Cato Corp. (The) - Class A	300	4,494
Cavco Industries, Inc. (a)	100	11,753
Cheesecake Factory, Inc. (The) (b)	300	14,676
Chico's FAS, Inc. (b)	1,300	5,551
Children's Place, Inc. (The) (b)	132	12,841
Chipotle Mexican Grill, Inc. (a)	137	97,312
Choice Hotels International, Inc. (b)	450	34,983
Churchill Downs, Inc. (b)	201	18,142
Citi Trends, Inc.	50	966
Collectors Universe, Inc.	110	1,927
Columbia Sportswear Co.	100	10,418
Conn's, Inc. (a)	500	11,430
Cooper Tire & Rubber Co.	425	12,703
Core-Mark Holding Co., Inc.	206	7,649
Cracker Barrel Old Country Store, Inc. (b)	191	30,868
Crocs, Inc. (a)	1,200	30,900
CSS Industries, Inc.	50	300
D.R. Horton, Inc.	2,073	85,780
Dana, Inc.	900	15,966
Darden Restaurants, Inc.	823	99,970
Dave & Buster's Entertainment, Inc.	300	14,961
Deckers Outdoor Corp. (a)	25	3,675
Dick's Sporting Goods, Inc. (b)	527	19,399
Dillard's, Inc. - Class A (b)	347	24,991
Dollar General Corp.	1,696	202,333
Dollar Tree, Inc. (a)	1,736	182,349
Domino's Pizza, Inc.	279	72,010

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Discretionary - 10.4% (Continued)
Dorman Products, Inc. (a) (b)	200	$17,618
DSW, Inc. - Class A (b)	550	12,221
Dunkin' Brands Group, Inc.	600	45,060
eBay, Inc.	7,425	275,764
Empire Resorts, Inc. (a) (b)	20	201
Etsy, Inc. (a)	740	49,743
Expedia Group, Inc.	757	90,083
Express, Inc. (a) (b)	1,000	4,280
Fiesta Restaurant Group, Inc. (a)	300	3,933
Five Below, Inc. (a)	200	24,850
Foot Locker, Inc.	1,025	62,115
Ford Motor Co.	25,100	220,378
Fossil Group, Inc. (a) (b)	400	5,488
Frontdoor, Inc. (a)	487	16,763
Gaia, Inc. (a) (b)	600	5,490
GameStop Corp. - Class A (b)	550	5,588
Gap, Inc. (The)	1,550	40,579
General Motors Co.	8,990	333,529
Gentex Corp.	2,195	45,393
Gentherm, Inc. (a)	75	2,765
Genuine Parts Co.	1,007	112,814
G-III Apparel Group Ltd. (a)	275	10,989
Golden Entertainment, Inc. (a) (b)	100	1,416
Goodyear Tire & Rubber Co. (The)	1,825	33,124
GoPro, Inc. - Class A (a) (b)	300	1,950
Grand Canyon Education, Inc. (a)	200	22,902
Green Brick Partners, Inc. (a)	45	394
Group 1 Automotive, Inc. (b)	223	14,428
GrubHub, Inc. (a) (b)	550	38,209
Guess?, Inc. (b)	400	7,840
H&R Block, Inc.	1,310	31,361
Hanesbrands, Inc. (b)	2,695	48,187
Harley-Davidson, Inc. (b)	1,150	41,009
Hasbro, Inc.	700	59,513
Helen of Troy Ltd. (a) (b)	119	13,799
Hibbett Sports, Inc. (a)	200	4,562

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Discretionary - 10.4% (Continued)
Hilton Grand Vacations, Inc. (a)	105	$3,239
Hilton Worldwide Holdings, Inc.	350	29,089
Home Depot, Inc. (The)	7,654	1,468,725
Hooker Furniture Corp.	200	5,766
Hyatt Hotels Corp. - Class A	300	21,771
International Speedway Corp. - Class A	237	10,340
iRobot Corp. (a) (b)	167	19,654
Jack in the Box, Inc.	236	19,130
K12, Inc. (a)	300	10,239
KB Home	375	9,064
Kohl's Corp.	1,075	73,928
L Brands, Inc.	1,484	40,929
Lands' End, Inc. (a) (b)	278	4,618
Las Vegas Sands Corp.	2,727	166,238
La-Z-Boy, Inc.	425	14,021
LCI Industries (b)	154	11,830
Leaf Group Ltd. (a)	200	1,604
Lear Corp.	500	67,855
Leggett & Platt, Inc.	910	38,420
Lennar Corp. - Class A	1,250	61,363
Libbey, Inc. (a)	250	710
Liberty Expedia Holdings, Inc. - Series A (a)	381	16,307
Lithia Motors, Inc. - Class A (b)	134	12,429
LKQ Corp. (a)	2,100	59,598
Lowe's Cos., Inc.	5,636	616,973
Lumber Liquidators Holdings, Inc. (a) (b)	241	2,434
M.D.C. Holdings, Inc. (b)	330	9,590
Macy's, Inc.	2,223	53,419
Marine Products Corp. (b)	700	9,429
Marriott International, Inc. - Class A	2,349	293,836
Marriott Vacations Worldwide Corp.	244	22,814
Mattel, Inc. (a) (b)	2,255	29,315
McDonald's Corp.	5,138	975,706
Meritage Homes Corp. (a)	200	8,942
MGM Resorts International	3,300	84,678
Mohawk Industries, Inc. (a)	392	49,451

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Discretionary - 10.4% (Continued)
Monro, Inc.	325	$28,119
Motorcar Parts of America, Inc. (a) (b)	300	5,661
Movado Group, Inc. (b)	300	10,914
Murphy USA, Inc. (a)	296	25,344
Nautilus, Inc. (a)	50	278
Newell Brands, Inc. (b)	3,415	52,386
NIKE, Inc. - Class B	9,049	762,015
Nordstrom, Inc. (b)	1,000	44,380
Norwegian Cruise Line Holdings Ltd. (a)	325	17,862
NVR, Inc. (a)	40	110,679
O'Reilly Automotive, Inc. (a)	650	252,395
Overstock.com, Inc. (a) (b)	300	4,986
Oxford Industries, Inc.	50	3,763
Papa John's International, Inc. (b)	173	9,160
Penn National Gaming, Inc. (a)	178	3,578
Penske Automotive Group, Inc. (b)	350	15,628
Polaris Industries, Inc.	340	28,706
Pool Corp.	313	51,636
PulteGroup, Inc.	1,915	53,543
PVH Corp.	543	66,219
Qurate Retail, Inc. (a)	2,919	46,646
Ralph Lauren Corp.	406	52,650
RCI Hospitality Holdings, Inc.	300	6,891
Regis Corp. (a)	200	3,934
RH (a) (b)	116	11,942
Rocky Brands, Inc. (b)	100	2,396
Ross Stores, Inc.	2,575	239,733
Royal Caribbean Cruises Ltd.	1,087	124,592
Sally Beauty Holdings, Inc. (a) (b)	700	12,887
SeaWorld Entertainment, Inc. (a)	325	8,372
Service Corp. International	1,250	50,188
ServiceMaster Global Holdings, Inc. (a)	975	45,533
Shoe Carnival, Inc. (b)	600	20,418
Shutterfly, Inc. (a)	100	4,064
Shutterstock, Inc.	122	5,689
Signet Jewelers Ltd. (b)	620	16,839

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Discretionary - 10.4% (Continued)
Six Flags Entertainment Corp.	600	$29,610
Skechers U.S.A., Inc. - Class A (a) (b)	750	25,208
Sleep Number Corp. (a)	188	8,836
Sonic Automotive, Inc. - Class A (b)	300	4,443
Sotheby's (a) (b)	428	16,157
Speedway Motorsports, Inc.	400	5,788
Stamps.com, Inc. (a) (b)	129	10,502
Starbucks Corp.	9,643	716,861
Steven Madden Ltd. (b)	450	15,228
Strategic Education, Inc. (b)	87	11,424
Superior Industries International, Inc. (b)	150	714
Tailored Brands, Inc. (b)	475	3,724
Tapestry, Inc.	1,900	61,731
Target Corp.	4,111	329,948
Tempur Sealy International, Inc. (a) (b)	298	17,186
Tenneco, Inc. - Class A (b)	450	9,972
Tesla, Inc. (a) (b)	643	179,950
Texas Roadhouse, Inc. (b)	475	29,540
Thor Industries, Inc.	381	23,763
Tiffany & Co. (b)	735	77,579
TJX Cos., Inc. (The)	8,566	455,797
Toll Brothers, Inc.	1,050	38,010
TopBuild Corp. (a)	325	21,067
Tractor Supply Co.	1,061	103,723
TRI Pointe Group, Inc. (a) (b)	1,100	13,904
Tupperware Brands Corp.	300	7,674
Ulta Beauty, Inc. (a)	369	128,681
Under Armour, Inc. - Class A (a) (b)	2,425	51,265
Universal Electronics, Inc. (a) (b)	200	7,430
Urban Outfitters, Inc. (a)	800	23,712
Vail Resorts, Inc.	190	41,287
Veoneer, Inc. (a) (b)	648	14,820
VF Corp.	2,375	206,411
Vista Outdoor, Inc. (a) (b)	400	3,204
Visteon Corp. (a) (b)	261	17,578
Vitamin Shoppe, Inc. (a)	300	2,112

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Discretionary - 10.4% (Continued)
Wayfair, Inc. - Class A (a) (b)	300	$44,535
Weight Watchers International, Inc. (a) (b)	296	5,964
Wendy's Co. (The)	1,925	34,438
Whirlpool Corp.	504	66,976
Williams-Sonoma, Inc. (b)	500	28,135
Winnebago Industries, Inc. (b)	175	5,451
Wolverine World Wide, Inc.	725	25,904
Wyndham Destinations, Inc.	620	25,104
Wyndham Hotels & Resorts, Inc.	620	30,994
Wynn Resorts Ltd.	621	74,098
Yum! Brands, Inc.	2,289	228,465
Zumiez, Inc. (a) (b)	300	7,467
		19,413,907
Consumer Staples - 6.8%
Alico, Inc. (b)	200	5,442
Altria Group, Inc.	11,691	671,414
Andersons, Inc. (The)	75	2,417
Archer-Daniels-Midland Co.	3,686	158,977
B&G Foods, Inc. (b)	250	6,105
Boston Beer Co., Inc. (The) - Class A (a)	100	29,473
Brown-Forman Corp. - Class B	1,945	102,657
Bunge Ltd.	1,050	55,724
Cal-Maine Foods, Inc. (b)	18	803
Campbell Soup Co.	1,350	51,476
Casey's General Stores, Inc. (b)	287	36,957
Church & Dwight Co., Inc.	1,606	114,395
Clorox Co. (The)	850	136,391
Coca-Cola Co. (The)	25,460	1,193,056
Colgate-Palmolive Co.	6,451	442,152
Conagra Brands, Inc.	3,741	103,775
Constellation Brands, Inc. - Class A	1,236	216,708
Costco Wholesale Corp.	3,201	775,090
Coty, Inc. - Class A (b)	2,800	32,200
Darling Ingredients, Inc. (a)	975	21,109
Dean Foods Co.	567	1,718
e.l.f. Beauty, Inc. (a) (b)	300	3,180

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Staples - 6.8% (Continued)
Edgewell Personal Care Co. (a) (b)	446	$19,575
Energizer Holdings, Inc. (b)	592	26,599
Estée Lauder Cos., Inc. (The) - Class A	1,451	240,212
Flowers Foods, Inc. (b)	1,580	33,686
Fresh Del Monte Produce, Inc.	100	2,703
General Mills, Inc.	3,975	205,705
Hain Celestial Group, Inc. (The) (a) (b)	600	13,872
Herbalife Nutrition Ltd. (a) (b)	1,300	68,887
Hershey Co. (The)	1,099	126,198
Hormel Foods Corp. (b)	1,875	83,925
Ingles Markets, Inc. - Class A (b)	150	4,143
Ingredion, Inc.	441	41,758
Inter Parfums, Inc.	300	22,761
J & J Snack Foods Corp.	70	11,119
J.M. Smucker Co. (The)	852	99,258
Kellogg Co.	1,903	109,194
Keurig Dr Pepper, Inc. (b)	1,258	35,186
Kimberly-Clark Corp.	2,431	301,201
Kraft Heinz Co. (The)	4,495	146,762
Kroger Co. (The)	6,075	149,445
Lamb Weston Holdings, Inc.	1,157	86,706
Lancaster Colony Corp.	112	17,549
Mannatech, Inc.	70	1,225
McCormick & Co., Inc.	677	101,977
Medifast, Inc. (b)	140	17,857
MGP Ingredients, Inc. (b)	200	15,430
Molson Coors Brewing Co. - Class B	1,163	69,373
Mondelēz International, Inc. - Class A	10,801	539,185
Monster Beverage Corp. (a)	2,696	147,148
Nu Skin Enterprises, Inc. - Class A	325	15,555
PepsiCo, Inc.	9,119	1,117,533
Philip Morris International, Inc.	10,726	948,072
Pilgrim's Pride Corp. (a)	650	14,489
Post Holdings, Inc. (a) (b)	438	47,917
PriceSmart, Inc. (b)	115	6,771
Procter & Gamble Co. (The)	16,340	1,700,176

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Staples - 6.8% (Continued)
Sanderson Farms, Inc. (b)	143	$18,853
SpartanNash Co.	400	6,348
Spectrum Brands Holdings, Inc. (b)	217	11,887
Sprouts Farmers Market, Inc. (a)	300	6,462
Sysco Corp.	4,000	267,040
Tootsie Roll Industries, Inc. (b)	28	1,036
TreeHouse Foods, Inc. (a) (b)	385	24,852
Tyson Foods, Inc. - Class A	1,911	132,681
United Natural Foods, Inc. (a) (b)	150	1,983
US Foods Holding Corp. (a)	475	16,582
USANA Health Sciences, Inc. (a)	118	9,897
Vector Group Ltd. (b)	894	9,646
Walgreens Boots Alliance, Inc.	6,349	401,701
Walmart, Inc.	10,459	1,020,067
WD-40 Co. (b)	45	7,625
		12,687,031
Energy - 5.0%
Anadarko Petroleum Corp.	3,889	176,872
Antero Resources Corp. (a)	800	7,064
Apache Corp.	2,913	100,965
Apergy Corp. (a)	565	23,199
Arch Coal, Inc. - Class A	163	14,877
Archrock, Inc.	812	7,941
Baker Hughes, a GE Co.	2,795	77,477
BP Prudhoe Bay Royalty Trust	300	7,980
Bristow Group, Inc. (a) (b)	200	222
Cabot Oil & Gas Corp.	3,325	86,783
California Resources Corp. (a) (b)	472	12,135
Callon Petroleum Co. (a) (b)	1,500	11,325
CARBO Ceramics, Inc. (a) (b)	150	525
Carrizo Oil & Gas, Inc. (a)	400	4,988
Cheniere Energy, Inc. (a)	1,625	111,085
Chevron Corp.	13,243	1,631,272
Cimarex Energy Co.	596	41,660
CNX Resources Corp. (a) (b)	1,650	17,771
Concho Resources, Inc.	1,020	113,179

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Energy - 5.0% (Continued)
ConocoPhillips	8,992	$600,125
CONSOL Energy, Inc. (a)	206	7,049
Continental Resources, Inc. (a)	830	37,159
Cross Timbers Royalty Trust	200	2,288
Dawson Geophysical Co. (a) (b)	81	237
Delek US Holdings, Inc. (b)	301	10,962
Devon Energy Corp.	3,766	118,855
Diamond Offshore Drilling, Inc. (a) (b)	850	8,917
Diamondback Energy, Inc.	850	86,301
Dril-Quip, Inc. (a) (b)	145	6,648
Encana Corp.	3,273	23,697
EOG Resources, Inc.	3,898	371,012
EQT Corp.	1,339	27,771
Equitrans Midstream Corp.	1,071	23,326
Era Group, Inc. (a)	300	3,462
Exterran Corp. (a)	406	6,841
Exxon Mobil Corp.	27,928	2,256,581
Forum Energy Technologies, Inc. (a)	300	1,533
Geospace Technologies Corp. (a)	226	2,924
Green Plains, Inc. (b)	300	5,004
Gulf Island Fabrication, Inc. (a)	381	3,494
Gulfport Energy Corp. (a) (b)	900	7,218
Halliburton Co.	5,931	173,778
Helix Energy Solutions Group, Inc. (a)	1,000	7,910
Helmerich & Payne, Inc. (b)	550	30,558
Hess Corp.	2,024	121,906
HollyFrontier Corp.	1,158	57,055
Kinder Morgan, Inc.	13,180	263,732
KLX Energy Services Holdings, Inc. (a)	126	3,168
Laredo Petroleum, Inc. (a) (b)	800	2,472
Marathon Oil Corp.	5,647	94,361
Marathon Petroleum Corp.	3,531	211,330
Matador Resources Co. (a) (b)	375	7,249
Matrix Service Co. (a)	450	8,811
McDermott International, Inc. (a) (b)	525	3,906
Murphy Oil Corp. (b)	1,025	30,033

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Energy - 5.0% (Continued)
National Oilwell Varco, Inc.	2,661	$70,889
Newpark Resources, Inc. (a)	875	8,015
Noble Energy, Inc.	2,476	61,231
Oasis Petroleum, Inc. (a) (b)	1,375	8,305
Occidental Petroleum Corp.	5,440	360,128
Oceaneering International, Inc. (a)	500	7,885
Oil States International, Inc. (a)	200	3,392
ONEOK, Inc.	1,225	85,554
Parsley Energy, Inc. - Class A (a)	1,425	27,503
Patterson-UTI Energy, Inc.	1,100	15,422
PBF Energy, Inc. - Class A	625	19,463
PDC Energy, Inc. (a) (b)	375	15,255
Phillips 66	3,213	305,781
Pioneer Natural Resources Co.	1,221	185,934
QEP Resources, Inc. (a)	1,750	13,633
Range Resources Corp. (b)	1,339	15,050
Renewable Energy Group, Inc. (a) (b)	114	2,503
Rowan Cos. plc - Class A (a) (b)	900	9,711
RPC, Inc. (b)	587	6,698
Schlumberger Ltd.	9,396	409,384
SemGroup Corp. - Class A (b)	450	6,633
Ship Finance International Ltd. (b)	575	7,096
SM Energy Co.	450	7,871
Southwestern Energy Co. (a) (b)	3,325	15,594
SRC Energy, Inc. (a) (b)	1,175	6,016
Superior Energy Services, Inc. (a) (b)	1,131	5,282
Targa Resources Corp.	1,255	52,145
Teekay Corp. (b)	775	3,038
Unit Corp. (a) (b)	500	7,120
Valero Energy Corp.	3,214	272,644
Whiting Petroleum Corp. (a) (b)	480	12,547
Williams Cos., Inc. (The)	5,250	150,780
World Fuel Services Corp.	475	13,723
WPX Energy, Inc. (a)	2,675	35,069
		9,302,287

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 13.4%
Affiliated Managers Group, Inc.	428	$45,843
Aflac, Inc.	3,970	198,500
AGNC Investment Corp.	2,175	39,149
Alleghany Corp. (a)	127	77,775
Allstate Corp. (The)	1,615	152,101
Ally Financial, Inc.	3,625	99,651
American Equity Investment Life Holding Co.	625	16,888
American Express Co.	4,313	471,410
American Financial Group, Inc.	446	42,910
American International Group, Inc.	6,150	264,818
American National Insurance Co.	181	21,868
Ameriprise Financial, Inc.	1,035	132,584
Ameris Bancorp	300	10,305
Annaly Capital Management, Inc.	6,939	69,320
Anworth Mortgage Asset Corp.	1,500	6,060
Apollo Commercial Real Estate Finance, Inc. (b)	600	10,920
Apollo Investment Corp. (b)	575	8,706
Arbor Realty Trust, Inc. (b)	201	2,607
Arch Capital Group Ltd. (a)	1,857	60,018
Ares Capital Corp.	3,355	57,505
Argo Group International Holdings Ltd.	72	5,088
Arlington Asset Investment Corp. - Class A (b)	4	32
Arthur J. Gallagher & Co.	1,225	95,673
Artisan Partners Asset Management, Inc. - Class A	300	7,551
Ashford, Inc. (a)	6	333
Associated Banc-Corp	900	19,215
Assurant, Inc.	337	31,985
Assured Guaranty Ltd.	775	34,433
Axis Capital Holdings Ltd.	475	26,021
Axos Financial, Inc. (a) (b)	372	10,773
Bancorp, Inc. (The) (a)	50	404
BancorpSouth Bank (b)	675	19,049
Bank of America Corp.	66,938	1,846,818
Bank of Hawaii Corp. (b)	303	23,898
Bank of New York Mellon Corp. (The)	7,163	361,229
Bank of the Ozarks, Inc. (b)	765	22,170

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 13.4% (Continued)
BankFinancial Corp.	700	$10,409
BankUnited, Inc.	825	27,555
Banner Corp.	300	16,251
Barings BDC, Inc. (b)	350	3,434
BB&T Corp.	5,840	271,735
Berkley (W.R.) Corp.	687	58,203
Berkshire Hathaway, Inc. - Class B (a)	14,686	2,950,271
Berkshire Hills Bancorp, Inc.	300	8,172
BGC Partners, Inc. - Class A	1,650	8,762
BlackRock, Inc.	902	385,487
Blackstone Mortgage Trust, Inc. - Class A (b)	600	20,736
Blucora, Inc. (a)	250	8,345
BOK Financial Corp.	296	24,139
Boston Private Financial Holdings, Inc.	500	5,480
Bridge Bancorp, Inc.	300	8,790
Brighthouse Financial, Inc. (a) (b)	608	22,064
Brookline Bancorp, Inc.	500	7,200
Brown & Brown, Inc. (b)	1,800	53,118
Camden National Corp.	150	6,258
Capital City Bank Group, Inc.	350	7,623
Capital One Financial Corp.	3,012	246,049
Capitol Federal Financial, Inc.	1,000	13,350
Capstead Mortgage Corp. (b)	700	6,013
Cathay General Bancorp (b)	463	15,700
Cboe Global Markets, Inc.	590	56,310
CenterState Bank Corp.	367	8,738
Central Pacific Financial Corp.	300	8,652
Charles Schwab Corp. (The)	8,589	367,265
Chemical Financial Corp. (b)	500	20,580
Chimera Investment Corp. (b)	1,455	27,267
Cincinnati Financial Corp.	1,135	97,497
CIT Group, Inc.	1,350	64,760
Citigroup, Inc.	18,095	1,125,870
Citizens Financial Group, Inc.	3,375	109,688
CME Group, Inc.	2,138	351,872
CNA Financial Corp.	300	13,005

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 13.4% (Continued)
CNO Financial Group, Inc.	1,100	$17,798
Cohen & Steers, Inc.	50	2,114
Columbia Banking System, Inc. (b)	276	9,022
Comerica, Inc.	1,083	79,406
Commerce Bancshares, Inc.	758	44,009
Community Bank System, Inc. (b)	200	11,954
Community Trust Bancorp, Inc.	110	4,517
Crawford & Co. - Class B	200	1,826
Credit Acceptance Corp. (a) (b)	112	50,616
Cullen/Frost Bankers, Inc. (b)	332	32,227
CVB Financial Corp.	600	12,630
Discover Financial Services	2,775	197,469
Donnelley Financial Solutions, Inc. (a)	159	2,366
E*TRADE Financial Corp.	2,078	96,482
Eagle Bancorp, Inc. (a)	300	15,060
East West Bancorp, Inc.	1,025	49,169
Eaton Vance Corp.	850	34,264
eHealth, Inc. (a)	175	10,910
Employers Holdings, Inc.	75	3,008
Encore Capital Group, Inc. (a) (b)	200	5,446
Enova International, Inc. (a)	297	6,778
Enstar Group Ltd. (a) (b)	120	20,880
Enterprise Financial Services Corp.	50	2,039
Erie Indemnity Co. - Class A	174	31,062
Evercore, Inc. - Class A	350	31,850
Everest Re Group Ltd.	226	48,807
Exantas Capital Corp. (b)	50	532
EZCORP, Inc. - Class A (a) (b)	1,000	9,320
F.N.B. Corp.	2,460	26,076
FactSet Research Systems, Inc. (b)	250	62,068
FBL Financial Group, Inc. - Class A	300	18,816
Federated Investors, Inc. - Class B (b)	700	20,517
FedNat Holding Co.	200	3,208
Fidelity National Financial, Inc.	1,909	69,774
Fifth Third Bancorp	6,059	152,808
Financial Institutions, Inc.	200	5,436

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 13.4% (Continued)
First American Financial Corp.	527	$27,141
First Bancorp	300	10,428
First BanCorp.	1,366	15,654
First Busey Corp.	325	7,930
First Citizens BancShares, Inc. - Class A	50	20,360
First Commonwealth Financial Corp. (b)	800	10,080
First Community Bancshares, Inc. (b)	425	14,085
First Financial Bancorp	991	23,843
First Financial Bankshares, Inc. (b)	300	17,334
First Financial Corp.	100	4,200
First Hawaiian, Inc.	300	7,815
First Horizon National Corp. (b)	1,617	22,606
First Interstate BancSystem, Inc. - Class A	300	11,946
First Merchants Corp.	425	15,661
First Midwest Bancorp, Inc.	800	16,368
First Republic Bank	1,013	101,766
FirstCash, Inc.	221	19,117
Franklin Resources, Inc. (b)	2,621	86,860
FS KKR Capital Corp.	1,925	11,646
Fulton Financial Corp.	1,250	19,350
Glacier Bancorp, Inc. (b)	550	22,039
Goldman Sachs Group, Inc. (The)	2,765	530,851
Golub Capital BDC, Inc.	475	8,493
Granite Point Mortgage Trust, Inc. (b)	229	4,253
Great Western Bancorp, Inc.	300	9,477
Green Dot Corp. - Class A (a)	250	15,163
Greenhill & Co., Inc. (b)	300	6,453
Hallmark Financial Services, Inc. (a)	100	1,040
Hancock Whitney Corp.	500	20,200
Hanmi Financial Corp.	369	7,849
Hanover Insurance Group, Inc. (The)	300	34,251
Hartford Financial Services Group, Inc. (The)	2,375	118,085
Heartland Financial USA, Inc. (b)	300	12,795
Hercules Capital, Inc. (b)	775	9,812
Heritage Commerce Corp.	50	605
Hilltop Holdings, Inc.	550	10,038

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 13.4% (Continued)
Home BancShares, Inc. (b)	950	$16,692
HomeStreet, Inc. (a)	300	7,905
Hope Bancorp, Inc.	1,092	14,283
Horace Mann Educators Corp.	375	13,204
Huntington Bancshares, Inc.	7,172	90,941
IBERIABANK Corp.	375	26,891
Impac Mortgage Holdings, Inc. (a) (b)	85	333
Independent Bank Corp.	300	24,303
Independent Bank Group, Inc.	90	4,616
Interactive Brokers Group, Inc. - Class A	500	25,940
Intercontinental Exchange, Inc.	4,000	304,560
International Bancshares Corp.	400	15,212
INTL FCStone, Inc. (a)	500	19,380
Invesco Ltd.	2,975	57,447
Invesco Mortgage Capital, Inc.	625	9,875
Investors Bancorp, Inc.	1,325	15,701
Jefferies Financial Group, Inc.	2,432	45,697
JPMorgan Chase & Co.	22,802	2,308,245
Kearny Financial Corp. (b)	828	10,656
Kemper Corp.	300	22,842
KeyCorp	7,726	121,685
Lakeland Financial Corp. (b)	300	13,566
LegacyTexas Financial Group, Inc.	375	14,021
Legg Mason, Inc.	750	20,528
LendingTree, Inc. (a) (b)	90	31,640
Lincoln National Corp.	1,600	93,920
Loews Corp.	1,955	93,703
LPL Financial Holdings, Inc.	200	13,930
M&T Bank Corp.	967	151,838
Main Street Capital Corp. (b)	475	17,670
Markel Corp. (a)	138	137,481
MarketAxess Holdings, Inc. (b)	250	61,520
Marsh & McLennan Cos., Inc.	3,129	293,812
MBIA, Inc. (a) (b)	925	8,806
Mercury General Corp.	300	15,021
Meta Financial Group, Inc.	300	5,904

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 13.4% (Continued)
MetLife, Inc.	5,796	$246,736
MFA Financial, Inc.	2,250	16,358
MGIC Investment Corp. (a)	1,500	19,785
Moody's Corp.	1,218	220,568
Morgan Stanley	10,300	434,659
Morningstar, Inc.	207	26,080
MSCI, Inc.	519	103,198
Nasdaq, Inc.	725	63,430
National General Holdings Corp.	525	12,458
Navient Corp.	2,050	23,719
Navigators Group, Inc. (The)	200	13,974
NBT Bancorp, Inc. (b)	200	7,202
Nelnet, Inc. - Class A (b)	25	1,377
New Mountain Finance Corp. (b)	650	8,821
New Residential Investment Corp.	1,400	23,674
New York Community Bancorp, Inc. (b)	3,062	35,428
Northern Trust Corp.	1,738	157,133
Northwest Bancshares, Inc. (b)	875	14,849
Oaktree Special Lending Corp.	1,750	9,065
OceanFirst Financial Corp.	100	2,406
OFG Bancorp	432	8,549
Old National Bancorp	950	15,580
Old Republic International Corp.	1,661	34,748
Old Second Bancorp, Inc.	400	5,036
OneMain Holdings, Inc.	300	9,525
Oritani Financial Corp. (b)	400	6,652
Pacific Premier Bancorp, Inc. (b)	300	7,959
PacWest Bancorp	817	30,727
Park National Corp. (b)	87	8,243
PennyMac Mortgage Investment Trust (b)	450	9,320
People's United Financial, Inc. (b)	1,983	32,601
Pinnacle Financial Partners, Inc.	559	30,577
PNC Financial Services Group, Inc. (The)	3,404	417,535
Popular, Inc.	782	40,766
PRA Group, Inc. (a)	300	8,043
Preferred Bank (b)	200	8,994

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 13.4% (Continued)
Primerica, Inc.	300	$36,645
Principal Financial Group, Inc.	1,100	55,209
ProAssurance Corp.	230	7,960
Progressive Corp. (The)	3,875	279,348
Prospect Capital Corp. (b)	2,650	17,278
Prosperity Bancshares, Inc.	500	34,530
Provident Financial Services, Inc.	600	15,534
Prudential Financial, Inc.	2,801	257,355
Pzena Investment Management, Inc. - Class A	2,077	16,803
Radian Group, Inc.	1,445	29,969
Raymond James Financial, Inc.	925	74,379
Redwood Trust, Inc. (b)	450	7,268
Regions Financial Corp.	8,081	114,346
Reinsurance Group of America, Inc.	454	64,459
RenaissanceRe Holdings Ltd. (b)	290	41,615
Renasant Corp.	400	13,540
Republic Bancorp, Inc. - Class A	315	14,087
RLI Corp.	425	30,494
S&P Global, Inc.	1,782	375,199
S&T Bancorp, Inc. (b)	350	13,836
Sandy Spring Bancorp, Inc.	300	9,384
Seacoast Banking Corp. of Florida (a)	150	3,953
SEI Investments Co.	975	50,944
Selective Insurance Group, Inc.	300	18,984
ServisFirst Bancshares, Inc. (b)	400	13,504
Signature Bank	387	49,563
Simmons First National Corp. - Class A (b)	438	10,722
SLM Corp.	2,500	24,775
Solar Capital Ltd.	500	10,420
South State Corp.	180	12,301
Southside Bancshares, Inc. (b)	340	11,298
Starwood Property Trust, Inc.	1,825	40,788
State Auto Financial Corp.	400	13,168
State Street Corp.	2,476	162,946
Sterling Bancorp	1,725	32,137
Stewart Information Services Corp.	300	12,807

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 13.4% (Continued)
Stifel Financial Corp.	340	$17,938
Stock Yards Bancorp, Inc.	300	10,143
SunTrust Banks, Inc.	3,030	179,528
SVB Financial Group (a)	367	81,606
Synchrony Financial	5,775	184,223
Synovus Financial Corp.	947	32,539
T. Rowe Price Group, Inc.	1,890	189,227
TCF Financial Corp.	975	20,173
TD Ameritrade Holding Corp.	2,053	102,629
Texas Capital Bancshares, Inc. (a)	384	20,963
TFS Financial Corp. (b)	525	8,647
Tompkins Financial Corp. (b)	105	7,987
Torchmark Corp.	566	46,384
TowneBank	553	13,687
Travelers Cos., Inc. (The)	1,672	229,332
TriCo Bancshares	109	4,283
TrustCo Bank Corp. (b)	1,208	9,374
Trustmark Corp. (b)	425	14,293
Two Harbors Investment Corp.	1,949	26,370
U.S. Bancorp	10,204	491,730
UMB Financial Corp.	243	15,562
Umpqua Holdings Corp.	1,500	24,750
Union Bankshares Corp. (b)	275	8,891
United Bankshares, Inc. (b)	553	20,041
United Community Banks, Inc.	474	11,817
United Community Financial Corp.	317	2,964
United Financial Bancorp, Inc.	542	7,778
United Fire Group, Inc.	300	13,113
United Security Bancshares	406	4,304
Unum Group	1,407	47,599
Valley National Bancorp (b)	1,750	16,765
Value Line, Inc. (b)	200	4,938
Virtus Investment Partners, Inc.	48	4,682
Voya Financial, Inc.	1,275	63,699
Waddell & Reed Financial, Inc. - Class A (b)	525	9,077
Washington Federal, Inc.	433	12,509

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 13.4% (Continued)
Washington Trust Bancorp, Inc.	100	$4,815
Webster Financial Corp.	675	34,202
Wells Fargo & Co.	30,397	1,468,782
WesBanco, Inc.	350	13,913
Westamerica Bancorp. (b)	83	5,129
Western Alliance Bancorp. (a)	850	34,884
Western New England Bancorp, Inc.	200	1,846
Wintrust Financial Corp.	425	28,615
WisdomTree Investments, Inc.	750	5,295
World Acceptance Corp. (a) (b)	100	11,713
WSFS Financial Corp.	465	17,949
Zions Bancorp.	1,480	67,207
		25,073,102
Health Care - 13.5%
Abbott Laboratories	12,635	1,010,041
AbbVie, Inc.	9,790	788,975
ABIOMED, Inc. (a)	250	71,398
Acadia Healthcare Co., Inc. (a) (b)	475	13,922
ACADIA Pharmaceuticals, Inc. (a) (b)	625	16,781
Acorda Therapeutics, Inc. (a) (b)	375	4,984
Addus HomeCare Corp. (a)	290	18,441
Aerie Pharmaceuticals, Inc. (a) (b)	350	16,625
Agilent Technologies, Inc.	2,196	176,514
Agios Pharmaceuticals, Inc. (a) (b)	300	20,232
Akorn, Inc. (a) (b)	600	2,112
Alder Biopharmaceuticals, Inc. (a) (b)	300	4,095
Aldeyra Therapeutics, Inc. (a) (b)	1,990	17,970
Alexion Pharmaceuticals, Inc. (a)	1,349	182,358
Align Technology, Inc. (a)	454	129,086
Alkermes plc (a)	1,000	36,490
Allergan plc	2,419	354,166
Allscripts Healthcare Solutions, Inc. (a) (b)	1,225	11,687
Alnylam Pharmaceuticals, Inc. (a) (b)	413	38,595
AMAG Pharmaceuticals, Inc. (a) (b)	100	1,288
Amedisys, Inc. (a)	201	24,775
AmerisourceBergen Corp.	1,144	90,971

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Health Care - 13.5% (Continued)
Amgen, Inc.	3,950	$750,420
Amicus Therapeutics, Inc. (a) (b)	1,225	16,660
AMN Healthcare Services, Inc. (a) (b)	250	11,773
Amneal Pharmaceuticals, Inc. (a) (b)	650	9,211
Anika Therapeutics, Inc. (a)	100	3,024
Anixa Biosciences, Inc. (a) (b)	3,590	16,227
Anthem, Inc.	1,960	562,480
Apyx Medical Corp. (a)	2,030	12,809
Array BioPharma, Inc. (a) (b)	1,175	28,647
Assembly Biosciences, Inc. (a)	800	15,752
Assertio Therapeutics, Inc. (a)	675	3,422
Avanos Medical, Inc. (a)	297	12,676
AVROBIO, Inc. (a) (b)	1,360	29,988
AxoGen, Inc. (a) (b)	550	11,583
Baxter International, Inc.	3,963	322,232
Becton, Dickinson and Co.	1,824	455,508
Biogen, Inc. (a)	1,313	310,367
BioMarin Pharmaceutical, Inc. (a)	978	86,876
Bio-Rad Laboratories, Inc. - Class A (a)	99	30,262
Bio-Techne Corp.	232	46,064
bluebird bio, Inc. (a) (b)	168	26,431
Boston Scientific Corp. (a)	7,964	305,658
Bristol-Myers Squibb Co. (b)	11,255	536,976
Brookdale Senior Living, Inc. (a)	1,294	8,515
Bruker Corp.	725	27,869
Cambrex Corp. (a) (b)	350	13,598
Cantel Medical Corp. (b)	200	13,378
Capital Senior Living Corp. (a) (b)	100	399
Cardinal Health, Inc.	2,048	98,611
Cardiovascular Systems, Inc. (a) (b)	325	12,565
CareDx, Inc. (a)	790	24,901
Catalent, Inc. (a)	550	22,325
Catalyst Biosciences, Inc. (a) (b)	2,050	16,626
Celgene Corp. (a)	5,216	492,077
Centene Corp. (a)	2,666	141,565
Cerner Corp. (a)	2,200	125,861

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Health Care - 13.5% (Continued)
Champions Oncology, Inc. (a) (b)	1,410	$13,804
Charles River Laboratories International, Inc. (a)	346	50,257
Chemed Corp.	136	43,530
Cigna Corp.	2,747	441,772
Clovis Oncology, Inc. (a)	300	7,446
Codexis, Inc. (a) (b)	1,187	24,369
Computer Programs & Systems, Inc.	100	2,969
CONMED Corp.	300	24,954
Cooper Cos., Inc. (The)	300	88,851
Corvus Pharmaceuticals, Inc. (a) (b)	4,500	18,090
Covetrus, Inc. (a) (b)	356	11,339
CVS Health Corp.	8,658	466,925
Danaher Corp.	4,019	530,587
DaVita, Inc. (a)	1,033	56,082
DENTSPLY SIRONA, Inc.	1,552	76,964
Dermira, Inc. (a) (b)	300	4,065
DexCom, Inc. (a)	428	50,975
Dynavax Technologies Corp. (a) (b)	425	3,107
Edwards Lifesciences Corp. (a)	1,473	281,829
Eli Lilly & Co. (b)	6,762	877,437
Emergent BioSolutions, Inc. (a)	293	14,802
Encompass Health Corp.	650	37,960
Endo International plc (a)	922	7,404
Ensign Group, Inc. (The)	300	15,357
Evolent Health, Inc. - Class A (a) (b)	1,020	12,832
Exact Sciences Corp. (a) (b)	775	67,131
Exelixis, Inc. (a)	1,875	44,625
Fate Therapeutics, Inc. (a) (b)	1,270	22,314
FibroGen, Inc. (a)	280	15,218
G1 Therapeutics, Inc. (a) (b)	830	13,778
Galectin Therapeutics, Inc. (a) (b)	3,690	18,856
Genomic Health, Inc. (a)	200	14,010
Gilead Sciences, Inc.	8,547	555,639
Glaukos Corp. (a) (b)	280	21,944
Global Blood Therapeutics, Inc. (a) (b)	370	19,584
Haemonetics Corp. (a)	250	21,870

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Health Care - 13.5% (Continued)
Halozyme Therapeutics, Inc. (a)	750	$12,075
Hanger, Inc. (a)	350	6,668
Harrow Health, Inc. (a) (b)	2,920	14,542
HCA Healthcare, Inc.	2,203	287,226
Henry Schein, Inc. (a) (b)	890	53,498
Hill-Rom Holdings, Inc.	300	31,758
HMS Holdings Corp. (a)	525	15,545
Hologic, Inc. (a)	1,777	86,007
Horizon Pharma plc (a)	1,125	29,734
Humana, Inc.	848	225,568
ICU Medical, Inc. (a)	100	23,933
IDEXX Laboratories, Inc. (a)	599	133,936
Illumina, Inc. (a)	752	233,639
Immunomedics, Inc. (a) (b)	1,410	27,086
Incyte Corp. (a)	1,343	115,511
Innoviva, Inc. (a)	1,000	14,030
Insulet Corp. (a) (b)	175	16,641
Integer Holdings Corp. (a)	300	22,626
Integra LifeSciences Holdings Corp. (a)	378	21,062
Intercept Pharmaceuticals, Inc. (a) (b)	137	15,325
Intrexon Corp. (a) (b)	400	2,104
IntriCon Corp. (a) (b)	370	9,280
Intuitive Surgical, Inc. (a)	495	282,437
Ionis Pharmaceuticals, Inc. (a) (b)	700	56,819
IQVIA Holdings, Inc. (a)	1,031	148,309
Ironwood Pharmaceuticals, Inc. (a) (b)	1,000	13,530
Johnson & Johnson	17,555	2,454,012
Kindred Biosciences, Inc. (a)	1,780	16,323
Laboratory Corp. of America Holdings (a)	670	102,497
Lannett Co., Inc. (a) (b)	300	2,361
LHC Group, Inc. (a) (b)	100	11,086
Ligand Pharmaceuticals, Inc. - Class B (a) (b)	164	20,616
Madrigal Pharmaceuticals, Inc. (a) (b)	60	7,516
Magellan Health, Inc. (a)	100	6,592
Marker Therapeutics, Inc. (a) (b)	2,160	14,256
Masimo Corp. (a)	300	41,484

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Health Care - 13.5% (Continued)
McKesson Corp.	1,508	$176,526
Medicines Co. (The) (a) (b)	350	9,783
Medidata Solutions, Inc. (a) (b)	125	9,155
MEDNAX, Inc. (a)	600	16,302
Merck & Co., Inc.	17,905	1,489,158
Meridian Bioscience, Inc.	375	6,604
Mettler-Toledo International, Inc. (a)	200	144,600
Molina Healthcare, Inc. (a)	300	42,588
Momenta Pharmaceuticals, Inc. (a)	200	2,906
MTBC, Inc. (a)	3,710	16,361
MyoKardia, Inc. (a) (b)	420	21,836
Myriad Genetics, Inc. (a) (b)	450	14,940
Natus Medical, Inc. (a)	75	1,904
Nektar Therapeutics (a) (b)	650	21,840
Neogen Corp. (a) (b)	466	26,744
Neurocrine Biosciences, Inc. (a)	500	44,050
Nevro Corp. (a) (b)	162	10,127
NextGen Healthcare, Inc. (a) (b)	575	9,677
NuVasive, Inc. (a)	290	16,469
Nuvectra Corp. (a) (b)	1,340	14,753
Omnicell, Inc. (a)	375	30,315
OPKO Health, Inc. (a) (b)	3,000	7,830
Owens & Minor, Inc. (b)	275	1,128
Pacira Biosciences, Inc. (a)	75	2,855
Paratek Pharmaceuticals, Inc. (a) (b)	6	32
Patterson Cos., Inc. (b)	575	12,564
Penumbra, Inc. (a) (b)	196	28,814
PerkinElmer, Inc. (b)	492	47,409
Pfizer, Inc.	40,272	1,710,351
Portola Pharmaceuticals, Inc. (a) (b)	300	10,410
PRA Health Sciences, Inc. (a)	300	33,087
Premier, Inc. - Class A (a)	350	12,072
Prestige Consumer Healthcare, Inc. (a)	350	10,469
Pro-Dex, Inc. (a) (b)	1,220	17,666
Progenics Pharmaceuticals, Inc. (a)	800	3,712
Providence Service Corp. (The) (a)	200	13,324

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Health Care - 13.5% (Continued)
PTC Therapeutics, Inc. (a)	470	$17,691
Puma Biotechnology, Inc. (a) (b)	254	9,853
Quest Diagnostics, Inc.	877	78,860
Quidel Corp. (a)	300	19,641
R1 RCM, Inc. (a)	2,200	21,274
Regeneron Pharmaceuticals, Inc. (a)	469	192,581
REGENXBIO, Inc. (a)	410	23,497
Repligen Corp. (a) (b)	300	17,724
ResMed, Inc.	800	83,176
Sage Therapeutics, Inc. (a) (b)	300	47,715
Sarepta Therapeutics, Inc. (a) (b)	400	47,676
SeaSpine Holdings Corp. (a)	1,280	19,302
Seattle Genetics, Inc. (a) (b)	625	45,775
Select Medical Holdings Corp. (a)	725	10,215
Sientra, Inc. (a)	1,590	13,642
Simulations Plus, Inc. (b)	600	12,666
STAAR Surgical Co. (a)	460	15,727
Stryker Corp.	1,986	392,275
Syneos Health, Inc. (a) (b)	300	15,528
Syros Pharmaceuticals, Inc. (a)	3,100	28,334
Teladoc Health, Inc. (a) (b)	350	19,460
Teleflex, Inc.	200	60,432
Tenet Healthcare Corp. (a)	631	18,198
TherapeuticsMD, Inc. (a) (b)	1,275	6,209
Thermo Fisher Scientific, Inc.	2,901	794,062
Tivity Health, Inc. (a) (b)	64	1,128
Ultragenyx Pharmaceutical, Inc. (a) (b)	207	14,358
United Therapeutics Corp. (a)	288	33,803
UnitedHealth Group, Inc.	6,246	1,544,385
Universal Health Services, Inc. - Class B	562	75,179
Varex Imaging Corp. (a)	282	9,554
Varian Medical Systems, Inc. (a)	607	86,024
Veeva Systems, Inc. - Class A (a)	725	91,974
Vericel Corp. (a)	1,410	24,689
Vertex Pharmaceuticals, Inc. (a)	1,349	248,149
Waters Corp. (a)	544	136,930

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Health Care - 13.5% (Continued)
WellCare Health Plans, Inc. (a)	329	$88,748
West Pharmaceutical Services, Inc.	505	55,651
Zafgen, Inc. (a) (b)	1,780	4,877
Zimmer Biomet Holdings, Inc.	1,472	187,974
Zoetis, Inc.	3,275	329,694
Zogenix, Inc. (a)	410	22,554
		25,194,695
Industrials - 10.0%
3M Co.	3,876	805,355
A.O. Smith Corp.	1,040	55,453
AAON, Inc. (b)	225	10,391
AAR Corp.	300	9,753
ABM Industries, Inc. (b)	500	18,175
ACCO Brands Corp.	825	7,062
Acme United Corp. (b)	300	4,800
Actuant Corp. - Class A	290	7,067
Acuity Brands, Inc.	275	33,003
AECOM (a) (b)	977	28,988
Aerojet Rocketdyne Holdings, Inc. (a) (b)	500	17,765
AGCO Corp.	400	27,820
Air Lease Corp.	600	20,610
Aircastle Ltd.	500	10,120
Alaska Air Group, Inc. (b)	834	46,804
Albany International Corp. - Class A	100	7,159
Allegiant Travel Co.	53	6,862
Allison Transmission Holdings, Inc.	1,125	50,535
Altra Industrial Motion Corp.	300	9,315
AMERCO	100	37,151
American Airlines Group, Inc.	3,553	112,843
American Woodmark Corp. (a) (b)	130	10,742
AMETEK, Inc.	1,337	110,931
Apogee Enterprises, Inc. (b)	200	7,498
Applied Industrial Technologies, Inc.	375	22,301
ArcBest Corp.	300	9,237
Arconic, Inc.	3,140	60,005
Arcosa, Inc.	350	10,693

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 10.0% (Continued)
Armstrong Flooring, Inc. (a)	100	$1,360
Armstrong World Industries, Inc.	200	15,884
ASGN, Inc. (a)	250	15,873
Astec Industries, Inc.	200	7,552
Astronics Corp. (a)	300	9,816
Astronics Corp. - Class B (a)	155	5,033
Avis Budget Group, Inc. (a) (b)	392	13,665
Axon Enterprise, Inc. (a) (b)	325	17,683
AZZ, Inc.	225	9,209
Barnes Group, Inc.	300	15,423
Beacon Roofing Supply, Inc. (a)	500	16,080
BMC Stock Holdings, Inc. (a)	475	8,393
Boeing Co. (The)	3,988	1,521,104
Brady Corp. - Class A (b)	145	6,729
Briggs & Stratton Corp.	150	1,775
Brink's Co. (The) (b)	150	11,312
Builders FirstSource, Inc. (a)	450	6,003
BWX Technologies, Inc.	612	30,343
C.H. Robinson Worldwide, Inc.	900	78,291
Carlisle Cos., Inc.	423	51,868
Casella Waste Systems, Inc. - Class A (a)	100	3,556
Caterpillar, Inc.	4,331	586,806
CBIZ, Inc. (a)	300	6,072
CECO Environmental Corp. (a) (b)	400	2,880
Chart Industries, Inc. (a)	300	27,156
Cintas Corp.	701	141,679
CIRCOR International, Inc. (a)	184	5,998
Clean Harbors, Inc. (a)	400	28,612
Colfax Corp. (a) (b)	625	18,550
Columbus McKinnon Corp.	400	13,740
Comfort Systems USA, Inc.	300	15,717
Commercial Vehicle Group, Inc. (a)	300	2,301
Copart, Inc. (a) (b)	1,400	84,826
CoStar Group, Inc. (a)	225	104,944
Covanta Holding Corp.	850	14,714
Covenant Transportation Group, Inc. - Class A (a)	100	1,898

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 10.0% (Continued)
Crane Co.	325	$27,502
CSX Corp.	6,225	465,754
Cubic Corp.	300	16,872
Cummins, Inc.	1,277	201,600
Curtiss-Wright Corp.	300	34,002
Deere & Co.	1,971	315,044
Delta Air Lines, Inc.	4,290	221,578
Deluxe Corp.	200	8,744
DMC Global, Inc. (b)	400	19,856
Donaldson Co., Inc. (b)	925	46,306
Dover Corp.	1,131	106,088
DXP Enterprises, Inc. (a) (b)	100	3,892
Dycom Industries, Inc. (a)	211	9,693
Eaton Corp. plc	3,321	267,540
EMCOR Group, Inc.	500	36,540
Emerson Electric Co.	4,678	320,302
Encore Wire Corp.	200	11,444
Energy Recovery, Inc. (a) (b)	500	4,365
EnerSys	375	24,435
Ennis, Inc.	50	1,038
EnPro Industries, Inc.	178	11,472
Equifax, Inc.	795	94,208
ESCO Technologies, Inc.	200	13,406
Expeditors International of Washington, Inc.	1,250	94,875
Exponent, Inc.	540	31,169
Fastenal Co. (b)	2,125	136,659
Federal Signal Corp.	475	12,345
FedEx Corp.	1,567	284,269
Flowserve Corp.	815	36,789
Fluor Corp.	1,086	39,965
Forrester Research, Inc.	255	12,329
Fortive Corp.	1,835	153,938
Fortune Brands Home & Security, Inc.	1,000	47,610
Forward Air Corp.	300	19,419
Franklin Electric Co., Inc.	275	14,050
FreightCar America, Inc. (a) (b)	500	3,080

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 10.0% (Continued)
FTI Consulting, Inc. (a) (b)	250	$19,205
GATX Corp. (b)	325	24,820
General Dynamics Corp.	1,520	257,306
General Electric Co.	57,876	578,181
Genesee & Wyoming, Inc. - Class A (a)	285	24,835
Gibraltar Industries, Inc. (a)	300	12,183
Gorman-Rupp Co. (The)	182	6,177
Graco, Inc.	1,086	53,779
Granite Construction, Inc.	562	24,250
Great Lakes Dredge & Dock Corp. (a)	1,500	13,365
Greenbrier Cos., Inc. (The) (b)	200	6,446
Griffon Corp. (b)	350	6,468
H&E Equipment Services, Inc. (b)	325	8,161
Harris Corp.	892	142,461
Hawaiian Holdings, Inc. (b)	325	8,531
HD Supply Holdings, Inc. (a)	1,400	60,690
Healthcare Services Group, Inc.	375	12,371
Heartland Express, Inc.	325	6,266
HEICO Corp. - Class A	682	57,329
Heidrick & Struggles International, Inc.	200	7,666
Herc Holdings, Inc. (a)	143	5,574
Herman Miller, Inc.	300	10,554
Hertz Global Holdings, Inc. (a) (b)	430	7,469
Hexcel Corp.	750	51,870
Hillenbrand, Inc.	325	13,497
HNI Corp.	100	3,629
Honeywell International, Inc.	4,552	723,404
Hub Group, Inc. - Class A (a)	50	2,043
Hubbell, Inc.	338	39,877
Huntington Ingalls Industries, Inc.	319	66,097
Hurco Cos., Inc. (b)	400	16,132
Huron Consulting Group, Inc. (a)	200	9,444
Hyster-Yale Materials Handling, Inc. - Class A	118	7,358
IDEX Corp.	437	66,310
IES Holdings, Inc. (a)	500	8,885
Illinois Tool Works, Inc.	2,084	299,116

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 10.0% (Continued)
InnerWorkings, Inc. (a) (b)	500	$1,810
Insperity, Inc.	72	8,904
Insteel Industries, Inc.	300	6,276
Interface, Inc.	500	7,660
ITT, Inc.	600	34,800
J.B. Hunt Transport Services, Inc.	670	67,864
Jacobs Engineering Group, Inc.	850	63,911
JetBlue Airways Corp. (a) (b)	1,750	28,630
John Bean Technologies Corp.	151	13,875
Johnson Controls International plc	3,150	116,360
Kaman Corp.	300	17,532
Kansas City Southern	759	88,029
KAR Auction Services, Inc.	975	50,027
KBR, Inc.	925	17,658
Kelly Services, Inc. - Class A	400	8,824
Kennametal, Inc.	475	17,456
Kforce, Inc.	150	5,268
Kimball International, Inc. - Class B	700	9,898
Kirby Corp. (a)	300	22,533
Knight-Swift Transportation Holdings, Inc. (b)	638	20,850
Knoll, Inc.	500	9,455
Korn Ferry	225	10,076
Kratos Defense & Security Solutions, Inc. (a)	10	156
L3 Technologies, Inc.	512	105,661
Landstar System, Inc.	300	32,817
Lennox International, Inc.	257	67,951
Lincoln Electric Holdings, Inc.	332	27,845
Lockheed Martin Corp.	1,584	475,453
LSC Communications, Inc.	159	1,038
Manitowoc Co., Inc. (The) (a)	268	4,398
ManpowerGroup, Inc.	413	34,151
Marten Transport Ltd. (b)	250	4,458
Masco Corp.	2,050	80,585
MasTec, Inc. (a) (b)	500	24,050
Matson, Inc.	325	11,729
Matthews International Corp. - Class A	100	3,695

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 10.0% (Continued)
McGrath RentCorp	300	$16,971
Mercury Systems, Inc. (a)	400	25,632
Meritor, Inc. (a)	550	11,193
Middleby Corp. (The) (a)	468	60,854
Mobile Mini, Inc.	406	13,780
Moog, Inc. - Class A	300	26,085
MSA Safety, Inc.	228	23,575
MSC Industrial Direct Co., Inc. - Class A	245	20,264
Mueller Industries, Inc.	300	9,402
Mueller Water Products, Inc. - Series A	1,600	16,064
Navigant Consulting, Inc. (b)	400	7,788
Navistar International Corp. (a)	625	20,188
NCI Building Systems, Inc. (a)	500	3,080
Nordson Corp.	318	42,141
Norfolk Southern Corp.	2,084	389,479
Northrop Grumman Corp.	1,137	306,535
NOW, Inc. (a) (b)	649	9,060
nVent Electric plc	1,425	38,447
Old Dominion Freight Line, Inc.	500	72,195
Oshkosh Corp.	350	26,296
Owens Corning	800	37,696
PACCAR, Inc.	2,205	150,249
Parker-Hannifin Corp.	877	150,511
Perma-Pipe International Holdings, Inc. (a)	300	2,637
Pitney Bowes, Inc.	1,375	9,446
Primoris Services Corp.	475	9,823
Quanex Building Products Corp.	1,000	15,890
Quanta Services, Inc.	1,050	39,627
R.R. Donnelley & Sons Co. (b)	425	2,006
Raven Industries, Inc.	275	10,552
Raytheon Co.	1,951	355,238
RBC Bearings, Inc. (a)	165	20,983
Regal Beloit Corp.	100	8,187
Republic Services, Inc.	1,233	99,109
Resideo Technologies, Inc. (a)	758	14,622
Resources Connection, Inc. (b)	200	3,308

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 10.0% (Continued)
Rexnord Corp. (a)	325	$8,171
Robert Half International, Inc.	1,000	65,160
Rockwell Automation, Inc.	970	170,196
Rollins, Inc.	1,350	56,187
Roper Technologies, Inc.	634	216,809
Rush Enterprises, Inc. - Class A	75	3,136
Ryder System, Inc.	405	25,106
Saia, Inc. (a)	225	13,748
Simpson Manufacturing Co., Inc.	100	5,927
SkyWest, Inc.	375	20,359
Snap-on, Inc.	362	56,660
Southwest Airlines Co.	3,214	166,839
Spartan Motors, Inc.	75	662
Spirit AeroSystems Holdings, Inc. - Class A	700	64,071
Spirit Airlines, Inc. (a)	475	25,109
SPX Corp. (a)	312	10,854
SPX FLOW, Inc. (a)	312	9,953
Standex International Corp.	50	3,670
Stanley Black & Decker, Inc.	1,020	138,893
Steelcase, Inc. - Class A	875	12,731
Stericycle, Inc. (a) (b)	575	31,292
Systemax, Inc.	600	13,584
Team, Inc. (a) (b)	164	2,870
Teledyne Technologies, Inc. (a)	211	50,009
Terex Corp.	825	26,507
Tetra Tech, Inc.	418	24,909
Textainer Group Holdings Ltd. (a) (b)	700	6,755
Textron, Inc. (b)	1,375	69,658
Timken Co. (The)	375	16,358
Titan International, Inc. (b)	312	1,863
Toro Co. (The)	528	36,348
TransDigm Group, Inc. (a)	298	135,289
TransUnion	650	43,446
Trex Co., Inc. (a) (b)	450	27,684
Trinity Industries, Inc. (b)	1,050	22,817
Triumph Group, Inc.	256	4,879

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 10.0% (Continued)
TrueBlue, Inc. (a)	300	$7,092
Tutor Perini Corp. (a)	200	3,424
Twin Disc, Inc. (a)	400	6,660
Ultralife Corp. (a)	200	2,054
UniFirst Corp.	86	13,201
Union Pacific Corp.	5,337	892,345
United Continental Holdings, Inc. (a)	1,851	147,673
United Parcel Service, Inc. - Class B	4,100	458,134
United Rentals, Inc. (a)	542	61,924
United Technologies Corp.	5,348	689,304
Univar, Inc. (a)	575	12,742
Universal Forest Products, Inc.	399	11,926
US Ecology, Inc.	200	11,196
USG Corp.	775	33,558
Valmont Industries, Inc.	159	20,686
Vectrus, Inc. (a)	122	3,244
Verisk Analytics, Inc.	1,124	149,491
Veritiv Corp. (a)	97	2,553
Viad Corp.	100	5,629
Vicor Corp. (a) (b)	300	9,306
W.W. Grainger, Inc. (b)	423	127,293
Wabash National Corp.	50	678
WABCO Holdings, Inc. (a)	303	39,944
WageWorks, Inc. (a)	300	11,328
Waste Management, Inc.	2,145	222,886
Watsco, Inc.	214	30,647
Watts Water Technologies, Inc. - Class A	300	24,246
Welbilt, Inc. (a) (b)	1,075	17,609
Werner Enterprises, Inc.	250	8,538
WESCO International, Inc. (a)	300	15,903
Westinghouse Air Brake Technologies Corp. (b)	869	64,063
Woodward, Inc.	500	47,445
XPO Logistics, Inc. (a) (b)	655	35,200
Xylem, Inc.	1,300	102,752
		18,720,989

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 20.7%
2U, Inc. (a) (b)	325	$23,026
3D Systems Corp. (a) (b)	848	9,124
8x8, Inc. (a)	1,000	20,200
ACI Worldwide, Inc. (a)	560	18,407
Adobe, Inc. (a)	3,131	834,380
Advanced Energy Industries, Inc. (a)	300	14,904
Advanced Micro Devices, Inc. (a) (b)	5,945	151,716
Agilysys, Inc. (a)	500	10,585
Akamai Technologies, Inc. (a)	984	70,563
Alliance Data Systems Corp.	408	71,392
Ambarella, Inc. (a) (b)	300	12,960
Amber Road, Inc. (a)	2,060	17,860
Amkor Technology, Inc. (a)	1,050	8,967
Amphenol Corp. - Class A	1,600	151,103
Amtech Systems, Inc. (a) (b)	4,002	21,331
Analog Devices, Inc.	2,429	255,701
Anixter International, Inc. (a)	167	9,370
ANSYS, Inc. (a)	500	91,355
Apple, Inc.	32,973	6,263,221
Applied Materials, Inc.	7,908	313,631
Arista Networks, Inc. (a)	320	100,627
Arlo Technologies, Inc. (a)	99	409
ARRIS International plc (a)	1,229	38,849
Arrow Electronics, Inc. (a)	500	38,530
Aspen Technology, Inc. (a)	325	33,885
Autodesk, Inc. (a)	1,475	229,835
Automatic Data Processing, Inc.	3,274	522,989
Avnet, Inc.	900	39,033
AVX Corp.	375	6,503
AXT, Inc. (a) (b)	4,230	18,824
Badger Meter, Inc.	300	16,692
Bel Fuse, Inc. - Class B	300	7,584
Belden, Inc. (b)	100	5,370
Benchmark Electronics, Inc.	475	12,469
Black Knight, Inc. (a)	585	31,883
Blackbaud, Inc. (b)	200	15,946

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 20.7% (Continued)
Booz Allen Hamilton Holding Corp.	1,000	$58,140
Bottomline Technologies (de), Inc. (a)	375	18,784
Broadcom, Inc.	1,590	478,129
Broadridge Financial Solutions, Inc.	775	80,360
Brooks Automation, Inc.	106	3,109
Cabot Microelectronics Corp. (b)	100	11,196
CACI International, Inc. - Class A (a)	99	18,020
Cadence Design Systems, Inc. (a)	1,902	120,796
CalAmp Corp. (a) (b)	400	5,032
Calix, Inc. (a)	175	1,348
Carbon Black, Inc. (a)	1,150	16,043
Carbonite, Inc. (a) (b)	630	15,630
Cardtronics plc - Class A (a)	175	6,227
CDW Corp.	1,025	98,779
Ciena Corp. (a)	997	37,228
Cirrus Logic, Inc. (a)	400	16,828
Cisco Systems, Inc.	29,388	1,586,657
Citrix Systems, Inc.	1,118	111,420
Cognex Corp.	1,150	58,489
Cognizant Technology Solutions Corp. - Class A	4,298	311,390
Coherent, Inc. (a) (b)	200	28,344
CommScope Holding Co., Inc. (a)	1,150	24,990
CommVault Systems, Inc. (a)	375	24,278
Comtech Telecommunications Corp.	100	2,322
Conduent, Inc. (a)	1,399	19,348
CoreLogic, Inc. (a)	677	25,225
Cornerstone OnDemand, Inc. (a)	500	27,390
Corning, Inc.	6,669	220,743
Coupa Software, Inc. (a) (b)	290	26,384
Cray, Inc. (a)	425	11,071
Cree, Inc. (a) (b)	625	35,763
CSG Systems International, Inc.	78	3,299
CTS Corp.	100	2,937
CyberOptics Corp. (a) (b)	840	14,364
Cypress Semiconductor Corp.	1,625	24,245
Daktronics, Inc.	800	5,960

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 20.7% (Continued)
Diebold Nixdorf, Inc. (a)	650	$7,196
Diodes, Inc. (a) (b)	300	10,410
Dolby Laboratories, Inc. - Class A	300	18,891
DXC Technology Co.	1,978	127,205
Ebix, Inc. (b)	31	1,530
EchoStar Corp. - Class A (a)	400	14,580
eGain Corp. (a) (b)	2,700	28,215
Electronics For Imaging, Inc. (a) (b)	404	10,868
Ellie Mae, Inc. (a) (b)	219	21,613
EMCORE Corp. (a) (b)	125	456
Entegris, Inc. (b)	1,011	36,083
Envestnet, Inc. (a) (b)	375	24,521
EPAM Systems, Inc. (a)	300	50,739
Euronet Worldwide, Inc. (a)	349	49,764
Everspin Technologies, Inc. (a) (b)	2,680	20,529
ExlService Holdings, Inc. (a)	300	18,006
F5 Networks, Inc. (a)	433	67,951
Fair Isaac Corp. (a)	146	39,658
FARO Technologies, Inc. (a) (b)	200	8,782
Fidelity National Information Services, Inc.	2,344	265,106
Finisar Corp. (a) (b)	775	17,957
FireEye, Inc. (a)	600	10,074
First Data Corp. - Class A (a)	1,825	47,943
First Solar, Inc. (a) (b)	400	21,136
Fiserv, Inc. (a) (b)	2,396	211,519
Fitbit, Inc. - Class A (a) (b)	425	2,516
Five9, Inc. (a)	570	30,113
FleetCor Technologies, Inc. (a)	628	154,859
FLIR Systems, Inc.	1,025	48,770
ForeScout Technologies, Inc. (a)	590	24,727
FormFactor, Inc. (a)	480	7,723
Fortinet, Inc. (a)	1,075	90,268
Gartner, Inc. (a)	581	88,126
Genpact Ltd.	1,125	39,578
Global Payments, Inc.	950	129,694
Guidewire Software, Inc. (a) (b)	300	29,148

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 20.7% (Continued)
Hewlett Packard Enterprise Co.	12,277	$189,434
HP, Inc.	12,352	239,999
HubSpot, Inc. (a) (b)	300	49,863
I.D. Systems, Inc. (a) (b)	100	593
II-VI, Inc. (a) (b)	375	13,965
Infinera Corp. (a) (b)	600	2,604
Inphi Corp. (a) (b)	300	13,122
Insight Enterprises, Inc. (a)	200	11,012
Instructure, Inc. (a) (b)	470	22,146
Integrated Device Technology, Inc. (a) (b)	985	48,255
Intel Corp.	33,988	1,825,155
Intelligent Systems Corp. (a) (b)	840	26,830
InterDigital, Inc.	246	16,231
International Business Machines Corp.	6,425	906,567
inTEST Corp. (a)	2,450	16,464
Intuit, Inc.	1,589	415,380
IPG Photonics Corp. (a)	281	42,650
Itron, Inc. (a) (b)	200	9,330
j2 Global, Inc. (b)	325	28,145
Jabil, Inc.	1,025	27,255
Jack Henry & Associates, Inc.	486	67,428
Juniper Networks, Inc.	2,190	57,969
Key Tronic Corp. (a)	600	3,702
Keysight Technologies, Inc. (a)	1,298	113,186
Kimball Electronics, Inc. (a)	525	8,132
KLA-Tencor Corp.	956	114,156
Knowles Corp. (a)	458	8,075
Kulicke & Soffa Industries, Inc.	400	8,844
Lam Research Corp.	1,116	199,775
Lattice Semiconductor Corp. (a)	200	2,386
Leidos Holdings, Inc.	931	59,668
Littelfuse, Inc.	118	21,533
LivePerson, Inc. (a)	770	22,345
LiveRamp Holdings, Inc. (a)	475	25,921
LogMeIn, Inc.	356	28,516
Lumentum Holdings, Inc. (a) (b)	424	23,973

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 20.7% (Continued)
MACOM Technology Solutions Holdings, Inc. (a) (b)	463	$7,737
Manhattan Associates, Inc. (a)	350	19,289
Marin Software, Inc. (a) (b)	2,840	12,979
Marvell Technology Group Ltd. (b)	4,389	87,297
Mastercard, Inc. - Class A	6,945	1,635,199
Maxim Integrated Products, Inc.	1,775	94,377
MAXIMUS, Inc.	425	30,167
MaxLinear, Inc. (a)	475	12,127
Methode Electronics, Inc.	100	2,878
Microchip Technology, Inc. (b)	1,574	130,579
Micron Technology, Inc. (a)	7,002	289,393
Microsoft Corp.	51,522	6,076,504
MicroStrategy, Inc. - Class A (a)	100	14,425
Mitek Systems, Inc. (a)	2,920	35,741
MKS Instruments, Inc.	300	27,915
MobileIron, Inc. (a) (b)	3,650	19,966
Monolithic Power Systems, Inc.	200	27,098
Monotype Imaging Holdings, Inc.	350	6,962
Motorola Solutions, Inc.	1,132	158,955
Nanometrics, Inc. (a)	200	6,176
Napco Security Technologies, Inc. (a) (b)	900	18,666
National Instruments Corp.	812	36,020
NCR Corp. (a)	925	25,243
Net Element, Inc. (a) (b)	2,980	17,582
NetApp, Inc.	1,775	123,079
NETGEAR, Inc. (a) (b)	50	1,656
NetScout Systems, Inc. (a)	700	19,649
NetSol Technologies, Inc. (a)	2,580	16,796
New Relic, Inc. (a)	230	22,701
NIC, Inc.	375	6,409
Nuance Communications, Inc. (a)	2,175	36,823
Nutanix, Inc. - Class A (a) (b)	470	17,738
NVE Corp.	100	9,789
NVIDIA Corp.	3,787	679,993
ON Semiconductor Corp. (a)	2,730	56,156
OneSpan, Inc. (a)	450	8,649

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 20.7% (Continued)
Oracle Corp.	19,940	$1,070,976
OSI Systems, Inc. (a) (b)	100	8,760
Palo Alto Networks, Inc. (a)	719	174,631
PAR Technology Corp. (a) (b)	100	2,446
Park Electrochemical Corp.	600	9,420
Paychex, Inc.	2,150	172,430
Paycom Software, Inc. (a) (b)	300	56,739
Paylocity Holding Corp. (a)	300	26,757
PayPal Holdings, Inc. (a)	7,725	802,163
PCM, Inc. (a)	400	14,652
Pegasystems, Inc.	300	19,500
Perspecta, Inc.	989	19,998
PFSweb, Inc. (a)	8	42
Plantronics, Inc.	300	13,833
Plexus Corp. (a)	300	18,285
Power Integrations, Inc. (b)	300	20,982
PRGX Global, Inc. (a) (b)	2,150	17,028
Progress Software Corp.	200	8,874
Proofpoint, Inc. (a)	316	38,372
PROS Holdings, Inc. (a) (b)	300	12,672
PTC, Inc. (a)	865	79,736
QUALCOMM, Inc.	9,065	516,976
Qualys, Inc. (a) (b)	300	24,822
Rambus, Inc. (a)	500	5,225
Rapid7, Inc. (a)	540	27,329
RealPage, Inc. (a)	325	19,724
Red Hat, Inc. (a)	978	178,681
RF Industries Ltd. (b)	2,570	17,322
RingCentral, Inc. - Class A (a)	260	28,028
Rubicon Project, Inc. (The) (a)	4,060	24,685
Rudolph Technologies, Inc. (a) (b)	340	7,752
Sabre Corp.	1,400	29,946
SailPoint Technology Holdings, Inc. (a)	630	18,094
salesforce.com, Inc. (a)	4,179	661,828
Sanmina Corp. (a)	333	9,607
Science Applications International Corp.	340	26,163

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 20.7% (Continued)
Semtech Corp. (a)	300	$15,273
ServiceNow, Inc. (a)	1,203	296,527
SharpSpring, Inc. (a) (b)	1,870	29,957
Silicon Laboratories, Inc. (a)	200	16,172
Skyworks Solutions, Inc.	1,099	90,646
Snap, Inc. - Class A (a) (b)	3,880	42,758
Splunk, Inc. (a)	918	114,383
Square, Inc. - Class A (a)	1,090	81,663
SS&C Technologies Holdings, Inc.	1,325	84,389
SunPower Corp. (a) (b)	1,300	8,463
Super Micro Computer, Inc. (a)	375	7,923
Sykes Enterprises, Inc. (a)	102	2,885
Symantec Corp.	3,483	80,074
Synaptics, Inc. (a) (b)	333	13,237
Synchronoss Technologies, Inc. (a) (b)	325	1,976
SYNNEX Corp.	229	21,844
Synopsys, Inc. (a)	1,117	128,623
Tech Data Corp. (a)	211	21,609
Teradata Corp. (a)	1,025	44,741
Teradyne, Inc.	1,075	42,828
TESSCO Technologies, Inc.	100	1,548
Texas Instruments, Inc.	6,205	658,163
TiVo Corp.	878	8,183
Total System Services, Inc.	1,337	127,028
Trade Desk, Inc. (The) - Class A (a) (b)	140	27,713
Trimble, Inc. (a)	1,334	53,894
TTM Technologies, Inc. (a) (b)	488	5,724
Twilio, Inc. - Class A (a) (b)	260	33,587
Tyler Technologies, Inc. (a)	192	39,245
Ultimate Software Group, Inc. (The) (a)	165	54,471
Unisys Corp. (a) (b)	427	4,983
Universal Display Corp. (b)	270	41,270
Upland Software, Inc. (a)	580	24,569
USA Technologies, Inc. (a) (b)	2,980	12,367
Varonis Systems, Inc. (a)	310	18,485
Veeco Instruments, Inc. (a) (b)	400	4,336

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 20.7% (Continued)
Verint Systems, Inc. (a)	375	$22,448
VeriSign, Inc. (a)	516	93,685
Versum Materials, Inc.	821	41,305
ViaSat, Inc. (a) (b)	350	27,125
Viavi Solutions, Inc. (a)	1,328	16,441
Virtusa Corp. (a)	400	21,380
Visa, Inc. - Class A (b)	11,316	1,767,445
Vishay Intertechnology, Inc.	806	14,887
Vishay Precision Group, Inc. (a)	129	4,413
VMware, Inc. - Class A	594	107,223
Western Digital Corp.	2,020	97,081
Western Union Co. (The)	2,454	45,325
WEX, Inc. (a)	214	41,086
Workday, Inc. - Class A (a) (b)	195	37,606
Workiva, Inc. (a)	440	22,308
Worldpay, Inc. - Class A (a)	525	59,588
Xerox Corp.	1,748	55,901
Xilinx, Inc.	1,575	199,694
Xperi Corp.	400	9,360
Yext, Inc. (a)	1,150	25,139
Zebra Technologies Corp. - Class A (a)	225	47,144
Zendesk, Inc. (a)	550	46,750
Zix Corp. (a)	2,390	16,443
		38,544,860
Materials - 2.7%
AdvanSix, Inc. (a)	250	7,143
Air Products & Chemicals, Inc.	1,460	278,801
Albemarle Corp.	745	61,075
Alcoa Corp. (a)	1,163	32,750
Allegheny Technologies, Inc. (a) (b)	775	19,817
American Vanguard Corp.	400	6,888
AptarGroup, Inc.	286	30,428
Ashland Global Holdings, Inc.	467	36,487
Avery Dennison Corp.	590	66,670
Axalta Coating Systems Ltd. (a)	675	17,017
Balchem Corp.	201	18,653

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Materials - 2.7% (Continued)
Ball Corp.	1,960	$113,405
Bemis Co., Inc. (b)	550	30,514
Berry Global Group, Inc. (a)	900	48,483
Cabot Corp.	400	16,652
Carpenter Technology Corp.	200	9,170
Celanese Corp.	945	93,186
Century Aluminum Co. (a) (b)	600	5,328
CF Industries Holdings, Inc.	1,670	68,270
Chemours Co. (The)	1,289	47,899
Cleveland-Cliffs, Inc. (b)	1,400	13,986
Coeur Mining, Inc. (a) (b)	1,110	4,529
Commercial Metals Co.	775	13,237
Compass Minerals International, Inc. (b)	100	5,437
Core Molding Technologies, Inc.	200	1,476
Crown Holdings, Inc. (a)	900	49,113
DowDuPont, Inc.	14,321	763,452
Eagle Materials, Inc.	333	28,072
Eastman Chemical Co.	990	75,121
Ecolab, Inc.	1,764	311,416
Ferro Corp. (a) (e)	575	10,885
FMC Corp.	875	67,218
Freeport-McMoRan, Inc.	8,769	113,032
GCP Applied Technologies, Inc. (a)	427	12,639
Graphic Packaging Holding Co. (b)	1,325	16,735
Greif, Inc. - Class A	300	12,375
H.B. Fuller Co.	150	7,296
Huntsman Corp.	1,575	35,422
Ingevity Corp. (a)	393	41,505
International Flavors & Fragrances, Inc. (b)	471	60,660
International Paper Co.	2,867	132,655
Kaiser Aluminum Corp.	138	14,453
Kraton Corp. (a)	300	9,654
Linde plc	1,869	328,812
Livent Corp. (a) (b)	818	10,045
Louisiana-Pacific Corp.	825	20,114
LSB Industries, Inc. (a) (b)	300	1,872

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Materials - 2.7% (Continued)
Martin Marietta Materials, Inc.	444	$89,324
Minerals Technologies, Inc.	250	14,698
Mosaic Co. (The)	2,625	71,689
Myers Industries, Inc.	200	3,422
Neenah, Inc.	120	7,723
Newmont Mining Corp. (b)	3,650	130,560
Nucor Corp.	2,045	119,325
Olin Corp.	1,020	23,603
Owens-Illinois, Inc.	1,300	24,674
P.H. Glatfelter Co.	325	4,589
Packaging Corp. of America	575	57,144
PolyOne Corp.	483	14,157
PPG Industries, Inc.	1,799	203,052
Quaker Chemical Corp. (b)	100	20,033
Rayonier Advanced Materials, Inc. (b)	500	6,780
Reliance Steel & Aluminum Co.	549	49,553
Royal Gold, Inc.	491	44,647
RPM International, Inc.	1,000	58,040
Schweitzer-Mauduit International, Inc.	300	11,616
Scotts Miracle-Gro Co. (The) (b)	296	23,260
Sealed Air Corp.	1,250	57,575
Sensient Technologies Corp. (b)	335	22,710
Sherwin-Williams Co. (The)	583	251,103
Silgan Holdings, Inc. (b)	150	4,445
Sonoco Products Co.	725	44,609
Southern Copper Corp. (b)	747	29,641
Steel Dynamics, Inc.	1,550	54,669
Stepan Co.	148	12,953
Summit Materials, Inc. - Class A (a) (b)	571	9,062
SunCoke Energy, Inc. (a)	564	4,788
TimkenSteel Corp. (a) (b)	400	4,344
Tredegar Corp. (b)	671	10,830
Trinseo S.A.	300	13,590
UFP Technologies, Inc. (a)	500	18,700
United States Lime & Minerals, Inc.	50	3,856
United States Steel Corp. (b)	1,350	26,312

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Materials - 2.7% (Continued)
Valvoline, Inc.	1,282	$23,794
Vulcan Materials Co.	855	101,232
W.R. Grace & Co.	427	33,323
Westlake Chemical Corp.	202	13,708
WestRock Co.	1,534	58,829
Worthington Industries, Inc. (b)	225	8,397
		4,956,206
Real Estate - 4.2%
Acadia Realty Trust	676	18,435
Agree Realty Corp. (b)	300	20,802
Alexander & Baldwin, Inc. (b)	213	5,419
Alexandria Real Estate Equities, Inc.	601	85,679
American Assets Trust, Inc.	425	19,491
American Campus Communities, Inc.	982	46,724
American Homes 4 Rent - Class A	1,700	38,624
American Tower Corp. - Class A	2,896	570,685
Apartment Investment & Management Co. - Class A	1,339	67,338
Apple Hospitality REIT, Inc.	1,975	32,193
Ashford Hospitality Trust, Inc.	544	2,584
AvalonBay Communities, Inc.	1,099	220,602
Boston Properties, Inc.	1,243	166,413
Braemar Hotels & Resorts, Inc.	130	1,587
Brandywine Realty Trust	1,413	22,410
Brixmor Property Group, Inc.	2,275	41,792
Camden Property Trust	725	73,588
CareTrust REIT, Inc.	403	9,454
CBRE Group, Inc. - Class A (a)	2,425	119,916
Chatham Lodging Trust	425	8,177
Chesapeake Lodging Trust (b)	625	17,381
Colony Capital, Inc. - Class A	3,575	19,019
Columbia Property Trust, Inc.	1,075	24,198
CoreCivic, Inc.	799	15,541
CoreSite Realty Corp.	300	32,106
Corporate Office Properties Trust	850	23,205
Cousins Properties, Inc.	3,356	32,419
Crown Castle International Corp.	2,435	311,679

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
CubeSmart	1,412	$45,240
CyrusOne, Inc. (b)	725	38,019
DiamondRock Hospitality Co.	1,727	18,703
Digital Realty Trust, Inc. (b)	1,631	194,089
Douglas Emmett, Inc.	1,300	52,546
Duke Realty Corp.	2,726	83,361
EastGroup Properties, Inc.	262	29,250
Empire State Realty Trust, Inc. - Class A	775	12,245
EPR Properties	422	32,452
Equinix, Inc.	530	240,174
Equity Commonwealth	993	32,461
Equity LifeStyle Properties, Inc.	739	84,468
Equity Residential	2,904	218,729
Essex Property Trust, Inc.	472	136,521
Extra Space Storage, Inc.	989	100,789
Federal Realty Investment Trust	520	71,682
First Industrial Realty Trust, Inc.	1,025	36,244
Four Corners Property Trust, Inc.	444	13,142
Franklin Street Properties Corp.	950	6,831
Front Yard Residential Corp.	33	306
Gaming and Leisure Properties, Inc.	1,217	46,940
Getty Realty Corp.	402	12,876
Global Medical REIT, Inc.	1,810	17,774
HCP, Inc. (b)	3,775	118,158
Healthcare Realty Trust, Inc.	875	28,096
Healthcare Trust of America, Inc. - Class A	1,025	29,305
Hersha Hospitality Trust (b)	550	9,427
HFF, Inc. - Class A	75	3,581
Highwoods Properties, Inc.	800	37,424
Hospitality Properties Trust	1,325	34,861
Host Hotels & Resorts, Inc.	5,974	112,909
Howard Hughes Corp. (The) (a)	321	35,310
Hudson Pacific Properties, Inc.	1,225	42,165
Industrial Logistics Properties Trust	175	3,530
Investors Real Estate Trust (b)	180	10,784
Invitation Homes, Inc.	871	21,191

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
Iron Mountain, Inc.	1,372	$48,651
JBG SMITH Properties	764	31,591
Jones Lang LaSalle, Inc.	284	43,787
Kennedy-Wilson Holdings, Inc.	925	19,786
Kilroy Realty Corp. (b)	700	53,172
Kimco Realty Corp. (b)	3,350	61,975
Kite Realty Group Trust (b)	725	11,593
Lamar Advertising Co. - Class A	400	31,704
Lexington Realty Trust	1,125	10,193
Liberty Property Trust	1,225	59,315
Life Storage, Inc.	350	34,045
LTC Properties, Inc.	50	2,290
Macerich Co. (The)	803	34,810
Mack-Cali Realty Corp. (b)	725	16,095
Medical Properties Trust, Inc. (b)	1,500	27,765
Mid-America Apartment Communities, Inc.	859	93,914
National Health Investors, Inc.	325	25,529
National Retail Properties, Inc.	900	49,851
New Senior Investment Group, Inc. (b)	695	3,788
New York REIT Liquidating, LLC (a) (b) (d) (e)	130	1,728
Newmark Group, Inc. - Class A (b)	765	6,380
NorthStar Realty Europe Corp. (b)	542	9,409
Office Properties Income Trust (b)	228	6,302
Omega Healthcare Investors, Inc. (b)	1,200	45,780
Outfront Media, Inc.	336	7,862
Paramount Group, Inc.	1,800	25,542
Park Hotels & Resorts, Inc.	227	7,055
Pebblebrook Hotel Trust (b)	1,188	36,899
Pennsylvania Real Estate Investment Trust (b)	775	4,875
Physicians Realty Trust	900	16,929
Piedmont Office Realty Trust, Inc. - Class A (b)	1,275	26,584
Plymouth Industrial REIT, Inc. (b)	1,130	19,007
PotlatchDeltic Corp. (b)	298	11,261
Prologis, Inc.	4,883	351,331
PS Business Parks, Inc.	200	31,366
Public Storage	1,249	272,006

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
Rafael Holdings, Inc. - Class B (a) (b)	8	$101
Rayonier, Inc.	826	26,036
Realty Income Corp. (b)	1,700	125,052
Regency Centers Corp.	1,182	79,773
Retail Opportunity Investments Corp.	725	12,572
Retail Properties of America, Inc. - Class A	2,075	25,294
Retail Value, Inc.	144	4,488
RLJ Lodging Trust	1,633	28,692
RMR Group, Inc. (The) - Class A	71	4,330
RPT Realty (b)	1,000	12,010
Ryman Hospitality Properties, Inc.	525	43,176
Sabra Health Care REIT, Inc. (b)	1,436	27,959
SBA Communications Corp. - Class A (a)	920	183,687
Senior Housing Properties Trust	2,075	24,444
Simon Property Group, Inc.	2,553	465,181
SITE Centers Corp.	1,410	19,204
SL Green Realty Corp.	776	69,778
Spirit MTA REIT	300	1,947
Spirit Realty Capital, Inc.	600	23,838
St. Joe Co. (The) (a) (b)	500	8,245
STAG Industrial, Inc.	450	13,343
STORE Capital Corp.	675	22,613
Summit Hotel Properties, Inc.	975	11,125
Sun Communities, Inc.	500	59,260
Sunstone Hotel Investors, Inc. (b)	1,840	26,496
Tanger Factory Outlet Centers, Inc. (b)	775	16,260
Taubman Centers, Inc.	500	26,440
Tejon Ranch Co. (a)	50	880
Terreno Realty Corp.	275	11,561
UDR, Inc.	2,028	92,193
Uniti Group, Inc. (b)	1,228	13,741
Universal Health Realty Income Trust	200	15,142
Urban Edge Properties	811	15,409
Urstadt Biddle Properties, Inc. - Class A	500	10,320
Ventas, Inc.	2,665	170,054
VEREIT, Inc.	6,175	51,685

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
Vornado Realty Trust	1,528	$103,048
Washington Prime Group, Inc. (b)	1,617	9,136
Washington Real Estate Investment Trust (b)	450	12,771
Weingarten Realty Investors	1,050	30,839
Welltower, Inc.	2,820	218,832
Weyerhaeuser Co.	5,677	149,532
Xenia Hotel & Resorts, Inc.	900	19,719
		7,885,420
Utilities - 3.1%
AES Corp.	4,360	78,829
ALLETE, Inc.	425	34,948
Alliant Energy Corp. (b)	1,375	64,804
Ameren Corp.	1,625	119,519
American Electric Power Co., Inc.	3,355	280,981
American States Water Co.	100	7,130
American Water Works Co., Inc.	1,190	124,070
Aqua America, Inc. (b)	1,326	48,319
Atmos Energy Corp.	760	78,226
Avangrid, Inc.	550	27,693
Avista Corp.	250	10,155
Black Hills Corp.	300	22,221
California Water Service Group (b)	225	12,213
CenterPoint Energy, Inc.	2,900	89,030
CMS Energy Corp.	1,800	99,972
Consolidated Edison, Inc.	2,169	183,953
Dominion Energy, Inc.	4,617	353,940
DTE Energy Co.	1,023	127,609
Duke Energy Corp.	4,412	397,080
Edison International	2,291	141,859
El Paso Electric Co.	100	5,882
Entergy Corp.	1,150	109,975
Evergy, Inc. (b)	1,715	99,556
Eversource Energy	2,092	148,427
Exelon Corp.	4,631	232,152
FirstEnergy Corp.	3,030	126,078
Genie Energy Ltd. - Class B	2,576	21,896

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Utilities - 3.1% (Continued)
Hawaiian Electric Industries, Inc. (b)	800	$32,616
IDACORP, Inc.	313	31,156
MDU Resources Group, Inc.	1,075	27,767
MGE Energy, Inc.	150	10,196
National Fuel Gas Co. (b)	650	39,624
New Jersey Resources Corp.	500	24,895
NextEra Energy, Inc.	3,223	623,069
NiSource, Inc.	2,140	61,332
Northwest Natural Holding Co.	300	19,689
NorthWestern Corp.	400	28,164
NRG Energy, Inc.	1,852	78,673
OGE Energy Corp.	1,175	50,666
ONE Gas, Inc.	287	25,552
Ormat Technologies, Inc. (b)	175	9,651
Otter Tail Corp.	350	17,437
PG&E Corp. (a)	3,350	59,630
Pinnacle West Capital Corp.	716	68,435
PNM Resources, Inc.	400	18,936
Portland General Electric Co.	500	25,920
PPL Corp.	4,700	149,178
Public Service Enterprise Group, Inc.	3,600	213,876
Sempra Energy (b)	1,737	218,618
South Jersey Industries, Inc. (b)	650	20,846
Southern Co. (The)	6,540	337,987
Southwest Gas Holdings, Inc.	325	26,735
Spire, Inc.	350	28,802
UGI Corp.	1,275	70,660
Vistra Energy Corp.	977	25,431
WEC Energy Group, Inc.	2,039	161,244
Xcel Energy, Inc.	3,600	202,356
		5,755,658

Total Common Stocks (Cost $55,642,013)		$184,483,815

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

RIGHTS – 0.0% (c)	Shares	Value
AMR Corp., Escrow (a) (d) (e)	3,275	$360
Ferroglobe R&W Trust - CVR (a) (d) (e)	500	0
Media General, Inc. - CVR (a) (d) (e)	794	0
Schulman A, Inc. (a) (d) (e)	81	0
Total Rights (Cost $0)		$360

MONEY MARKET FUNDS - 1.4%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.27% (f)	2,003,731	$2,003,731
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.32% (f) (g)	649,242	649,242
Total Money Market Funds (Cost $2,652,973)		$2,652,973

Total Investments at Value - 100.3% (Cost $58,294,986)		$187,137,148

Liabilities in Excess of Other Assets - (0.3%)		(561,800)

Net Assets - 100.0%		$186,575,348

CVR - Contingent Value Right.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $13,486,690 (Note 5).
(c)	Percentage rounds to less than 0.1%.
(d)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $2,151 as of March 31, 2019, representing 0.0% (c) of net assets (Note 1).
(e)	Illiquid security. The total value of such securities is $13,036 at March 31, 2019, representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of March 31, 2019.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $649,242. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $13,045,957 (Note 5).

See accompanying notes to Schedules of Investments.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Australia - 2.9%
AGL Energy Ltd. (a)	7,198	$111,328
Alumina Ltd. (a)	69,247	119,247
ASX Ltd. (a)	4,790	237,936
Aurizon Holdings Ltd. (a)	28,389	91,778
BHP Billiton Ltd. (a)	38,104	1,041,475
BlueScope Steel Ltd. (a)	9,429	93,584
Caltex Australia Ltd. (a)	2,815	52,369
CIMIC Group Ltd. (a)	8,470	290,928
Cochlear Ltd. (a)	2,684	330,932
Computershare Ltd. (a)	16,166	196,511
CSL Ltd. (a)	39,925	5,539,500
Goodman Group (a)	10,218	96,901
GPT Group (The) (a)	13,959	61,572
Incitec Pivot Ltd. (a)	846	1,876
Insurance Australia Group Ltd. (a)	49,669	271,113
Macquarie Group Ltd. (a)	6,318	581,842
Medibank Private Ltd. (a)	96,554	189,516
Newcrest Mining Ltd. (a)	14,077	254,926
Rio Tinto Ltd. (a)	2,985	207,873
Scentre Group (a)	4,640	13,544
South32 Ltd. (a)	11,501	30,543
Stockland Corp. Ltd. (a)	49,464	135,293
Telstra Corp. Ltd. (a)	92,872	218,991
Wesfarmers Ltd. (a)	5,847	143,977
Westpac Banking Corp. (a)	4,677	86,210
		10,399,765
Austria - 0.0% (b)
OMV AG (a)	915	49,684
Raiffeisen Bank International AG (a)	1,379	30,974
		80,658
Belgium - 0.6%
Anheuser-Busch InBev S.A./N.V. (a)	8,274	694,526
KBC Group N.V. (a)	20,434	1,428,501
		2,123,027

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Bermuda - 0.2%
CK Infrastructure Holdings Ltd. (a)	17,000	$139,535
Hongkong Land Holdings Ltd. (a)	46,100	328,123
Kerry Properties Ltd. (a)	17,000	76,004
		543,662
Brazil - 0.6%
Ambev S.A.	126,500	543,721
Banco Santander Brasil S.A.	16,400	182,739
BB Seguridade Participacoes S.A.	52,900	355,314
CCR S.A.	7,200	21,532
Cia de Saneamento Basico do Estado de Sao Paulo	25,200	268,051
Cielo S.A.	16,800	40,631
Embraer S.A.	9,300	44,035
JBS S.A.	1,400	5,771
Kroton Educacional S.A.	38,100	101,974
Porto Seguro S.A.	800	10,986
Suzano Papel e Celulose S.A.	2,800	33,109
TIM Participacoes S.A.	22,900	69,479
Vale S.A.	37,496	489,719
		2,167,061
Canada - 5.0%
Agnico Eagle Mines Ltd.	2,000	86,954
Bank of Montreal	2,700	202,024
Barrick Gold Corp.	2,200	30,160
Bombardier, Inc. - Class B (c) (d)	40,600	78,080
Brookfield Asset Management, Inc. - Class A	5,700	265,562
CAE, Inc.	1,000	22,158
Canadian Imperial Bank of Commerce	1,400	110,631
Canadian National Railway Co.	4,400	393,891
Canadian Natural Resources Ltd.	13,000	356,922
Canadian Pacific Railway Ltd. (d)	23,796	4,902,690
CCL Industries, Inc. - Class B	1,400	56,677
CI Financial Corp.	15,400	210,198
Constellation Software, Inc.	400	338,986
Dollarama, Inc.	75,364	2,010,511
First Quantum Minerals Ltd.	5,600	63,487
Franco-Nevada Corp.	5,800	434,845

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Canada - 5.0% (Continued)
IGM Financial, Inc.	3,000	$77,181
Lundin Mining Corp.	4,200	19,486
Magna International, Inc.	1,200	58,431
Manulife Financial Corp.	23,900	404,194
Open Text Corp.	4,300	165,102
PrairieSky Royalty Ltd.	18,600	250,535
Restaurant Brands International, Inc.	600	39,035
Rogers Communications, Inc. - Class B	2,800	150,587
Royal Bank of Canada	11,000	829,893
Shopify, Inc. - Class A (c) (d)	27,146	5,608,907
Shopify, Inc. - Class A (c) (d)	800	165,144
Suncor Energy, Inc.	9,200	298,167
Teck Resources Ltd. - Class B	10,800	249,889
Thomson Reuters Corp.	2,600	153,840
Toronto-Dominion Bank (The)	200	10,854
Wheaton Precious Metals Corp.	1,300	30,945
		18,075,966
Cayman Islands - 3.0%
Alibaba Group Holding Ltd. - ADR (c)	5,000	912,250
Autohome, Inc. - ADR (c) (d)	1,000	105,120
Baidu, Inc. - ADR (c)	6,274	1,034,269
China Medical System Holdings Ltd. (a)	97,000	94,306
CK Asset Holdings Ltd. (a)	81,500	725,822
CK Hutchison Holdings Ltd. (a)	46,500	488,964
Country Garden Holdings Co. Ltd. (a)	71,000	111,167
Hengan International Group Co. Ltd. (a)	19,500	170,960
JD.com, Inc. - ADR (c) (d)	11,000	331,650
Momo, Inc. - ADR (c)	1,300	49,712
NetEase, Inc. - ADR	800	193,160
New Oriental Education & Technology Group, Inc. - ADR (c)	1,600	144,144
Sands China Ltd. (a)	19,200	96,633
TAL Education Group - ADR (c)	9,800	353,584
Tencent Holdings Ltd. (a)	124,055	5,705,016
Tingyi (Cayman Islands) Holding Corp. (a)	186,000	307,029
		10,823,786

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Chile - 0.1%
Aguas Andinas S.A. - Class A (a)	324,133	$184,283
Colbun S.A. (a)	513,395	116,037
		300,320
China - 0.9%
Air China Ltd. - H Shares (a)	30,000	36,947
Beijing Capital International Airport - H Shares (a)	74,000	70,286
China Construction Bank Corp. - H Shares (a)	603,000	517,596
China Life Insurance Co. Ltd. - H Shares (a)	308,000	830,410
China Merchants Bank Co. Ltd. - H Shares (a)	11,500	56,025
China Pacific Insurance Co. Ltd. - H Shares (a)	28,200	110,804
China Petroleum & Chemical Corp. - H Shares (a)	192,000	152,384
China Shenhua Energy Co. Ltd. - H Shares (a)	58,000	132,367
Industrial & Commercial Bank of China Ltd. - H Shares (a)	969,000	711,619
Inner Mongolia Yitai Coal Ltd. - Class B (a)	36,600	45,063
PetroChina Co. Ltd. - H Shares (a)	654,000	428,117
PICC Property & Casualty Co. Ltd. - H Shares (a)	6,000	6,830
Ping An Insurance Group Co. of China Ltd. - H Shares (a)	1,000	11,258
Sinopec Shanghai Petrochemical Co. Ltd. - H Shares (a)	360,000	171,645
TravelSky Technology Ltd. - H Shares (a)	49,000	129,759
		3,411,110
Colombia - 0.0% (b)
Grupo de Inversiones Suramericana S.A.	12,521	143,905

Czech Republic - 0.4%
CEZ A/S (a)	64,299	1,510,389
Komercní banka A/S (a)	67	2,738
		1,513,127
Denmark - 3.6%
A.P. Moller-Maerska A/S - Series B (a)	2,466	3,126,481
Carlsberg A/S - Series B (a)	460	57,522
Chr. Hansen Holding A/S (a)	36,100	3,664,257
Danske Bank A/S (a)	77,627	1,364,489
DSV A/S (a)	34,820	2,881,404
Genmab A/S (a) (c)	309	53,616
Novo Nordisk A/S - Class B (a)	29,981	1,566,952
Novozymes A/S - Class B (a)	10,382	477,471

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Denmark - 3.6% (Continued)
Pandora A/S (a)	1,138	$53,322
		13,245,514
Finland - 0.4%
Fortum OYJ (a)	2,957	60,562
Neste OYJ (a)	3,118	332,368
Sampo OYJ - A Shares (a)	12,067	546,889
UPM-Kymmene OYJ (a)	19,610	572,724
		1,512,543
France - 9.0%
Accor S.A. (a)	1,511	61,207
Amundi FP (a)	30,971	1,950,372
Bureau Veritas S.A. (a)	18,926	444,001
Cap Gemini SA (a)	980	118,910
Danone S.A. (a)	3,266	251,475
Dassault Aviation S.A. (a)	211	311,211
Dassault Systemes S.A. (a)	2,749	409,718
Eiffage S.A. (a)	457	43,929
Engie S.A. (a)	14,747	219,911
Essilor International Cie Generale d'Optique S.A. (a)	18,111	1,978,364
EssilorLuxottica (a)	18,816	2,045,913
Faurecia (a)	3,065	129,017
Hermes International S.A. (a)	1,280	845,115
Kering S.A. (a)	499	286,216
Legrand S.A. (a)	1,817	121,643
L'Oréal (a)	3,717	1,000,916
LVMH Moet Hennessy Louis Vuitton SE (a)	15,853	5,838,961
Pernod Ricard S.A. (a)	21,443	3,850,166
Publicis Groupe S.A. (a)	42,319	2,265,751
Rexel S.A. (a)	316,713	3,574,054
SAFRAN SA (a)	777	106,492
Sanofi S.A. (a)	11,421	1,009,852
Schneider Electric SE (a)	48,111	3,776,013
SCOR SE (a)	15,348	653,678
Total S.A. (a) (d)	19,249	1,071,151
Vinci S.A. (a)	867	84,357

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
France - 9.0% (Continued)
Wendel S.A. (a)	1,423	$179,317
		32,627,710
Germany - 3.0%
adidas AG (a)	16,608	$4,039,258
Allianz SE (a)	3,926	874,865
BASF SE (a)	6,358	468,863
Bayer AG (a)	1,310	84,350
Deutsche Boerse AG (a)	399	51,158
Fraport AG Frankfurt Airport Services Worldwide (a)	1,024	78,553
Fresenius Medical Care AG & Co. KGaA (a)	890	71,927
Hannover Rueck SE (a)	2,393	343,838
MTU Aero Engines AG (a)	54	12,239
ProSiebenSat.1 Media SE (a)	5,416	77,104
SAP SE (a)	5,588	645,972
Siemens AG (a)	8,405	903,858
Volkswagon AG (a)	20,002	3,260,742
Wirecard AG (a)	249	31,279
		10,944,006
Greece - 0.0%
FF Group (c) (e) (f)	2,880	0

Hong Kong - 4.7%
AIA Group Ltd. (a)	515,970	5,159,582
Beijing Enterprises Water Group Ltd. (a) (c)	4,000	2,474
China Merchants Holdings Ltd. (a)	146,000	311,367
China Mobile Ltd. (a)	157,000	1,602,080
China Resources Power Holdings Co. Ltd. (a)	1,740,504	2,617,708
China Taiping Insurance Holdings Co. Ltd. (a)	76,800	229,560
China Travel International Investment Hong Kong Ltd. (a)	222,000	56,627
China Unicom Hong Kong Ltd.(a)	172,000	218,995
CITIC Ltd. (a)	11,000	16,444
CITIC Securities Co. Ltd. (a)	12,000	28,038
CNOOC Ltd. (a)	159,000	296,166
Fosun International Ltd. (a)	271,500	461,286
Galaxy Entertainment Group Ltd. (a)	10,000	68,149
Greentown China Holdings Ltd. (a)	84,000	84,069

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Hong Kong - 4.7% (Continued)
Hang Lung Properties Ltd. (a)	23,000	$56,176
Hang Seng Bank Ltd. (a)	9,100	224,705
Henderson Land Development Co. Ltd. (a)	78,000	496,420
HKT Trust and HKT Ltd. (a)	88,000	141,502
Hong Kong Exchanges & Clearing Ltd. (a)	26,200	915,389
Kingsoft Corp. Ltd. (a)	13,000	33,146
Lenovo Group Ltd. (a) (d)	3,908,000	3,525,978
Metallurgical Corp. of China Ltd. (a)	14,000	4,145
MGM China Holdings Ltd. (a)	7,200	15,099
Power Assets Holdings Ltd. (a)	25,000	173,449
Shanghai Industrial Holdings Ltd. (a)	54,000	127,268
Shui On Land Ltd. (a)	449,500	111,293
Sino-Ocean Group Holding Ltd. (a)	141,500	62,185
Wharf Holdings Ltd. (The) (a)	41,000	123,946
Wheelock & Co. Ltd. (a)	1,000	7,339
		17,170,585
Hungary - 0.0% (b)
OTP Bank plc (a)	2,020	89,039

India - 1.3%
Ashok Leyland Ltd. (a)	23,533	30,939
Bharti Infratel Ltd. (a)	1,011	4,565
Container Corp. of India Ltd. (a)	12,913	97,725
HDFC Bank Ltd. - ADR	39,887	4,623,302
Zee Entertainment Enterprises Ltd. (a)	1,208	7,761
		4,764,292
Indonesia - 0.2%
Bumi Serpong Damai Tbk PT (a) (c)	152,700	15,096
Hanjaya Mandala Sampoerna Tbk PT (a)	980,400	258,568
Perusahaan Gas Negara Persero Tbk (a)	54,800	9,062
Surya Citra Media Tbk PT (a)	364,300	42,379
United Tractors Tbk PT (a)	235,900	448,802
		773,907
Ireland - 2.8%
Accenture plc - Class A	29,799	5,245,220
DCC plc (a)	1,471	127,272

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Ireland - 2.8% (Continued)
ICON plc (c)	15,286	$2,087,762
Ryanair Holdings plc - ADR (c)	20,279	1,519,708
Willis Towers Watson plc	6,989	1,227,618
		10,207,580
Israel - 0.2%
Check Point Software Technologies Ltd. (c) (d)	2,826	357,461
Nice Ltd. (a) (c)	955	116,636
Teva Pharmaceutical Industries Ltd. - ADR (c)	9,300	145,824
		619,921
Italy - 2.4%
Atlantia SpA (a)	2,484	64,417
Enel SpA (a)	361,766	2,318,035
Eni SpA (a)	68,782	1,215,228
Intesa Sanpaolo SpA (a)	69,153	168,762
Mediobanca Banca di Credito Finanziario SpA (a)	21,133	220,030
Moncler SpA (a)	6,170	249,009
Saipem SpA (a) (c)	423,441	2,242,260
Snam SpA (a)	103,720	533,528
Terna Rete Elettrica Nazionale SpA (a)	85,593	543,221
Unicredit SpA (a)	93,191	1,197,037
		8,751,527
Japan - 12.1%
Asahi Group Holdings Ltd. (a)	700	31,250
Astellas Pharma, Inc. (a)	35,900	539,474
Bridgestone Corp. (a)	2,700	104,050
Calbee, Inc. (a)	900	24,309
Canon, Inc. (a)	7,500	217,783
Central Japan Railway Co. (a)	1,600	371,948
Daifuku Co. Ltd. (a)	600	31,388
Dai-ichi Life Holdings, Inc. (a)	64,000	891,045
Daikin Industries Ltd. (a)	1,800	211,600
East Japan Railway Co. (a)	5,100	492,531
Eisai Co. Ltd. (a)	100	5,627
FANUC Corp. (a)	300	51,309
Fujitsu Ltd. (a)	48,100	3,478,887
Hamamatsu Photonics K.K. (a)	2,000	77,593

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Japan - 12.1% (Continued)
Hitachi Metals Ltd. (a)	332,700	$3,876,392
Honda Motor Co. (a)	120,100	3,262,303
Hoya Corp. (a)	300	19,873
Iida Group Holdings Co. Ltd. (a)	72,600	1,317,465
INPEX Corp. (a)	400,400	3,809,317
Isuzu Motors Ltd. (a)	91,200	1,201,657
Japan Post Bank Co. Ltd. (a)	14,100	154,073
Japan Retail Fund Investment Corp. (a)	8	16,078
Japan Tobacco, Inc. (a)	5,800	143,666
Kao Corp. (a)	700	55,254
Keyence Corp. (a)	10,430	6,521,372
Kirin Holdings Co. Ltd. (a)	15,800	378,028
Kuboto Corp. (a)	13,200	191,883
Kurita Water Industries Ltd. (a)	7,500	192,055
Kyocera Corp. (a)	300	17,666
Marubeni Corp. (a)	56,200	389,692
Mebuki Financial Group, Inc. (a)	87,200	223,217
Mitsubishi Corp. (a)	14,300	398,165
Mitsubishi UFJ Financial Group, Inc. (a)	252,800	1,250,410
Mitsui & Co., Ltd. (a)	107,000	1,665,118
Mitsui Fudosan Co. Ltd. (a)	1,800	45,349
Mizuho Financial Group, Inc. (a)	217,300	336,296
MS&AD Insurance Group Holdings, Inc. (a)	22,400	682,558
Murata Manufacturing Co. Ltd. (a)	2,400	120,119
Nidec Corp. (a)	300	38,204
Nippon Building Fund, Inc. (a)	23	155,753
Nissan Chemical Corp. (a)	1,700	78,101
Nomura Research Institute Ltd. (a)	3,067	139,713
NTT DoCoMo, Inc. (a)	20,800	461,045
OBIC Co. Ltd. (a)	500	50,567
Ono Pharmaceutical Co. Ltd. (a)	4,500	88,435
Oriental Land Co. Ltd. (a)	200	22,749
Osaka Gas Co. Ltd. (a)	11,000	217,502
Persol Holdings Co. Ltd. (a)	5,900	95,815
Recruit Holdings Co. Ltd. (a)	4,600	131,896
Renesas Electronics Corp. (a) (c)	2,500	11,619

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Japan - 12.1% (Continued)
Resona Holdings, Inc. (a)	4,900	$21,229
Sankyo Co. Ltd. (a)	6,300	240,543
Secom Co. Ltd. (a)	800	68,613
Seibu Holdings, Inc. (a)	20,100	352,208
Shimano, Inc. (a)	5,500	895,574
Shin-Etsu Chemical Co. Ltd. (a)	4,400	370,289
Shionogi & Co. Ltd. (a)	10,400	645,707
SoftBank Corp. (a)	6,200	604,411
Sony Corp. (a)	8,000	337,800
Sumitomo Corp. (a)	34,300	475,588
Sumitomo Mitsui Financial Group, Inc. (a)	82,600	2,892,806
Sumitomo Mitsui Trust Holdings, Inc. (a)	4,400	158,146
Sundrug Co. Ltd. (a)	600	16,561
Suzuki Motor Corp. (a)	300	13,300
Takeda Pharmaceutical Co. Ltd. (a)	24,100	987,038
Terumo Corp. (a)	1,600	48,974
Tokyo Gas Co. Ltd. (a)	16,600	449,398
Toyota Motor Corp. (a)	6,500	382,955
Trend Micro, Inc. (a)	1,900	92,673
United Urban Investment Corp. (a)	77	121,572
USS Co. Ltd. (a)	7,300	135,774
Yahoo Japan Corp. (a)	21,400	52,491
Yakult Honsha Co. Ltd. (a)	500	35,060
Yamato Holdings Co. Ltd. (a)	8,700	225,097
		43,912,006
Jersey - 2.0%
Experian plc (a)	226,019	6,117,081
Glencore plc (a)	45,827	189,908
WPP plc (a)	100,001	1,056,380
		7,363,369
Korea (Republic of) - 2.8%
BNK Financial Group, Inc. (a)	6,703	39,398
Doosan Bobcat, Inc. (a)	4,064	110,532
Hana Financial Group, Inc. (a)	57,345	1,837,863
Hanwha Life Insurance Co. Ltd. (a)	31,538	111,050
Hotel Shilla Co. Ltd. (a)	246	20,693

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Korea (Republic of) - 2.8% (Continued)
Hyundai Mobis Co. Ltd. (a)	880	$161,531
Hyundai Motor Co. Ltd. (a)	19,076	1,162,296
KB Financial Group, Inc. (a)	1,045	38,597
Kia Motors Corp. (a)	3,611	112,332
KT&G Corp. (a)	1,952	177,671
LG Corp. (a)	1,159	79,027
Lotte Chemical Corp. (a)	502	128,557
POSCO (a)	8,123	1,810,547
Samsung C&T Corp. (a)	3,469	326,960
Samsung Electronics Co. Ltd. (a)	38,690	1,523,256
Samsung SDS Co. Ltd. (a)	560	115,978
Samsung Securities Co. Ltd. (a)	664	19,500
Shinhan Financial Group Co. Ltd. (a)	38,550	1,428,828
SK Hynix, Inc. (a)	10,930	715,329
SK Innovation Co. Ltd. (a)	697	110,059
		10,030,004
Malaysia - 0.2%
Genting Berhad (a)	213,100	347,094
Genting Malaysia Berhad (a)	613,400	481,879
Maylasia Airports Holdings Berhad (a)	19,200	34,109
Westport Holdings Berhad (a)	2,000	1,844
		864,926
Mexico - 1.0%
America Movil S.A.B. de C.V.	168,700	120,559
Grupo Financiero Inbursa S.A.B. de C.V.	288,200	398,849
Promotora y Operadora de Infraestructura S.A.B. de C.V.	9,445	93,659
Wal-Mart de Mexico S.A.B. de C.V.	1,110,575	2,969,201
		3,582,268
Netherlands - 3.8%
AerCap Holdings N.V. (c)	1,800	83,772
Airbus SE (a)	309	40,952
ASML Holding N.V. - ADR (d)	12,870	2,420,203
ASML Holding N.V. (a)	8,326	1,564,807
CNH Industrial N.V. (a) (c)	545	5,553
Core Laboratories N.V. (d)	16,291	1,122,939

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Netherlands - 3.8% (Continued)
Exor N.V. (a)	200	$12,988
Ferrari N.V. (a)	2,379	319,602
Heineken N.V. (a)	1,011	106,852
ING Groep N.V. (a)	217,034	2,629,760
Koninklijke Ahold Delhaize N.V. (a)	20,158	536,660
Koninklijke KPN N.V. (a)	267,834	850,170
Koninklijke Philips N.V. (a)	10,976	448,435
Mylan N.V. (c)	108,727	3,081,323
Qaigen N.V. (a) (c)	2,007	81,465
Randstad Holding N.V. (a)	5,807	283,533
Unilever N.V. (a)	2,121	123,652
		13,712,666
New Zealand - 0.0% (b)
Fisher & Paykel Healthcare Corp. Ltd. (a)	13,119	140,434

Norway - 0.2%
DNB ASA (a)	717	13,207
Equinor ASA (a)	5,183	113,612
Orkla ASA (a)	39,460	303,045
Telenor ASA (a)	11,856	237,404
		667,268
Philippines - 0.2%
Aboitiz Power Corp. (a)	158,300	106,256
Ayala Land, Inc. (a)	285,500	243,045
Manila Electric Co. (a)	24,430	176,122
PLDT, Inc. (a)	1,210	26,388
Robinsons Land Corp. (a)	106,500	49,469
SM Prime Holdings, Inc. (a)	10,700	8,094
		609,374
Poland - 0.1%
Bank Polska Kasa Opieki S.A. (a)	9,334	267,694
LPP S.A. (a)	16	34,691
Polskie Gornictwo Naftowe I Gazownictwo S.A. (a)	2	3
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	17,313	174,068
		476,456

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Portugal - 0.1%
Galp Energia SGPS S.A. (a)	1,870	$29,963
Jeronimo Martins SGPS S.A. (a)	10,740	158,574
		188,537
Russia - 1.2%
Inter RAO UES PJSC	3,882,000	221,093
LUKOIL PJSC - ADR	7,512	671,648
MMC Norilsk Nickel PJSC - ADR (a)	42,294	893,687
MMC Norilsk Nickel PJSC	394	82,385
Mobile TeleSystems PJSC - ADR	28,900	218,484
Moscow Exchange MICEX-RTS PJSC	169,300	235,573
Rosneft Oil Co. PJSC - GDR (a)	245,078	1,540,388
Severstal PJSC	1,800	28,201
Tatneft PJSC	39,670	456,463
		4,347,922
Singapore - 1.2%
Ascendas Real Estate Investment Trust (a)	8,500	18,269
DBS Group Holdings Ltd. (a)	84,600	1,579,183
Singapore Exchange Ltd. (a)	52,700	284,872
Venture Corp. Ltd. (a)	10,000	132,859
Wilmar International Ltd. (a) (d)	954,200	2,333,093
Yangzijiang Shipbuildings Holdings Ltd. (a)	30,000	33,313
		4,381,589
South Africa - 0.3%
Aspen Pharmacare Holdings Ltd. (a)	11,781	76,105
Hyprop Investments Ltd. (a)	24,255	118,340
Kumba Iron Ore Ltd. (a)	1,816	54,425
MMI Holdings Ltd. (a)	116,733	134,605
Mr. Price Group Ltd. (a)	886	11,639
MTN Group Ltd. (a)	54,300	334,267
Remgro Ltd. (a)	689	8,868
Standard Bank Group Ltd. (a)	9,610	123,971
Vodacom Group Ltd. (a)	11,758	90,800
Woolworths Holdings Ltd. (a)	44,576	143,640
		1,096,660
Spain - 2.4%
Amadeus IT Group S.A. (a)	36,380	2,915,702

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Spain - 2.4% (Continued)
Banco Bilbao Vizcaya Argentaria S.A. (a)	88,167	$503,752
Bankia S.A. (a) (d)	387,600	1,004,936
Bankinter S.A. (a)	26,074	198,721
CaixaBank S.A. (a)	60,858	190,306
Enagas S.A. (a)	9,733	283,340
Endesa S.A. (a)	15,180	387,384
Iberdrola S.A. (a)	33,669	295,594
Industria de Diseno Textil S.A. (a)	75,961	2,233,272
Red Electrica Corp. S.A. (a)	9,675	206,231
Repsol S.A. (a)	36,486	624,187
		8,843,425
Sweden - 1.9%
Alfa Laval AB (a)	8,954	205,784
Assa Abloy AB - Class B (a) (c)	602	12,993
Atlas Copco AB - Class A (a)	95,017	2,556,205
Boliden AB (a)	11,540	328,898
Epiroc AB - Class A (a)	1,787	18,049
Hennes & Mauritz AB (H&M) - Class B (a)	769	12,830
Hexagon AB - B Shares (a)	8,036	420,007
Industrivarden AB - C Shares (a)	3,133	65,705
Investor AB - B Shares (a)	14,707	662,984
Lundin Petroleum AB (a)	526	17,812
Sandvik AB (a)	37,637	612,168
Swedish Match AB (a)	13,811	704,717
Tele2 AB - B Shares (a)	15,824	211,156
Telefonaktiebolaget LM Ericsson - B Shares (a)	76,585	705,534
Volvo AB - B Shares (a)	22,981	356,597
		6,891,439
Switzerland - 8.3%
ABB Ltd. (a)	34,067	640,321
Adecco Group AG (a)	3,964	211,713
Chubb Ltd.	30,303	4,244,844
Cie Financiere Richemont S.A. (a)	9,513	694,061
Coca-Cola HBC AG (a) (c)	3,570	121,730
Credit Suisse Group AG (a) (c)	157,464	1,835,614
EMS-Chemie Holding AG (a)	696	377,848

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Switzerland - 8.3% (Continued)
Geberit AG (a)	6,190	$2,531,853
Nestlé S.A. (a)	63,537	6,058,766
Novartis AG (a)	19,077	1,833,820
Partners Group Holding AG (a)	1,677	1,220,053
Roche Holdings AG (a)	19,156	5,278,954
Schindler Holding AG (a)	87	18,054
SGS S.A. (a)	116	288,944
Sika AG (a)	18,020	2,520,338
Swatch Group AG (The) - Bearer Shares (a)	832	238,305
Swatch Group AG (The) - Registered Shares (a)	485	26,857
Swiss Prime Site AG (a)	1,120	98,178
Temenos AG (a) (c)	1,152	169,974
UBS Group AG - Registered Shares (a) (c)	154,898	1,879,614
Vifor Pharma AG (a)	100	13,534
		30,303,375
Taiwan - 4.0%
Catcher Technology Co. Ltd. (a)	66,000	509,147
Cathay Financial Holding Co. Ltd. (a)	42,000	61,264
China Development Financial Holdings Corp. (a)	861,000	287,778
China Life Insurance Co. Ltd. (a)	339,976	288,395
Chunghwa Telecom Co. Ltd. (a)	7,000	24,857
Compal Electronics, Inc. (a)	1,294,000	804,143
First Financial Holding Co. Ltd. (a)	168,540	115,267
Formosa Chemicals & Fibre Corp. (a)	105,000	382,021
Formosa Petrochemical Corp. (a)	129,000	483,587
Foxconn Technology Co. Ltd. (a)	16,301	32,535
Giant Manufacturing Co. Ltd. (a)	5,000	35,706
Hiwin Technologies Corp. (a)	9,360	79,162
Hon Hai Precision Industry Co. Ltd. (a)	1,082,400	2,583,198
Hotai Motor Co. Ltd. (a)	8,000	98,047
MediaTek, Inc. (a)	36,000	330,529
Nanya Technology Corp. (a)	133,000	265,614
Nien Made Enterprise Co. Ltd. (a)	8,000	70,522
Ruentex Development Co. Ltd. (a)	50,000	75,600
Ruentex Industries Ltd. (a)	46,000	120,790
Shin Kong Financial Holding Co. Ltd. (a)	210,168	61,916

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Taiwan - 4.0% (Continued)
Standard Foods Corp. (a)	83,000	$139,404
Taiwan Business Bank (a)	256,880	99,977
Taiwan Cement Corp. (a)	18,100	24,234
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	100,822	4,129,669
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	388,000	3,103,135
Uni-President Enterprises Corp. (a)	76,000	184,418
Vanguard International Semiconductor Corp. (a)	127,000	274,285
		14,665,200
Thailand - 0.2%
Airports of Thailand pcl - NVDR (a)	136,000	291,841
Bumrungrad Hospital pcl - NVDR (a)	2,500	14,142
Kasikornbank pcl - NVDR (a)	32,400	191,662
PTT Global Chemical pcl - NVDR (a)	4,800	10,195
Thai Oil pcl - NVDR (a)	33,300	72,946
		580,786
Turkey - 0.3%
Akbank Turk A/S (a) (c)	962,091	1,094,976

United Arab Emirates - 0.1%
Aldar Properties PJSC (a)	136,910	67,682
Damac Properties Dubai Co. (a)	143,590	52,964
DP World Ltd. (a)	5,847	93,595
Emaar Properties PJSC (a)	142,618	182,492
		396,733
United Kingdom - 10.9%
Admiral Group plc (a)	8,058	227,921
AstraZeneca plc (a)	2,122	169,375
Aviva plc (a)	298,253	1,603,781
Barclays plc (a)	798,777	1,608,898
Barratt Developments plc (a)	16,857	131,671
BHP Billiton plc (a)	22,873	551,837
BP plc (a)	55,782	405,046
British American Tobacco plc (a)	50,347	2,100,296
Bunzl plc (a)	4,829	159,381
Burberry Group plc (a)	1,982	50,513
Coca-Cola European Partners plc	10,300	532,922

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
United Kingdom - 10.9% (Continued)
Compass Group plc (a)	203,600	$4,790,222
Croda International plc (a)	6,370	418,481
Diageo plc (a)	26,650	1,090,536
Direct Line Insurance Group plc (a)	13,242	60,914
easyJet plc (a)	20,491	298,516
GlaxoSmithKline plc (a)	31,516	654,748
HSBC Holdings plc (a)	332,521	2,701,925
Informa plc (a)	2,701	26,191
InterContinental Hotels Group plc (a)	4,634	278,876
J Sainsbury plc (a)	386,343	1,185,515
John Wood Group plc (a)	515,317	3,406,147
Legal & General Group plc (a)	18,182	65,246
Lloyds Banking Group plc (a)	150,878	122,214
Mondi plc (a)	7,532	166,776
Next plc (a)	2,533	184,057
Persimmon plc (a)	1,766	49,951
Prudential plc (a)	10,820	216,885
Reckitt Benckiser Group plc (a)	9,678	805,401
RELX plc (a)	5,181	110,866
Royal Bank of Scotland Group plc (a)	731,003	2,353,802
Royal Dutch Shell plc - A Shares (a) (c)	62,898	1,973,276
Standard Chartered plc (a)	243,799	1,879,223
Tesco plc (a)	1,116,279	3,378,300
Travis Perkins plc (a)	206,931	3,696,873
Unilever plc (a)	1,025	59,000
Vodafone Group plc (a)	1,264,161	2,303,539
		39,819,121
United States - 2.7%
Mettler-Toledo International, Inc. (c)	6,401	4,627,923
News Corp. - Class A	102,576	1,276,045
ResMed, Inc.	33,915	3,526,143
Southern Copper Corp. (d)	6,458	256,253
Yum China Holdings, Inc.	100	4,491
		9,690,855

Total Common Stocks (Cost $328,223,044)		$353,948,400

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.2%	Shares	Value
Brazil - 0.1%
Banco Bradesco S.A.	10,520	$114,990
Braskem S.A. - Series A	1,900	24,529
Telefonica Brasil S.A.	25,100	304,488
		444,007
Colombia - 0.0% (b)
Grupo Aval Acciones y Valores S.A.	291,576	112,954

Germany - 0.1%
FUCHS PETROLUB SE (a)	950	39,214
Porsche Automobil Holding SE (a)	3,578	224,519
		263,733
Korea (Republic of) - 0.0% (b)
CJ Corp. (c) (e) (f)	15	493

Total Preferred Stocks (Cost $754,623)		$821,187

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.5%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.27% (g)	6,888,928	$6,888,928
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.32% (g) (h)	2,151,964	2,151,964
Total Money Market Funds (Cost $9,040,892)		$9,040,892

Total Investments at Value - 100.0% (Cost $338,018,559)		$363,810,479

Other Assets in Excess of Liabilities - 0.0% (b)		158,250

Net Assets - 100.0%		$363,968,729

(a)	Level 2 security (Note 1).
(b)	Percentage rounds to less than 0.1%.
(c)	Non-income producing security.
(d)	This security or a partial position of this security is on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $14,531,550 (Note 5).
(e)	Level 3 Security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $493 as of March 31, 2019, representing 0.0% (b) of net assets (Note 1).
(f)	Illiquid security. The total value of such securities is $493 at March 31, 2019, representing 0.0% (b) of net assets.
(g)	The rate shown is the 7-day effective yield as of March 31, 2019.
(h)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2019 was $2,151,964. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $12,599,071 (Note 5).

ADR -	American Depositary Receipt.
NVDR -	Non-voting Depositary Receipt.
GDR -	Global Depositary Receipt.

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS - 8.7%	Par Value	Value
U.S. Treasury Bills - 0.1%
2.524%, due 09/05/19 (a)	$470,000	$465,152

U.S. Treasury Bonds - 2.0%
4.375%, due 02/15/38	990,000	1,252,350
2.750%, due 11/15/42	1,195,000	1,188,652
3.125%, due 02/15/43	1,885,000	1,997,216
3.625%, due 08/15/43	550,000	631,727
3.750%, due 11/15/43	440,000	515,831
2.750%, due 11/15/47	170,000	167,609
3.375%, due 11/15/48	365,000	406,348
		6,159,733
U.S. Treasury Notes - 6.3%
2.500%, due 02/15/22	455,000	458,341
1.875%, due 03/31/22	670,000	663,195
1.875%, due 04/30/22	970,000	959,391
1.750%, due 05/31/22	970,000	955,602
2.625%, due 02/28/23	730,000	740,494
2.500%, due 03/31/23	870,000	878,700
2.750%, due 04/30/23	850,000	866,734
1.625%, due 05/31/23	700,000	682,937
2.500%, due 01/31/24	460,000	465,319
2.375%, due 02/29/24	920,000	926,038
2.125%, due 03/31/24	2,685,000	2,669,897
1.875%, due 08/31/24	900,000	882,000
2.125%, due 09/30/24	900,000	892,828
2.250%, due 10/31/24	890,000	888,609
3.000%, due 09/30/25	830,000	864,108
2.000%, due 11/15/26	570,000	556,106
2.250%, due 08/15/27	790,000	782,470
2.250%, due 11/15/27	690,000	682,669
3.125%, due 11/15/28	1,870,000	1,983,953
0.875%, due 01/15/29	418,462	431,670
3.000%, due 02/15/49	1,145,000	1,186,327
		19,417,388

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 8.7% (Continued)	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 0.3%
1.000%, due 02/15/46	$817,524	$832,725

Total U.S. Treasury Obligations (Cost $26,260,247)		$26,874,998

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.1%	Par Value	Value
Agency for International Development - 0.1%
2.125%, due 11/09/20 (Cost $228,277)	$230,000	$228,882

AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.4%	Par Value	Value
Federal Home Loan Mortgage Corp. - 2.2%
Series 2017-DNA2, Class M1, 3.690% (1MO LIBOR + 120), due 10/25/29 (b)	$206,626	$207,718
Series 2017-DNA3, Class M1, 3.240% (1MO LIBOR + 75), due 03/25/30 (b)	652,788	652,808
Series 2989, Class SG, 16.529% (1MO LIBOR + 3395), due 08/15/34 (b)	105,699	230,141
Series 4249, Class CS, 4.300%, due 09/15/43	1,263,587	1,138,770
Series 4355, Class ZX, 4.000%, due 05/15/44	4,231,036	4,594,264
		6,823,701
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.3%
Series K-722, Class X1, 1.307%, due 03/01/23 (b)	2,166,806	90,021
Series 2980, Class SC, 4.211% (1MO LIBOR + 670), due 05/15/35 (b)	700,704	78,835
Series 3359, Class SC, 3.231% (1MO LIBOR + 572), due 08/15/37 (b)	1,362,338	164,461
Series 4077, Class TS, 3.511% (1MO LIBOR + 600), due 05/15/41 (b)	1,258,000	178,651
Series 3966, Class SA, 3.411% (1MO LIBOR + 590), due 12/15/41 (b)	1,766,579	245,268
Series 4089, Class SH, 3.511% (1MO LIBOR + 600), due 08/15/42 (b)	1,347,582	192,716
		949,952

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.4% (Continued)	Par Value	Value
Federal National Mortgage Association - 1.7%
Series 2015-C02, Class 1M2, 6.486% (1MO LIBOR + 400), due 05/25/25 (b)	$578,061	$621,596
Series 2015-C04, Class 2M2, 8.040% (1MO LIBOR + 555), due 04/25/28 (b)	212,126	236,378
Series 2016-C05, Class 2M1, 3.840% (1MO LIBOR + 135), due 01/25/29 (b)	76,782	76,853
Series 2016-C04, Class 1M2, 6.735% (1MO LIBOR + 425), due 01/25/29 (b)	200,000	219,683
Series 2016-C06, Class 1M1, 3.786% (1MO LIBOR + 130), due 04/25/29 (b)	174,808	175,407
Series 2017-C03, Class 1M1, 3.436% (1MO LIBOR + 95), due 10/25/29 (b)	379,403	380,347
Series 2017-C05, Class 1M1, 3.035% (1MO LIBOR + 55), due 01/25/30 (b)	28,768	28,789
Series 2017-C07, Class 2M2, 4.990% (1MO LIBOR + 250), due 05/25/30 (b)	500,000	506,593
Series 2018-C01, Class 1M2, 4.736% (1MO LIBOR + 225), due 07/25/30 (b)	200,000	200,656
Series 2018-C03, Class 1M1, 3.166% (1MO LIBOR + 68), due 10/25/30 (b)	369,171	368,930
Series 2018-C04, Class 2M2, 5.036% (1MO LIBOR + 255), due 12/25/30 (b)	500,000	503,340
Series 2018-C06, Class 1M2, 4.490%, due 03/25/31 (b)	500,000	493,845
Series 2016-75, Class ZP, 3.000%, due 10/25/46	1,372,234	1,241,076
		5,053,493
Federal National Mortgage Association Interest-Only Strips - 1.6%
Series 2014-63, Class BI, 3.500%, due 06/25/33	6,131,014	509,210
Series 3311, Class IA, 3.921% (1MO LIBOR + 641), due 05/15/37 (b)	2,586,969	446,212
Series 2007-50, Class SX, 3.964% (1MO LIBOR + 645), due 06/25/37 (b)	4,565,623	757,846
Series 2009-78, Class XS, 4.255% (1MO LIBOR + 674), due 10/25/39 (b)	6,579,477	1,283,770

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.4% (Continued)	Par Value	Value
Federal National Mortgage Association Interest-Only Strips - 1.6% (Continued)
Series 2011-124, Class NS, 4.015% (1MO LIBOR + 650), due 12/25/41 (b)	$1,461,621	$251,323
Series 2012-20, Class SA, 3.964% (1MO LIBOR + 645), due 03/25/42 (b)	1,448,451	228,335
Series 2012-76, Class SC, 3.514% (1MO LIBOR + 600), due 07/25/42 (b)	681,198	105,819
Series 2014-28, Class SD, 3.565% (1MO LIBOR + 650), due 05/25/44 (b)	4,738,121	803,460
Series 2017-53, Class IE, 4.000%, due 07/25/47	1,453,704	218,922
Series 2008-22, Class SB, 3.674% (1MO LIBOR + 616), due 04/25/48 (b)	2,601,662	440,426
		5,045,323
Government National Mortgage Association Interest-Only Strips - 0.6%
Series 2010-133, Class SD, 3.589% (1MO LIBOR + 607), due 10/16/40 (b)	5,715,229	690,360
Series 2014-102, Class SY, 3.162%, due 02/20/44 (b)	5,808,502	673,408
Series 2018-83, Class HI, 5.000%, due 01/20/48	2,917,390	503,148
		1,866,916

Total Agency Mortgage-Backed Obligations (Cost $19,343,422)		$19,739,385

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.2%	Par Value	Value
Ajax Mortgage Loan Trust, Series 2018-A, Class A, 144A, 3.850%, due 04/25/58	$764,730	$765,863
Ajax Mortgage Loan Trust, Series 2018-C, Class A, 4.360%, due 09/25/65 (b)	770,251	772,585
American Express Credit Account, Series 2019-1, Class A, 2.870%, due 10/15/24 (b)	145,000	146,204
Americold, LLC Trust, Series 2010-ART, Class C, 144A, 6.811%, due 01/14/29	50,000	52,472

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.2% (Continued)	Par Value	Value
Arbor Realty Commercial Real Estate, Series 2016-FL1, Class B, 144A, 5.439% (1MO LIBOR + 295), due 09/15/26 (b)	$302,000	$304,911
Arroyo Mortgage Trust, Series 2019-1, Class A1, 144A, 3.805%, due 01/25/49 (b)	235,794	236,093
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 144A, 5.559%, due 11/15/19 (b)	94,000	94,352
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E, 144A, 5.909% (1MO LIBOR + 340), due 06/15/35 (b)	140,000	140,529
Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, due 08/15/22	300,000	298,142
Bank of America Credit Card Trust, Series 2018-A1, Class A1, 2.700%, due 07/17/23	225,000	225,572
Barclays Commercial Mortgage Securities Trust, Series 2018-CBM, Class D, 144A, 4.900% (1MO LIBOR + 2.391), due 07/15/37 (b)	400,000	400,505
Barclays Commercial Mortgage Securities, LLC, Series 2014-BX0, Class E, 144A, 6.239% (1MO LIBOR + 375), due 08/15/27 (b)	236,000	236,005
BCAPB, LLC Trust, Series 2007-AB1, Class A-5, 4.908%, due 03/25/37 (b)	4,103,945	2,517,096
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class I-M-1, 4.485%, due 01/25/35 (b)	462,623	468,083
Bear Stearns Commercial Mortgage Trust, Series 2007-T26, Class AJ, 5.467%, due 01/12/45 (b)	150,000	139,150
Benchmark Mortgage Trust, Series 2018-B4, Class D, 144A, 2.814%, due 07/15/51 (b)	500,000	424,568
BHMS Mortgage Trust, Series 2018-ATLS, Class C, 144A, 4.409% (1MO LIBOR + 190), due 07/15/35 (b)	251,000	250,329
BHMS Mortgage Trust, Series 2018-ATLS, Class D, 144A, 4.759% (1MO LIBOR + 225), due 07/15/35 (b)	100,000	99,568
BX Trust, Series 2018-MCSF, Class F, 144A, 5.155%, due 04/15/35 (b) (c)	140,000	138,778
BX Trust, Series 2018-GW, Class G, 144A, 5.429% (1MO LIBOR + 292), due 05/15/35 (b) (c)	83,000	83,260

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.2% (Continued)	Par Value	Value
BX Trust, Series 2018-BIOA, Class E, 144A, 4.460% (1MO LIBOR + 195.1), due 03/15/37 (b)	$343,000	$343,003
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, due 07/17/23	185,000	183,547
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class C, 4.878%, due 05/10/58	120,000	125,254
CGGS Commercial Mortgage Trust, Series 2018-WSS, Class D, 144A, 4.809% (1MO LIBOR + 230), due 02/15/20 (b)	142,000	141,647
CIM Trust, Series 2018-INV1, Class A10, 144A, 4.000%, due 08/25/48	500,000	513,970
CIM Trust, Series 2016-1, Class B2, 144A, 6.895%, due 07/26/55 (b)	1,000,000	1,005,551
CIM Trust, Series 2016-2, Class B2, 144A, 6.858%, due 02/01/56 (b)	1,000,000	1,015,043
CIM Trust, Series 2016-3, Class B2, 144A, 6.716%, due 02/27/56 (b)	1,000,000	1,011,852
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class D, 144A, 5.111%, due 11/10/46 (b)	100,000	99,910
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class D, 144A, 2.804%, due 04/15/49	240,000	199,251
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class D, 144A, 3.975%, due 07/10/49 (b)	500,000	455,453
CLNS Trust, Series 2017-IKPR, Class D, 144A, 4.567% (1MO LIBOR + 205), due 06/11/32 (b)	84,000	84,105
CLNS Trust, Series 2017-IKPR, Class E, 144A, 6.017% (1MO LIBOR + 350), due 06/11/32 (b)	84,000	84,316
CLNS Trust, Series 2017-IKPR, Class F, 144A, 7.017% (1MO LIBOR + 450), due 06/11/32 (b) (c)	84,000	84,313
Commercial Mortgage Trust, Series 2016-GCT, Class F, 144A, 3.461%, due 08/10/29 (b) (c)	150,000	144,321
Countrywide Alternative Loan Trust, Series 2006-HY11, Class A1, 2.606% (1MO LIBOR + 12), due 06/25/36 (b)	511,811	465,169
Countrywide Alternative Loan Trust, Series 2007-16CB, Class 5-A-4, 6.250%, due 08/25/37 (b)	702,311	556,024

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.2% (Continued)	Par Value	Value
Countrywide Alternative Loan Trust, Series 2007-OA4, Class A1, 2.656% (1MO LIBOR + 17), due 05/25/47 (b)	$502,434	$468,895
Countrywide Asset Backed Securities, Inc., Series 2006-6, Class 1-A-1, 2.656% (1MO LIBOR + 175), due 09/25/36 (b)	1,448,875	1,396,937
Countrywide Home Loan Mortgage Trust, Series 2007-HY5, Class 3-A-1, 3.759%, due 09/25/37 (b)	1,755,016	1,628,528
Credit Suisse Commercial Mortgage Trust, Series 2017-CHOP, Class E, 144A, 5.809% (1MO LIBOR + 330), due 07/15/32 (b)	169,000	169,422
Credit Suisse Commercial Mortgage Trust, Series 2017-LSTK, Class E, 144A, 3.331%, due 04/05/33 (b) (c)	170,000	166,942
Credit Suisse Commercial Mortgage Trust, Series 2018-TOP, Class F, 5.259%, due 08/15/35 (b)	200,000	199,813
Credit Suisse Commercial Mortgage Trust, Series 2016-PR1, Class A-1, 144A, 5.500%, due 07/25/56 (b)	622,558	632,468
DB Master Finance, LLC, Series 2019-1A, Class A2I, 144A, 0.000%, due 05/20/49 (b)	170,000	170,459
DB Master Finance, LLC, Series 2019-1A, Class A2II, 144A, 0.000%, due 05/20/49 (b)	90,000	90,405
DBGS Mortgage Trust, Series 2018-5BP, Class F, 144A, 4.959% (1MO LIBOR + 245), due 06/15/33 (b) (c)	140,000	136,515
DBUBS Mortgage Trust, Series 2017-BRBK, Class E, 144A, 3.530%, due 10/10/34 (b)	220,000	207,272
DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 144A, 5.698%, due 11/10/46 (b)	987,000	1,016,728
DBUBS Mortgage Trust, Series 2011-LC1A, Class F, 144A, 5.698%, due 11/10/46 (b)	230,000	232,752
Deephaven Residential Mortgage Trust, Series 2018-3A, Class M1, 144A, 4.357%, due 08/25/58 (b)	500,000	513,346
Discover Card Execution Note Trust, Series 2019-A1, Class A1, 3.040%, due 07/15/24 (b)	235,000	238,066
Domino's Pizza Master Issuer, LLC, Series 2017-1A, Class A2I, 144A, 3.740% (3MO LIBOR + 125), due 07/25/47 (b)	231,475	231,205

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.2% (Continued)	Par Value	Value
Dryden Senior Loan Fund, Series 2018-60A, Class C, 144A, 4.215% (3MO LIBOR + 205), due 07/15/31 (b)	$1,000,000	$974,993
Dryden Senior Loan Fund, Series 2015-40A, Class CR, 144A, 4.716%, due 08/15/31 (b)	500,000	491,831
First Franklin Mortgage Trust, Series 2004-FF10, Class M-1, 3.760% (1MO LIBOR + 127.50), due 07/25/34 (b)	439,397	439,672
Flagstar Mortgage Trust, Series 2016-6RR, Class B1, 144A, 5.064%, due 10/25/48 (b)	496,306	524,501
Focus Brands Funding, LLC, Series 2017-1A, Class A2II, 144A, 5.093%, due 04/30/47 (b)	176,850	183,190
FREMF Mortgage Trust, Series 2014-K503, Class D, 144A, 0.000%, due 10/25/47 (b) (c)	1,064,300	1,035,813
GMAC Commercial Mortgage Securities, Series 2004-C3, Class D, 5.044%, due 12/10/41 (b)	96,000	95,578
GMAC Commercial Mortgage Securities, Series 2004-C3, Class E, 144A, 5.142%, due 12/10/41 (b)	160,000	160,140
GoldenTree Loan Management, L.P., Series 2017-2A, Class D, 144A, 5.411% (3MO LIBOR + 265), due 11/28/30 (b)	500,000	475,540
Goldman Sachs Mortgage Securities Trust, Series 2018-TWR, Class A, 144A, 3.409%, due 07/15/31 (b)	215,000	214,809
Goldman Sachs Mortgage Securities Trust, Series 2018-LUAU, Class E, 144A, 5.059% (1MO LIBOR + 255), due 11/15/32 (b)	150,000	147,806
Goldman Sachs Mortgage Securities Trust, Series 2018-RIVR, Class F, 144A, 4.609% (1MO LIBOR + 210), due 07/15/35 (b)	1,000,000	983,021
Goldman Sachs Mortgage Securities Trust, Series 2018-RIVR, Class G, 144A, 5.109% (1MO LIBOR + 260), due 07/15/35 (b)	500,000	490,541
GPT 2018-GPP Mortgage Trust, Series 2018-GPP, Class E, 144A, 4.979% (1MO LIBOR + 247), due 06/15/35 (b)	698,349	687,874
GS Mortgage Securities Trust, Series 2016-GS4, Class D, 144A, 3.233%, due 11/10/49	120,000	103,864
GSAA Home Equity Trust, Series 2005-6, Class M-1, 2.915% (1MO LIBOR + 43), due 06/25/35 (b)	1,300,000	1,265,601

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.2% (Continued)	Par Value	Value
GSAA Home Equity Trust, Series 2006-4, Class 4A3, 4.181%, due 03/25/36 (b)	$687,234	$556,081
GSAA Home Equity Trust, Series 2007-7, Class A4, 2.756%, due 07/25/37 (b)	602,443	572,204
Home Partners of America Trust, Series 2018-1, Class D, 144A, 3.958% (1MO LIBOR + 145), due 07/17/37 (b)	135,000	134,621
Home Partners of America Trust, Series 2018-1, Class E, 144A, 4.358% (1MO LIBOR + 185), due 07/17/37 (b)	1,000,000	993,671
IMT Trust, Series 2017-APTS, Class EFL, 144A, 4.659% (1MO LIBOR + 215), due 06/15/34 (b)	56,000	55,751
IMT Trust, Series 2017-APTS, Class FFL, 144A, 5.359% (1MO LIBOR + 285), due 06/15/34 (b) (c)	56,000	55,769
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class C, 4.170%, due 05/15/48 (b)	400,000	401,155
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class C, 144A, 4.109% (1MO LIBOR + 160), due 06/15/32 (b)	213,089	213,483
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class D, 144A, 4.609% (1MO LIBOR + 210), due 06/15/32 (b)	84,638	84,901
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class E, 144A, 5.509% (1MO LIBOR + 300), due 06/15/32 (b) (c)	26,885	26,986
JPMorgan Chase Commercial Mortgage Trust, Series 2018-PHH, Class C, 144A, 3.869%, due 06/15/23 (b)	45,000	44,887
JPMorgan Chase Commercial Mortgage Trust, Series 2018-WPT, Class FFX, 144A, 5.542%, due 07/05/23 (b)	1,500,000	1,517,064
JPMorgan Chase Commercial Mortgage Trust, Series 2018-WPT, Class EFX, 144A, 5.542%, due 07/05/23 (b)	141,000	147,807
JPMorgan Chase Commercial Mortgage Trust, Series 2018-BCON, Class E, 3.756%, due 01/05/31 (b) (c)	300,000	294,724

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.2% (Continued)	Par Value	Value
JPMorgan Chase Commercial Mortgage Trust, Series 2015-MAR7, Class D, 144A, 5.227%, due 06/05/32 (b)	$113,000	$113,941
JPMorgan Chase Commercial Mortgage Trust, Series 2017-MAUI, Class C, 144A, 3.761% (1MO LIBOR + 125), due 07/15/34 (b)	43,000	42,946
JPMorgan Chase Commercial Mortgage Trust, Series 2017-MAUI, Class D, 144A, 4.461% (1MO LIBOR + 195), due 07/15/34 (b)	40,000	40,025
JPMorgan Chase Commercial Mortgage Trust, Series 2017-MAUI, Class E, 144A, 5.461% (1MO LIBOR + 295), due 07/15/34 (b)	36,000	36,045
JPMorgan Chase Commercial Mortgage Trust, Series 2017-MAUI, Class F, 144A, 6.261% (1MO LIBOR + 375), due 07/15/34 (b) (c)	50,000	50,081
JPMorgan Chase Commercial Mortgage Trust, Series 2004-CIBC10, Class D, 5.097%, due 01/12/37	189,000	190,704
JPMorgan Chase Commercial Mortgage Trust, Series 2011-C5, Class D, 5.374%, due 08/15/46 (b) (c)	268,000	268,560
JPMorgan Chase Commercial Mortgage Trust, Series 2006-LDP9, Class A-MS, 5.337%, due 05/15/47	176,000	163,229
JPMorgan Chase Commercial Mortgage Trust, Series 2014-C26, Class F, 144A, 4.000%, due 01/15/48	660,000	428,423
JPMorgan Chase Commercial Mortgage Trust, Series 2018-6, Class B2, 144A, 4.008%, due 12/25/48 (b)	393,454	392,755
JPMorgan Chase Commercial Mortgage Trust, Series 2007-LDPX, Class A-M, 5.464%, due 01/15/49 (b)	8,585	8,595
JPMorgan Chase Commercial Mortgage Trust, Series 2018-8, Class B1, 144A, 4.235%, due 01/25/49 (b)	494,753	512,482
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 144A, 4.701%, due 03/10/49	274,000	255,204
Madison Avenue Trust, Series 2013-650M, Class E, 4.034%, due 10/12/32 (b) (c)	268,000	263,519
Mill City Mortgage Trust, Series 2018-3, Class A1, 144A, 3.500%, due 08/25/58 (b)	344,518	344,834

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.2% (Continued)	Par Value	Value
Monarch Beach Resort Trust, Series 2018-MBR, Class F, 5.059%, due 07/15/35 (b)	$307,000	$306,418
Morgan Stanley BofA Mortgage Loan Trust, Series 2014-C17, Class C, 4.457%, due 08/15/47 (b)	1,117,000	1,117,915
Morgan Stanley BofA Mortgage Loan Trust, Series 2015-C20, Class D, 144A, 3.071%, due 02/15/48 (b) (c)	42,000	38,008
Morgan Stanley BofA Mortgage Loan Trust, Series 2015-C22, Class C, 4.237%, due 04/15/48 (b)	1,000,000	1,008,306
Morgan Stanley Capital I Trust, Series 2018-SUN, Class D, 144A, 4.159% (1MO LIBOR + 165), due 07/15/35 (b)	40,000	39,649
Morgan Stanley Capital I Trust, Series 2018-SUN, Class F, 144A, 5.059% (1MO LIBOR + 255), due 07/15/35 (b)	60,000	59,588
Morgan Stanley Capital I Trust, Series 2018-SUN, Class G, 144A, 5.559% (1MO LIBOR + 305), due 07/15/35 (b) (c)	40,000	39,725
Morgan Stanley Capital I Trust, Series 2006-NC1, Class M-1, 2.865% (1MO LIBOR + 380), due 12/25/35 (b)	1,000,000	964,764
MSCG Trust, Series 2018-SELF, Class F, 144A, 5.559% (1MO LIBOR + 305), due 10/15/28 (b) (c)	199,000	198,288
MVW Owner Trust, Series 2018-1A, Class A, 144A, 3.450%, due 01/21/36 (b)	110,835	112,346
Natixis Commercial Mortgage Securities, Series 2018-FL1, Class C, 144A, 4.655% (1MO LIBOR + 220), due 06/15/35 (b)	141,000	138,088
Nextgear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 144A, 3.690%, due 10/16/23 (b)	160,000	162,857
OHA Loan Funding Ltd., Series 2013-1A, Class CR2, 4.842%, due 07/23/31 (b)	500,000	484,857
PFP Ltd., Series 2017-4, Class D, 144A, 6.089% (1MO LIBOR + 360), due 07/14/35 (b)	1,000,000	994,884
PR Mortgage Loan Trust, Series 2014-1, Class APT, 144A, 5.910%, due 10/25/49 (b) (c)	1,919,257	1,831,660
Rait Trust, Series 2017-FL7, Class B, 144A, 4.109% (1MO LIBOR + 160), due 06/15/37 (b)	169,000	169,030
Residential Accredited Loans, Inc., Series 2006-QS15, Class A-3, 6.500%, due 10/25/36	1,034,932	972,386

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.2% (Continued)	Par Value	Value
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B, 144A, 4.484% (1MO LIBOR + 200), due 07/15/34 (b)	$123,281	$122,289
Slide, Series 2018-FUN, Class F, 144A, 5.509% (1MO LIBOR + 300), due 06/15/31 (b)	1,233,221	1,236,689
SoFi Consumer Loan Program Trust, Series 2016-3, Class B, 144A, 4.490%, due 12/26/25	500,000	514,106
SoFi Consumer Loan Program Trust, Series 2018-1, Class C, 144A, 3.970%, due 02/25/27 (b)	250,000	251,105
SoFi Consumer Loan Program Trust, Series 2018-2, Class C, 144A, 4.250%, due 04/26/27	215,000	218,000
SoFi Consumer Loan Program Trust, Series 2016-5, Class B, 4.550%, due 09/25/28 (b)	250,000	256,266
Starwood Commercial Mortgage Trust, Series 2018-URB, Class D, 144A, 4.559% (1MO LIBOR + 200), due 05/15/35 (b)	100,000	99,266
Starwood Commercial Mortgage Trust, Series 2018-URB, Class E, 5.659% (1MO LIBOR + 305), due 05/15/35 (b)	266,000	266,152
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 2.645% (1MO LIBOR + 16), due 10/25/36 (b)	1,012,658	888,818
Taco Bell Fund, LLC, Series 2016-1A, Class A23, 144A, 4.970%, due 05/25/46	425,423	444,486
Textainer Marine Containers, Series 2018-1A, Class A, 4.110%, due 08/20/43	119,000	120,440
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 144A, 5.692% (3MO LIBOR + 318), due 11/11/34 (b)	117,912	118,428
Towd Point Mortgage Trust, Series 17-3, Class A1, 144A, 2.750%, due 07/01/57 (b)	195,689	191,530
Towd Point Mortgage Trust, Series 2019-1, Class A, 144A, 3.750%, due 03/25/58 (b)	186,153	188,702
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.000%, due 06/25/58 (b)	245,256	240,978
UBS Commercial Mortgage Trust, Series 2018-C8, Class C, 4.704%, due 02/15/51 (b)	95,000	98,039
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 144A, 6.051%, due 01/10/45 (b)	142,000	147,947

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.2% (Continued)	Par Value	Value
Velocity Commercial Capital Loan Trust, Series 2016-1, Class A-FX, 144A, 3.534%, due 04/25/46	$97,506	$97,260
Verizon Owner Trust, Series 2017-1A, Class A, 144A, 2.060%, due 09/20/21	225,000	224,287
Verus Securitization Trust, Series 2018-1, Class B1, 144A, 3.801%, due 01/25/58 (b)	500,000	499,637
Verus Securitization Trust, Series 2018-2, Class B1, 144A, 4.426%, due 06/01/58 (b)	900,000	924,193
Verus Securitization Trust, Series 2018-3, Class M1, 144A, 4.595%, due 10/25/58 (b)	300,000	309,276
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class F, 5.191%, due 05/15/43 (b)	86,343	86,061
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class B, 144A, 4.559% (1MO LIBOR + 205), due 06/15/29 (b)	148,000	148,001
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class C, 144A, 5.009% (1MO LIBOR + 205), due 06/15/29 (b)	125,000	125,040
WAMU Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1, 3.217%, due 03/25/37 (b)	665,628	568,831
Wells Fargo Commercial Mortgage Trust, Series 2015-LC5, Class D, 144A, 4.761%, due 10/15/45 (b) (c)	385,000	387,876
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C, 5.030%, due 06/15/49	141,000	148,174
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class D, 144A, 3.000%, due 03/15/52 (b)	210,000	172,610
Wells Fargo Mortgage Backed Series Trust, Series 2006-8, Class A18, 6.000%, due 07/25/36 (b)	341,118	329,810
Total Non-Agency Mortgage-Backed Obligations (Cost $56,269,052)		$56,354,834

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 3.2%	Par Value	Value
Bank, Series 2019-BN17, Class XA, 0.000%, due 04/15/52 (b)	$3,432,000	$288,690
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class X-A, 1.511%, due 02/01/27 (b)	1,959,104	174,607
Benchmark Mortgage Trust, Series 2018-B4, XA, 0.543%, due 07/15/51 (b)	6,925,576	255,257
Benchmark Mortgage Trust, Series 2018-B4, Class X-D, 144A, 1.750%, due 07/15/51 (b)	7,000,000	924,894
Benchmark Mortgage Trust, Series 2019-B10, Class XB, 0.000%, due 03/15/62 (b)	2,820,000	223,141
Benchmark Mortgage Trust, Series 2019-B10, Class XA, 0.000%, due 03/15/62 (b)	3,550,000	333,464
CD Commercial Mortgage Trust, Series 2016-CD1, Class X-A, 1.423%, due 08/10/26 (b)	1,962,682	152,877
CD Commercial Mortgage Trust, Series 2017-CD4, Class X-A, 1.318%, due 05/01/50 (b)	1,745,974	133,364
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class X-A, 1.659%, due 06/15/50 (b)	1,414,832	133,694
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class X-A, 1.728%, due 05/10/58 (b)	768,812	71,199
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class X-A, 1.993%, due 08/10/26 (b)	939,607	98,164
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class X-A, 1.905%, due 05/10/49 (b)	816,699	86,017
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class XA, 0.925%, due 09/15/50 (b)	1,013,157	62,344
Commercial Mortgage Trust, Series 2012-LC4, Class X-A, 144A, 2.107%, due 12/10/44 (b)	13,317,559	636,366
Commercial Mortgage Trust, Series 2013-CCRE12, Class X-A, 1.169%, due 10/01/46 (b)	3,425,821	149,726
Commercial Mortgage Trust, Series 2015-LC21, Class X-A, 0.772%, due 07/10/48 (b)	1,827,810	59,533
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class X-A, 1.793%, due 01/15/49 (b)	976,114	85,307
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class X-A, 0.727%, due 11/15/50 (b)	5,587,372	272,310

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 3.2% (Continued)	Par Value	Value
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class X-A, 144A, 0.623%, due 08/15/51 (b)	$12,279,892	$565,488
FREMF Mortgage Trust, Series 2014-K503, Class X2A, 144A, 0.100%, due 10/25/47 (b) (c)	4,026,015	777
FREMF Mortgage Trust, Series 2014-K503, Class X2B, 144A, 0.100%, due 10/25/47 (b) (c)	2,554,200	1,279
Goldman Sachs Mortgage Securities Trust, Series 2013-GC10, Class X-A, 1.516%, due 01/10/23 (b)	2,077,199	100,481
Goldman Sachs Mortgage Securities Trust, Series 2011-GC3, Class X, 144A, 0.660%, due 03/10/44 (b)	15,598,402	178,004
Goldman Sachs Mortgage Securities Trust, Series 2016-GS2, Class X-A, 1.659%, due 05/10/49 (b)	1,032,588	85,341
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class X-A, 1.049%, due 04/15/47 (b)	27,629,582	539,954
JPMBB Commercial Mortgage Securities Trust, Series 2016-C2, Class X-A, 1.687%, due 06/01/49 (b)	1,239,789	92,868
L Street Securities, Series 2017-PM1, Class XIO, 144A, 0.000%, due 11/25/47 (b)	828,952,615	1,166,917
LSTAR Commercial Mortgage Trust, Series 2016-4, Class X-A, 144A, 1.884%, due 03/01/49 (b)	1,471,885	98,109
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 144A, 1.111%, due 03/10/50 (b)	2,639,271	115,729
Morgan Stanley BofA Mortgage Loan Trust, Series 2013-C13, Class X-A, 1.004%, due 11/15/46 (b)	5,450,403	205,252
Morgan Stanley BofA Mortgage Loan Trust, Series 2014-C19, Class X-A, 1.096%, due 12/01/47 (b)	3,417,501	118,524
Morgan Stanley Capital I Trust, Series 2016-UB12, Class X-A, 0.799%, due 12/15/49 (b)	3,190,027	135,186
Morgan Stanley Capital I Trust, Series 2017-BNK8, Class X-E, 144A, 1.274%, due 11/15/50 (b)	7,050,000	652,650
Morgan Stanley Capital I Trust, Series 2018-BN11, Class X-A, 0.499%, due 03/15/61 (b)	11,755,385	436,580
Societe Generale Commercial Mortgage Securities Trust, Series 2016-C5, Class X-A, 1.997%, due 10/01/48 (b)	1,165,790	115,178

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 3.2% (Continued)	Par Value	Value
UBS Commercial Mortgage Trust, Series 2018-C8, Class X-A, 0.889%, due 02/15/51 (b)	$1,381,201	$84,579
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class X-E, 144A, 1.300%, due 12/15/50 (b)	5,000,000	448,094
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class X-A, 0.839%, due 06/15/51 (b)	5,455,942	341,252
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class X-A, 0.949%, due 08/15/51 (b)	3,533,986	217,497
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $9,461,783)		$9,840,693

ASSET-BACKED SECURITIES - 2.7%	Par Value	Value
American Express Credit Account Master Trust, Series 2017-6, Class A, 2.040%, due 05/15/23	$350,000	$347,481
Arroyo Mortgage Trust, Series 2018-1, Class A1, 144A, 3.763%, due 04/25/48	168,346	170,037
Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3, 1.340%, due 04/15/22	175,000	174,519
Chase Issuance Trust, Series 2016-A2, Class A, 1.370%, due 06/15/21	225,000	224,378
Citibank Credit Card Issuance, Series 2017-A3, Class A3, 1.920%, due 04/07/22	125,000	124,128
Coinstar Funding, LLC, Series 2017-1A, Class A2, 144A, 5.216%, due 04/25/47	270,188	275,866
CommonBond Student Loan Term, Series 2018-BGS, Class C, 144A, 4.120%, due 09/25/45 (b)	100,000	100,800
DB Master Finance, LLC, Series 15-1A A2II, Class A2II, 144A, 3.980%, due 02/20/45	432,000	431,058
DB Master Finance, LLC, Series 2017-1A, Class A2I, 144A, 3.629%, due 11/20/47	197,500	197,097
Discover Card Execution Note Trust, Series 2016-A4, Class A4, 1.390%, due 03/15/22	225,000	223,720
Earnest Student Loan Program, LLC, Series 2016-C, Class B, 144A, 4.460%, due 01/26/37	374,458	385,260

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 2.7% (Continued)	Par Value	Value
Ford Credit Auto Owner Trust, Series 2016-C, Class A3, 1.220%, due 03/15/21	$124,114	$123,299
Helios Issuer, LLC, Series 2017-1A, Class A, 144A, 4.940%, due 09/20/49 (b)	1,081,513	1,130,593
Mosaic Solar Loans, LLC, Series 2018-1A, Class A, 144A, 4.010%, due 06/22/43	415,095	415,575
Mosaic Solar Loans, LLC, Series 2018-2GS, Class B, 144A, 4.740%, due 02/20/44 (b)	450,000	444,806
Mosaic Solar Loans, LLC, Series 2018-2GS, Class A, 4.200%, due 02/22/44	440,258	446,290
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4, 1.790%, due 01/17/22	207,305	206,409
OSCAR US Funding Trust, Series 2018-2A, Class A4, 144A, 3.630%, due 09/10/25 (b)	150,000	147,109
Santander Drive Auto Receivable, Series 2018-1, Class E, 144A, 4.370%, due 05/15/25 (b)	750,000	751,941
SoFi Consumer Loan Program Trust, Series 2018-3, Class C, 144A, 4.670%, due 08/25/27	150,000	155,349
SoFi Consumer Loan Program Trust, Series 2018-4, Class D, 144A, 4.760%, due 11/26/27	500,000	515,890
Springfield Funding Trust, Series 2015-A, Class A, 144A, 3.160%, due 11/15/24	125,480	125,444
Structured Agency Credit Risk Debt Notes, Series 15-DNA1, Class M2, 4.336%, due 10/25/27 (b)	185,177	187,434
Wendy's Funding, LLC, Series 15-1A, Class A2II, 144A, 4.080%, due 06/15/45 (b)	51,145	51,691
Wendy's Funding, LLC, Series 2018-1A, Class A2I, 144A, 3.573%, due 03/15/48	49,375	48,685
Wingstop Funding, LLC, Series 2018-1, Class A2, 144A, 4.970%, due 12/05/48 (b)	1,000,000	1,041,599
Total Asset-Backed Securities (Cost $8,294,757)		$8,446,458

COLLATERALIZED LOAN OBLIGATIONS - 4.0%	Par Value	Value
Annisa CLO Ltd., Series 2016-2A, Class CR, 144A, 4.761% (3MO LIBOR + 200), due 07/20/31 (b)	$1,000,000	$958,384

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED LOAN OBLIGATIONS - 4.0% (Continued)	Par Value	Value
Apidos CLO, Series 2016-24A, Class CR, 144A, 5.811% (3MO LIBOR + 305), due 10/20/30 (b)	$500,000	$485,160
Ares CLO Ltd., Series 2018-49A, Class C, 144A, 4.711%, due 07/22/30 (b)	1,000,000	955,119
Ares CLO Ltd., Series 2018-28RA, Class C, 144A, 4.873% (3MO LIBOR + 215), due 10/17/30 (b)	250,000	245,001
Atrium CDO Corp., Series 2013-9R, Class D-R, 144A, 6.229% (3MO LIBOR + 360), due 05/28/30 (b)	500,000	500,049
Avery Point CLO Ltd., Series 2015-6A, Class AR, 144A, 3.783% (3MO LIBOR + 105), due 08/05/27 (b)	500,000	497,748
Babson CLO Ltd., Series 2012-II, Class SUB, 144A, 0.000%, due 05/15/23	1,000,000	37,228
Babson CLO Ltd., Series 2016-1A, Class CR, 144A, 4.872% (3MO LIBOR + 210), due 07/23/30 (b)	500,000	491,350
BlueMountain CLO Ltd., Series 2016-2A, Class C, 144A, 6.744% (3MO LIBOR + 410), due 08/20/28 (b)	500,000	500,061
BlueMountain CLO Ltd., Series 2012-2A, Class DR, 144A, 5.544% (3MO LIBOR + 290), due 11/20/28 (b)	350,000	342,674
BlueMountain CLO Ltd., Series 2018-1A, Class C, 144A, 4.800% (3MO LIBOR + 205), due 07/30/30 (b)	500,000	482,438
BlueMountain CLO Ltd., Series 2014-2A, Class CR2, 144A, 4.961% (3MO LIBOR + 220), due 10/20/30 (b)	300,000	295,683
Canyon Capital CLO Ltd., Series 2014-1A, Class CR, 144A, 5.501%, due 01/30/31 (b)	250,000	233,080
Carlyle Global Market Strategies CLO, Series 2015-3A, Class CR, 144A, 5.615% (3MO LIBOR + 285), due 07/28/28 (b)	500,000	492,120
CIFC Funding CLO Ltd., Series 2015-5A, Class CR, 144A, 5.440% (3MO LIBOR + 295), due 10/25/27 (b)	345,000	339,353
Dryden Senior Loan Fund, Series 2014-33A, Class DR2, 144A, 0.000% (3MO LIBOR + 385), due 04/15/29 (b)	500,000	501,710
Galaxy CLO Ltd., Series 2018-29A, Class D, 5.084% (3MO LIBOR + 240), due 11/15/26 (b)	250,000	237,446
Galaxy CLO Ltd., Series 2016-22A, Class DR, 144A, 5.879% (3MO LIBOR + 310), due 07/16/28 (b)	250,000	245,341
LCM CLO Ltd. Partnership, Series 20A, Class DR, 144A, 5.561% (3MO LIBOR + 280), due 10/20/27 (b)	250,000	244,619

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED LOAN OBLIGATIONS - 4.0% (Continued)	Par Value	Value
LCM CLO Ltd. Partnership, Series 22A, Class CR, 144A, 5.561% (3MO LIBOR + 280), due 10/20/28 (b)	$350,000	$336,459
Neuberger Berman CLO Ltd., Series 2016-22A, Class CR, 144A, 4.973% (3MO LIBOR + 220), due 10/17/30 (b)	250,000	245,372
Palmer Square Loan Funding CLO Ltd., Series 2018-3A, Class C, 144A, 4.984% (3MO LIBOR + 230), due 08/15/26 (b)	1,000,000	965,252
Palmer Square Loan Funding CLO Ltd., Series 2013-2A, Class BRR, 144A, 4.973% (3MO LIBOR + 220), due 10/17/31 (b)	250,000	245,963
Symphony CLO XIV Ltd., Series 2014-14A, Class D-2, 144A, 6.397% (3MO LIBOR + 360), due 07/14/26 (b)	500,000	500,027
TCI-Cent CLO, Series 2016-1A, Class C, 144A, 6.765% (3MO LIBOR + 400), due 12/21/29 (b)	500,000	500,145
Voya CLO Ltd., Series 2016-2A, Class C, 144A, 7.011% (3MO LIBOR + 425), due 07/19/28 (b)	500,000	500,079
Westcott Park CLO, Series 2016-1A, Class D, 144A, 7.111% (3MO LIBOR + 435), due 07/20/28 (b)	500,000	500,120
Wind River CLO I Ltd., Series 2012-1A, Class D-R, 144A, 6.887% (3MO LIBOR + 410), due 01/15/26 (b)	250,000	249,998
Wind River CLO Ltd., Series 2018-2A, Class C, 144A, 4.311% (3MO LIBOR + 220), due 07/15/30 (b)	250,000	242,167
Total Collateralized Loan Obligations (Cost $13,346,314)		$12,370,146

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.6%	Par Value	Value
Communication Services - 0.4%
AT&T, Inc., 5.250%, due 03/01/37	$170,000	$178,273
AT&T, Inc., 5.150%, due 02/15/50	260,000	265,659
Charter Communications Operating, LLC, 4.908%, due 07/23/25	120,000	126,600
Comcast Corp., 3.700%, due 04/15/24	90,000	92,964
Comcast Corp., 4.700%, due 10/15/48	240,000	259,755
Interpublic Group of Cos., Inc. (The), 4.650%, due 10/01/28	55,000	57,255
Interpublic Group of Cos., Inc. (The), 5.400%, due 10/01/48	65,000	65,669
Verizon Communications, Inc., 4.272%, due 01/15/36	85,000	85,929

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.6% (Continued)	Par Value	Value
Communication Services - 0.4% (Continued)
Verizon Communications, Inc., 4.522%, due 09/15/48	$260,000	$266,492
		1,398,596
Consumer Discretionary - 0.3%
Expedia, Inc., 5.000%, due 02/15/26	225,000	237,642
Expedia, Inc., 3.800%, due 02/15/28	240,000	231,324
Ford Motor Co., 7.450%, due 07/16/31	55,000	58,629
General Motors Financial Co., Inc., 3.785% (3MO LIBOR + 99), due 01/05/23 (b)	90,000	87,607
General Motors Financial Co., Inc., 3.950%, due 04/13/24	40,000	39,575
Hasbro, Inc., 3.500%, due 09/15/27	70,000	67,296
Molson Coors Brewing Co., 1.250%, due 07/15/24	150,000	168,700
		890,773
Consumer Staples - 0.5%
Anheuser-Busch InBev Worldwide, Inc., 144A, 4.900%, due 02/01/46	60,000	60,082
Anheuser-Busch InBev Worldwide, Inc., 4.600%, due 04/15/48	265,000	253,924
Bank of America Corp., 2.250%, due 04/21/20	255,000	253,621
BAT Capital Corp., 144A, 3.564% (3MO LIBOR + 100), due 08/15/22 (b)	20,000	19,880
BAT Capital Corp., 144A, 4.540%, due 08/15/47	270,000	236,374
Constellation Brands, Inc., 4.250%, due 05/01/23	225,000	235,065
Dollar Tree, Inc., 4.000%, due 05/15/25	180,000	181,922
Kraft Heinz Food Co., 3.000%, due 06/01/26	275,000	257,454
Smithfield Foods, Inc., 144A, 4.250%, due 02/01/27	135,000	128,381
		1,626,703
Energy - 1.1%
Andeavor, 4.750%, due 12/15/23	275,000	287,925
Andeavor, 5.125%, due 12/15/26	150,000	159,174
Concho Resources, Inc., 4.300%, due 08/15/28	265,000	272,950
Continental Resources, Inc., 4.375%, due 01/15/28	520,000	534,950
Enbridge, Inc., 4.250%, due 12/01/26	230,000	238,460
Energy Transfer Operating, L.P., 6.000%, due 06/15/48	240,000	258,644
Energy Transfer Partners, L.P., 4.750%, due 01/15/26	60,000	62,481
Energy Transfer Partners, L.P., 4.200%, due 04/15/27	15,000	14,945

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.6% (Continued)	Par Value	Value
Energy - 1.1% (Continued)
EQT Midstream Partners, L.P., 4.750%, due 07/15/23	$55,000	$56,076
Kinder Morgan Energy Partners, 6.950%, due 01/15/38	50,000	60,882
Kinder Morgan, Inc., 5.200%, due 03/01/48	250,000	263,102
Marathon Petroleum Corp., 144A, 5.125%, due 12/15/26	60,000	64,472
MPLX, L.P., 5.500%, due 02/15/49	125,000	133,211
Murphy Oil Corp., 5.750%, due 08/15/25	25,000	25,743
NGPL Pipeco, LLC, 144A, 4.875%, due 08/15/27	50,000	50,875
Reliance Holdings USA, 5.400%, due 02/14/22	250,000	261,982
Sabine Pass Liquefaction, LLC, 5.000%, due 03/15/27	60,000	63,600
Williams Cos., Inc. (The), 3.700%, due 01/15/23	195,000	197,646
Williams Cos., Inc. (The), 4.550%, due 06/24/24	235,000	246,975
Williams Partners, L.P., 3.750%, due 06/15/27	275,000	272,804
		3,526,897
Financials - 2.0%
Air Lease Corp., 3.250%, due 03/01/25	80,000	76,970
Alexandria Real Estate Equities, Inc., 4.000%, due 01/15/24	25,000	25,856
American International Group, Inc., 4.750%, due 04/01/48	260,000	257,717
AXA Equitable Holdings, Inc., 3.900%, due 04/20/23	180,000	184,073
BAC Capital Trust XIII, 4.000%, due 12/31/49	163,000	126,434
Bank of America Corp., 3.004%, due 12/20/23	371,000	369,011
Bank of America Corp., 3.458%, due 03/15/25	110,000	110,988
Boston Properties, L.P., 4.500%, due 12/01/28	60,000	63,657
Capital One Financial Corp., 3.471% (3MO LIBOR + 72), due 01/30/23 (b)	65,000	63,861
Citibank N.A., 2.125%, due 10/20/20	310,000	307,432
Citigroup, Inc., 3.590% (BBSW + 155), due 05/04/21 (b)	245,000	175,934
Citigroup, Inc., 3.783% (3MO LIBOR + 110), due 05/17/24 (b)	115,000	115,276
Citigroup, Inc., 4.750%, due 05/18/46	220,000	227,492
Crown Castle International Corp., 3.650%, due 09/01/27	110,000	108,166
Crown Castle International Corp., 4.300%, due 02/15/29	150,000	153,708
Discover Financial Services, 4.100%, due 02/09/27	125,000	124,713
First Maryland Capital II, 3.586% (3MO LIBOR + 85), due 02/01/27 (b)	250,000	226,032

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.6% (Continued)	Par Value	Value
Financials - 2.0% (Continued)
Goldman Sachs Group, Inc. (The), 3.401% (3MO LIBOR + 75), due 02/23/23 (b)	$270,000	$267,637
Goldman Sachs Group, Inc. (The), 1.375%, due 05/15/24	150,000	171,838
JPMorgan Chase & Co., 4.400%, due 07/22/20	140,000	143,148
JPMorgan Chase & Co., 3.625%, due 12/01/27	60,000	59,474
Liberty Mutual Group, Inc., 144A, 6.500%, due 05/01/42	50,000	61,746
Morgan Stanley, 3.737%, due 04/24/24	120,000	122,138
MPT Operating Partnership, L.P., 5.250%, due 08/01/26	55,000	56,512
MPT Operating Partnership, L.P., 5.000%, due 10/15/27	50,000	50,563
PNC Financial Services Group, Inc., 3.500%, due 01/23/24	95,000	97,354
Santander Holdings USA, Inc., 3.400%, due 01/18/23	120,000	119,680
Synchrony Financial, 3.950%, due 12/01/27	160,000	150,351
U.S. Bancorp, 3.150%, due 04/27/27	170,000	169,951
U.S. Bancorp, Series I, 5.125% (3MO LIBOR + 348.60), due 12/31/49 (b)	225,000	228,938
U.S. Bank National Association, 3.000%, due 02/04/21	280,000	281,744
USB Capital IX, 3.807% (3MO LIBOR + 150), due 12/31/49 (b)	405,000	316,406
Wachovia Capital Trust II, 5.570%, due 03/29/49 (b)	430,000	423,550
Wells Fargo & Co., 3.394%, due 07/27/21 (b)	200,000	143,533
Wells Fargo & Co., 3.250%, due 04/27/22	200,000	145,205
Wells Fargo & Co., 4.750%, due 12/07/46	250,000	262,251
Willis North America, Inc., 4.500%, due 09/15/28	115,000	119,064
		6,108,403
Health Care - 0.8%
Becton, Dickinson and Co., 4.669%, due 06/06/47	250,000	259,536
Celgene Corp., 4.550%, due 02/20/48	270,000	273,019
Cigna Corp., 144A, 3.677% (3MO LIBOR + 89), due 07/15/23 (b)	180,000	178,868
Cigna Corp., 144A, 4.900%, due 12/15/48	250,000	257,763
CVS Health Corp., 4.100%, due 03/25/25	185,000	189,589
CVS Health Corp., 5.050%, due 03/25/48	515,000	518,887
HCA, Inc., 5.000%, due 03/15/24	170,000	180,200
Thermo Fisher Scientific, 0.750%, due 09/12/24	100,000	113,171
UnitedHealth Group, Inc., 2.700%, due 07/15/20	187,000	187,379

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.6% (Continued)	Par Value	Value
Health Care - 0.8% (Continued)
Zimmer Biomet Holdings, Inc., 2.700%, due 04/01/20	$180,000	$179,326
		2,337,738
Industrials - 0.3%
CSX Corp., 3.800%, due 11/01/46	70,000	65,773
FedEx Corp., 4.950%, due 10/17/48	245,000	251,144
Fortiv Corp., 0.875%, due 02/15/22	150,000	157,407
General Electric Co., 5.875%, due 01/14/38	60,000	63,802
John Deer Capital Corp., 3.450%, due 01/10/24	60,000	61,771
Lockheed Martin Corp., 4.700%, due 05/15/46	105,000	117,648
Penske Truck Leasing Co., L.P., 144A, 4.200%, due 04/01/27	120,000	119,405
Reynolds American, Inc., 4.000%, due 06/12/22	70,000	71,287
Roper Technologies, Inc., 4.200%, due 09/15/28	65,000	67,184
		975,421
Information Technology - 0.7%
Apple, Inc., 3.250%, due 02/23/26	225,000	228,790
Arrow Electronics, Inc., 3.875%, due 01/12/28	125,000	120,488
Banff Merger Sub, Inc., 144A, 9.750%, due 09/01/26	245,000	239,488
Dell International, LLC, 144A, 5.300%, due 10/01/29	325,000	326,949
Dell, Inc., 144A, 8.350%, due 07/15/46	555,000	669,618
Microchip Technology, Inc., 144A, 3.922%, due 06/01/21	5,000	5,043
Microchip Technology, Inc., 144A, 4.333%, due 06/01/23	105,000	106,668
Micron Technology, Inc., 5.327%, due 02/06/29	225,000	230,906
Microsoft Corp., 2.000%, due 08/08/23	295,000	288,596
		2,216,546
Materials - 0.2%
International Paper Co., 4.350%, due 08/15/48	280,000	260,241
Mosaic Co. (The), 4.050%, due 11/15/27	115,000	114,302
Owens Corning, 4.400%, due 01/30/48	70,000	57,613
Standard Industries, Inc., 144A, 5.000%, due 02/15/27	50,000	48,313
WestRock Co., 3.750%, due 03/15/25	65,000	65,086
		545,555
Real Estate - 0.2%
American Tower Corp., 2.250%, due 01/15/22	240,000	233,923
American Tower Corp., 1.950%, due 05/22/26	100,000	115,372

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.6% (Continued)	Par Value	Value
Real Estate - 0.2% (Continued)
American Tower Corp., 3.950%, due 03/15/29	$90,000	$90,334
Welltower, Inc., 3.950%, due 09/01/23	55,000	57,041
		496,670
Utilities - 0.1%
Emera US Finance, L.P., 3.550%, due 06/15/26	227,000	223,991

Total Investment-Grade Corporate Obligations (Cost $20,015,672)		$20,347,293

HIGH YIELD CORPORATE OBLIGATIONS - 11.1%	Par Value	Value
Communication Services - 1.5%
AMC Networks, Inc., 4.750%, due 08/01/25	$50,000	$49,625
Block Communications, Inc., 6.875%, due 02/15/25	50,000	51,813
Cablevision Systems Corp., 5.875%, due 09/15/22	60,000	62,550
CBS Radio, Inc., 144A, 7.250%, due 11/01/24	25,000	24,875
CCO Holdings, LLC, 5.750%, due 01/15/24	225,000	230,906
CCO Holdings, LLC, 144A, 5.750%, due 02/15/26	195,000	203,531
CCO Holdings, LLC, 144A, 5.125%, due 05/01/27	200,000	200,750
CCO Holdings, LLC, 144A, 5.000%, due 02/01/28	210,000	206,850
CenturyLink, Inc., 5.800%, due 03/15/22	25,000	25,500
Clear Channel Worldwide Holdings, Inc., 144A, 9.250%, due 02/15/24	20,000	21,200
Comcel Trust, 6.875%, due 02/06/24	200,000	207,750
CSC Holdings, LLC, 5.250%, due 06/01/24	120,000	121,800
CSC Holdings, LLC, 144A, 5.500%, due 04/15/27	200,000	203,750
CSC Holdings, LLC, 144A, 6.500%, due 02/01/29	120,000	127,800
DISH DBS Corp., 6.750%, due 06/01/21	216,000	221,670
DISH DBS Corp., 5.000%, due 03/15/23	100,000	90,000
DISH Network Corp., CV, 3.375%, due 08/15/26	250,000	211,761
Embarq Corp., 7.995%, due 06/01/36	50,000	48,687
EMI Music Publishing Group, 144A, 7.625%, due 06/15/24	45,000	47,813
Frontier Communications Corp., 6.875%, due 01/15/25	10,000	5,375
Frontier Communications Corp., 11.000%, due 09/15/25	10,000	6,600

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.1% (Continued)	Par Value	Value
Communication Services - 1.5% (Continued)
Frontier Communications Corp., 144A, 8.000%, due 04/01/27	$55,000	$56,787
GCI Liberty, Inc., 144A, 1.750%, due 09/30/46	270,000	296,398
Gray Escrow, Inc., 144A, 7.000%, due 05/15/27	125,000	132,500
GTT Communications, Inc., 144A, 7.875%, due 12/31/24	90,000	78,525
HC2 Holdings, Inc., 144A, 11.500%, due 12/01/21	130,000	113,100
Hughes Satellite Systems Corp., 6.625%, due 08/01/26	25,000	24,500
Level 3 Financing, Inc., 5.375%, due 01/15/24	95,000	96,781
Level 3 Financing, Inc., 5.250%, due 03/15/26	45,000	44,831
Match Group, Inc., 144A, 5.000%, due 12/15/27	80,000	80,400
MGIC Investment Corp., 5.750%, due 08/15/23	135,000	142,594
Netflix, Inc., 3.625%, due 05/15/27	200,000	231,489
Netflix, Inc., 144A, 5.875%, due 11/15/28	50,000	52,750
Nexstar Escrow Corp., 144A, 5.625%, due 08/01/24	75,000	76,125
Salem Media Group, Inc., 144A, 6.750%, due 06/01/24	20,000	18,300
Sinclair Television Group, Inc., 144A, 5.625%, due 08/01/24	86,000	86,430
Sinclair Television Group, Inc., 144A, 5.125%, due 02/15/27	50,000	47,875
Sirius XM Radio, Inc., 144A, 4.625%, due 05/15/23	200,000	202,250
Sirius XM Radio, Inc., 144A, 6.000%, due 07/15/24	75,000	77,719
Sirius XM Radio, Inc., 144A, 5.375%, due 07/15/26	225,000	229,860
Sirius XM Radio, Inc., 144A, 5.000%, due 08/01/27	150,000	150,000
Sprint Capital Corp., 6.875%, due 11/15/28	65,000	62,481
Sprint Corp., 7.125%, due 06/15/24	60,000	60,900
Sprint Corp., 7.625%, due 03/01/26	25,000	25,313
T-Mobile USA, Inc., 5.375%, due 04/15/27	25,000	25,813
		4,784,327
Consumer Discretionary - 1.7%
Amazon.com, Inc., 3.150%, due 08/22/27	180,000	181,071
AMC Entertainment Holdings, Inc., 5.875%, due 11/15/26	50,000	45,000
Aramark Services, Inc., 5.125%, due 01/15/24	200,000	205,500
Aramark Services, Inc., 144A, 5.000%, due 04/01/25	270,000	276,075
Aramark Services, Inc., 144A, 5.000%, due 02/01/28	40,000	39,600
Asbury Automotive Group, 6.000%, due 12/15/24	75,000	76,875

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.1% (Continued)	Par Value	Value
Consumer Discretionary - 1.7% (Continued)
Ashton Woods USA, 144A, 6.750%, due 08/01/25	$25,000	$22,750
Beacon Escrow Corp., 144A, 4.875%, due 11/01/25	100,000	94,000
BMC East, LLC, 144A, 5.500%, due 10/01/24	25,000	24,438
Builders FirstSource, Inc., 144A, 5.625%, due 09/01/24	65,000	63,862
Caesars Report Collection, LLC, 144A, 5.250%, due 10/15/25	130,000	124,962
Caleres, Inc., 6.250%, due 08/15/23	25,000	26,000
CCM Merger, Inc., 144A, 6.000%, due 03/15/22	50,000	51,313
Cedar Fair, L.P., 5.375%, due 06/01/24	50,000	51,000
Cengage Learning, Inc., 144A, 9.500%, due 06/15/24 (c)	55,000	45,444
Century Communities, Inc., 5.875%, due 07/15/25	50,000	47,250
Cequel Communications Holdings I, LLC, 144A, 7.500%, due 04/01/28	200,000	213,500
Cimpress N.V., 144A, 7.000%, due 06/15/26	150,000	143,813
CSC Holdings, LLC, 144A, 5.375%, due 02/01/28	200,000	200,000
Dana Holding Corp., 5.500%, due 12/15/24	50,000	49,875
Ecolab, Inc., 1.000%, due 01/15/24	150,000	173,800
Eldorado Resorts, Inc., 6.000%, due 04/01/25	60,000	60,750
Golden Nugget, Inc., 144A, 6.750%, due 10/15/24	125,000	125,469
Graham Holdings Co., 144A, 5.750%, due 06/01/26	140,000	147,000
Hertz Corp., 7.375%, due 01/15/21	50,000	50,062
Hilton Domestic Operating Co., Inc., 4.250%, due 09/01/24	125,000	124,531
KFC Holding Co., 144A, 4.750%, due 06/01/27	125,000	122,813
L Brands, Inc., 6.750%, due 07/01/36	25,000	21,062
Lennar Corp., 5.375%, due 10/01/22	25,000	26,056
Lennar Corp., 5.250%, due 06/01/26	25,000	25,687
Live Nation Entertainment, Inc., 144A, 5.375%, due 06/15/22	25,000	25,312
LTF Merger Sub, Inc., 144A, 8.500%, due 06/15/23	95,000	97,494
M/I Homes, Inc., 5.625%, due 08/01/25	50,000	48,000
McGraw-Hill Global Education Holdings, LLC, 7.875%, due 05/15/24	245,000	194,775
Men's Wearhouse, Inc. (The), 7.000%, due 07/01/22	50,000	49,375
Meritage Homes Corp., 6.000%, due 06/01/25	75,000	78,562
MGM Resorts International, 6.000%, due 03/15/23	50,000	53,000

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.1% (Continued)	Par Value	Value
Consumer Discretionary - 1.7% (Continued)
MGM Resorts International, 5.750%, due 06/15/25	$75,000	$77,625
Penn National Gaming, Inc., 144A, 5.625%, due 01/15/27	25,000	24,250
PetSmart, Inc., 144A, 7.125%, due 03/15/23	50,000	37,250
PetSmart, Inc., 144A, 7.125%, due 03/15/23 (c)	30,000	22,350
PetSmart, Inc., 144A, 5.875%, due 06/01/25	40,000	33,500
PGT Escrow Issuer, Inc., 144A, 6.750%, due 08/01/26	50,000	51,500
Radiate Holdco, LLC, 144A, 6.625%, due 02/15/25	300,000	289,500
Scientific Games International, Inc., 144A, 5.000%, due 10/15/25	75,000	73,500
Six Flags Entertainment Corp., 144A, 5.500%, due 04/15/27	50,000	49,313
Station Casinos, LLC, 144A, 5.000%, due 10/01/25	50,000	49,000
Tempur Sealy International, Inc., 5.500%, due 06/15/26	109,000	109,000
Viacom, Inc., 6.250%, due 02/28/57	325,000	323,375
WMG Acquisition Corp., 144A, 5.500%, due 04/15/26	220,000	225,775
Wolverine World Wide, Inc., 144A, 5.000%, due 09/01/26	25,000	24,125
Yum! Brands, Inc., 144A, 5.000%, due 06/01/24	110,000	112,200
Yum! Brands, Inc., 144A, 5.250%, due 06/01/26	275,000	277,750
		5,186,089
Consumer Staples - 0.5%
Albertsons Cos., LLC, 6.625%, due 06/15/24	75,000	75,750
Albertsons Cos., LLC, 5.750%, due 03/15/25	10,000	9,475
Albertsons Cos., LLC, 144A, 7.500%, due 03/15/26	65,000	66,706
Altria Group, Inc., 5.950%, due 02/14/49	60,000	64,086
B&G Foods, Inc., 5.250%, due 04/01/25	70,000	67,375
Central Garden & Pet Co., 5.125%, due 02/01/28	25,000	23,188
Cott Holdings, Inc., 144A, 5.500%, due 04/01/25	85,000	85,850
JBS USA LUX S.A., 144A, 5.875%, due 07/15/24	25,000	25,687
JBS USA LUX/JBS USA Finance, Inc., 144A, 6.750%, due 02/15/28	144,000	149,220
Pilgrim's Pride Corp., 144A, 5.750%, due 03/15/25	170,000	172,125
Post Holdings, Inc., 144A, 5.500%, due 03/01/25	90,000	90,900
Post Holdings, Inc., 144A, 5.000%, due 08/15/26	345,000	335,513
Post Holdings, Inc., 144A, 5.750%, due 03/01/27	235,000	235,881
Post Holdings, Inc., 144A, 5.625%, due 01/15/28	190,000	188,338

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.1% (Continued)	Par Value	Value
Consumer Staples - 0.5% (Continued)
Simmons Foods, Inc., 144A, 5.750%, due 11/01/24	$25,000	$22,000
Spectrum Brands, Inc., 5.750%, due 07/15/25	25,000	25,188
		1,637,282
Energy - 2.3%
Antero Midstream Partners, L.P., 144A, 5.750%, due 03/01/27	125,000	126,875
Antero Resources Corp., 5.000%, due 03/01/25	55,000	54,175
Calfrac Holdings, L.P., 144A, 8.500%, due 06/15/26	50,000	38,500
Cheniere Corpus Christi Holdings, LLC, 5.125%, due 06/30/27	60,000	62,925
Cheniere Energy Partners, L.P., 144A, 5.250%, due 10/01/25	45,000	46,012
Cheniere Energy Partners, L.P., 144A, 5.625%, due 10/01/26	85,000	87,125
Chesapeake Energy Corp., 6.875%, due 11/15/20	115,000	118,738
Chesapeake Energy Corp., 6.125%, due 02/15/21	115,000	119,025
Chesapeake Energy Corp., 7.000%, due 10/01/24	325,000	324,188
Chesapeake Energy Corp., 8.000%, due 01/15/25	50,000	50,875
Chesapeake Energy Corp., 5.500%, due 09/15/26	370,000	342,873
Chesapeake Energy Corp., 8.000%, due 06/15/27	325,000	320,125
Covey Park Energy, LLC, 144A, 7.500%, due 05/15/25	25,000	23,188
Crestwood Midstream Partners, L.P., CV, 6.250%, due 04/01/23	25,000	25,625
DCP Midstream Operating, L.P., 3.875%, due 03/15/23	20,000	19,900
DCP Midstream Operating, L.P., 5.375%, due 07/15/25	400,000	417,000
Delek Logistics Partners, L.P., CV, 6.750%, due 05/15/25	75,000	73,875
Diamondback Energy, Inc., 144A, 4.750%, due 11/01/24	145,000	148,081
Diamondback Energy, Inc., 5.375%, due 05/31/25	530,000	551,200
Eclipse Resources Corp., 8.875%, due 07/15/23	25,000	23,812
Endeavor Energy Resources, L.P., 144A, 5.750%, due 01/30/28	75,000	78,562
Enlink Midstream Partners, L.P., 4.150%, due 06/01/25	50,000	48,206
Enviva Partners, L.P., 8.500%, due 11/02/21	25,000	26,000
FTS International, Inc., 6.250%, due 05/01/22	90,000	87,300
Gulfport Energy Corp., 6.375%, due 05/15/25	75,000	67,875

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.1% (Continued)	Par Value	Value
Energy - 2.3% (Continued)
Gulfport Energy Corp., 6.375%, due 01/15/26	$75,000	$66,750
Hess Infrastructure Partners, L.P., 144A, 5.625%, due 02/15/26	25,000	25,437
Hilcorp Energy I, L.P., 144A, 6.250%, due 11/01/28	65,000	65,162
Hill-Rom Holdings, Inc., 144A, 5.750%, due 09/01/23	50,000	51,562
Jagged Peak Energy, LLC, 5.875%, due 05/01/26	15,000	14,850
Jonah Energy, LLC, 144A, 7.250%, due 10/15/25	20,000	10,550
Lonestar Resources America, Inc., 144A, 11.250%, due 01/01/23	50,000	49,000
Magnolia Oil and Gas Operating, 144A, 6.000%, due 08/01/26	75,000	75,750
Murphy Oil Corp., 6.875%, due 08/15/24	285,000	301,699
Murphy Oil USA, Inc., 5.625%, due 05/01/27	25,000	25,997
Murray Energy Corp., 144A, 11.250%, due 04/15/21	50,000	26,500
Oasis Petroleum, Inc., 6.875%, due 03/15/22	35,000	35,262
Oasis Petroleum, Inc., CV, 2.625%, due 09/15/23	190,000	178,223
Occidental Petroleum Corp., 3.500%, due 06/15/25	186,000	191,492
Parsley Energy, LLC, 144A, 5.375%, due 01/15/25	350,000	350,000
Parsley Energy, LLC, 144A, 5.625%, due 10/15/27	390,000	388,050
PBF Holding Co., LLC, 7.250%, due 06/15/25	365,000	374,581
PBF Logistics, L.P., 6.875%, due 05/15/23	25,000	25,375
Peabody Securities Finance Corp., 144A, 6.000%, due 03/31/22	130,000	131,137
QEP Resources, Inc., 5.625%, due 03/01/26	30,000	27,225
SM Energy Co., CV, 1.500%, due 07/01/21	150,000	141,005
SM Energy Co., 6.625%, due 01/15/27	375,000	356,250
Sunoco, L.P., 144A, 6.000%, due 04/15/27	35,000	35,087
Sunoco, L.P. / Sunoco Finance Corp., 144A, 5.500%, due 02/15/26	25,000	24,750
Tallgrass Energy Partners, L.P., 144A, 5.500%, due 01/15/28	25,000	25,094
Targa Resources Partners, L.P., 144A, 5.875%, due 04/15/26	190,000	201,400
Targa Resources Partners, L.P., 144A, 6.500%, due 07/15/27	5,000	5,394

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.1% (Continued)	Par Value	Value
Energy - 2.3% (Continued)
Targa Resources Partners, L.P., 144A, 6.875%, due 01/15/29	$20,000	$21,775
USA Compression Partners, L.P., 6.875%, due 04/01/26	30,000	30,675
USA Compression Partners, L.P., 144A, 6.875%, due 09/01/27	60,000	61,200
WPX Energy, Inc., 5.750%, due 06/01/26	380,000	385,700
		6,984,992
Financials - 1.0%
Alexandria Real Estate Equities, Inc., 4.850%, due 04/15/49	25,000	26,135
Alliant Holdings Intermediate, LLC, 144A, 8.250%, due 08/01/23	60,000	61,500
Ally Financial, Inc., 4.125%, due 03/30/20	125,000	125,781
Ally Financial, Inc., 5.750%, due 11/20/25	75,000	79,875
American Express Co., 3.400%, due 02/22/24	85,000	86,260
Athene Global Funding, 144A, 3.000%, due 07/01/22	120,000	119,605
Bank of America Corp., 3.974%, due 02/07/30	280,000	285,262
CFX Escrow Corp., 144A, 6.000%, due 02/15/24	20,000	20,800
CFX Escrow Corp., 144A, 6.375%, due 02/15/26	60,000	63,675
Citigroup, Inc., 0.190% (3MO EURIBOR + 50), due 03/21/23 (b)	170,000	190,080
Eagle Holding Co. II, LLC, 144A, 7.625%, due 05/15/22	25,000	25,250
ESH Hospitality, Inc., 144A, 5.250%, due 05/01/25	295,000	292,787
Goldman Sachs Group, Inc. (The), 3.625%, due 02/20/24	55,000	55,630
Hub International Ltd., 144A, 7.000%, due 05/01/26	50,000	49,375
Icahn Enterprises, L.P., 6.375%, due 12/15/25	80,000	81,900
Lions Gate Capital Holdings, LLC, 144A, 6.375%, due 02/01/24	345,000	361,387
Lions Gate Capital Holdings, LLC, 144A, 5.875%, due 11/01/24	103,000	105,832
MGM Growth Properties Operating Partnership, L.P., 5.625%, due 05/01/24	50,000	52,062
MGM Growth Properties Operating Partnership, L.P., 144A, 5.750%, due 02/01/27	95,000	97,969

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.1% (Continued)	Par Value	Value
Financials - 1.0% (Continued)
Nationstar Mortgage Holdings, Inc., 144A, 8.125%, due 07/15/23	$45,000	$46,350
NFP Corp., 144A, 6.875%, due 07/15/25	80,000	76,400
Park Aerospace Holdings Ltd., 144A, 5.250%, due 08/15/22	15,000	15,375
Quicken Loans, Inc., 144A, 5.250%, due 01/15/28	50,000	46,832
Realogy Group, LLC, 144A, 5.250%, due 12/01/21	50,000	50,375
Springleaf Finance Corp., 7.125%, due 03/15/26	50,000	50,688
SunTrust Banks, Inc., 5.050%, due 12/31/49	225,000	220,219
Synovus Financial Corp., 5.750% (3MO LIBOR + 418.20), due 12/15/25 (b)	300,000	303,924
Tempo Acquisition, LLC, 144A, 6.750%, due 06/01/25	80,000	80,600
U.S. Bancorp, 0.850%, due 06/07/24	100,000	114,059
		3,185,987
Health Care - 0.9%
AbbVie, Inc., 4.700%, due 05/14/45	65,000	62,442
AbbVie, Inc., 4.875%, due 11/14/48	260,000	254,574
Anthem, Inc., 2.750%, due 10/15/42	65,000	258,749
Bausch Health Cos., Inc., 144A, 9.250%, due 04/01/26	20,000	21,800
Bausch Health Cos., Inc., 144A, 8.500%, due 01/31/27	60,000	63,600
Centene Corp., 4.750%, due 01/15/25	90,000	91,800
Centene Corp., 144A, 5.375%, due 06/01/26	85,000	88,506
Danaher Corp., 0.000%, due 01/22/21	80,000	402,501
Davita, Inc., 5.125%, due 07/15/24	35,000	34,519
HCA, Inc., 6.250%, due 02/15/21	250,000	262,500
HCA, Inc., 7.500%, due 02/15/22	450,000	496,125
HCA, Inc., 5.375%, due 02/01/25	100,000	106,000
HCA, Inc., 5.375%, due 09/01/26	115,000	120,750
HCA, Inc., 5.875%, due 02/01/29	5,000	5,375
Jaguar Holding Co. II, 6.375%, due 08/01/23	25,000	25,469
Molina Healthcare, Inc., 5.375%, due 11/15/22	25,000	25,812
MPH Acquisition Holdings, LLC, 144A, 7.125%, due 06/01/24	90,000	89,775
Par Pharmaceutical, Inc., 144A, 7.500%, due 04/01/27	30,000	30,413
Polaris Intermediate Corp., 144A, 8.500%, due 12/01/22	25,000	24,750
Vizient, Inc., 144A, 10.375%, due 03/01/24	50,000	54,125

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.1% (Continued)	Par Value	Value
Health Care - 0.9% (Continued)
WellCare Health Plans, Inc., 144A, 5.375%, due 08/15/26	$90,000	$94,050
West Street Merger Sub, Inc., 144A, 6.375%, due 09/01/25	40,000	38,900
		2,652,535
Industrials - 0.8%
Advanced Disposal Services, Inc., 144A, 5.625%, due 11/15/24	50,000	51,000
AECOM, 5.875%, due 10/15/24	275,000	290,125
AECOM, 5.125%, due 03/15/27	520,000	501,800
Allison Transmission, Inc., 144A, 5.875%, due 06/01/29	15,000	15,150
Avantor, Inc., 144A, 9.000%, due 10/01/25	40,000	43,300
Crown Americas Capital Corp. IV, 4.500%, due 01/15/23	270,000	272,363
Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	175,000	195,125
Delta Airlines, Inc., 3.625%, due 03/15/22	115,000	115,635
Flex Acquisition Co., Inc., 144A, 6.875%, due 01/15/25	35,000	33,469
FXI Holdings, Inc., 7.875%, due 11/01/24	40,000	37,150
H&E Equipment Services, Inc., 5.625%, due 09/01/25	50,000	49,750
Indigo Natural Resources, LLC, 144A, 6.875%, due 02/15/26	105,000	92,794
Itron, Inc., 144A, 5.000%, due 01/15/26	50,000	49,187
Navistar International Corp., 144A, 6.625%, due 11/01/25	50,000	50,813
Novelis Corp., 144A, 5.875%, due 09/30/26	50,000	49,813
Resideo Funding, Inc., 144A, 6.125%, due 11/01/26	50,000	51,567
Stevens Holding Co., Inc., 144A, 6.125%, due 10/01/26	25,000	25,750
Tenet Healthcare Corp., 6.750%, due 06/15/23	100,000	103,250
TransDigm, Inc., 6.500%, due 05/15/25	25,000	25,312
TransDigm, Inc., 144A, 6.250%, due 03/15/26	15,000	15,562
TransDigm, Inc., 6.375%, due 06/15/26	15,000	14,812
United Rentals North America, Inc., 4.625%, due 10/15/25	75,000	73,969
United Rentals North America, Inc., 6.500%, due 12/15/26	35,000	36,794
United Rentals North America, Inc., 5.500%, due 05/15/27	275,000	278,438
Zekelman Industries, Inc., 144A, 9.875%, due 06/15/23	25,000	26,438
		2,499,366
Information Technology - 0.9%
Apple, Inc., 3.450%, due 05/06/24	340,000	351,085
Ascend Learning, LLC, 144A, 6.875%, due 08/01/25	25,000	24,875

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.1% (Continued)	Par Value	Value
Information Technology - 0.9% (Continued)
CDK Global, Inc., 5.875%, due 06/15/26	$175,000	$183,313
CDW, LLC, 5.000%, due 09/01/25	35,000	35,875
Change Healthcare Holdings, LLC, 144A, 5.750%, due 03/01/25	50,000	49,500
CommScope Finance, LLC, 144A, 5.500%, due 03/01/24	475,000	484,500
CommScope Finance, LLC, 144A, 6.000%, due 03/01/26	20,000	20,500
CommScope Technologies, LLC, 144A, 6.000%, due 06/15/25	25,000	24,313
Dell International, LLC, 144A, 7.125%, due 06/15/24	25,000	26,469
First Data Corp., 144A, 5.750%, due 01/15/24	60,000	61,725
Greeneden U.S. Holdings II, LLC, 144A, 10.000%, due 11/30/24	60,000	65,400
IBM Corp., 2.750%, due 12/21/20	200,000	267,306
Informatica, LLC, 144A, 7.125%, due 07/15/23	80,000	81,500
Jabil, Inc., 3.950%, due 01/12/28	66,000	60,882
KLA-Tencor Corp., 4.100%, due 03/15/29	250,000	254,543
MSCI, Inc., 144A, 5.750%, due 08/15/25	25,000	26,250
Plantronics, Inc., 5.500%, due 05/31/23	50,000	50,250
Quintiles Transnational Corp., 144A, 4.875%, due 05/15/23	120,000	122,100
Rackspace Hosting, Inc., 144A, 8.625%, due 11/15/24	90,000	81,000
Refinitiv U.S. Holdings, Inc., 144A, 6.250%, due 05/15/26	80,000	81,100
Refinitiv U.S. Holdings, Inc., 144A, 8.250%, due 11/15/26	235,000	230,888
RP Crown Parent, LLC, 144A, 7.375%, due 10/15/24	25,000	25,625
Solera, LLC/Solera Finance, Inc., 144A, 10.500%, due 03/01/24	15,000	16,219
SS&C Technologies, Inc., 144A, 5.500%, due 09/30/27	15,000	15,150
Star Merger Sub, Inc., 144A, 6.875%, due 08/15/26	50,000	51,000
Verscend Holding Corp., 144A, 9.750%, due 08/15/26	92,000	91,770
Viasat, Inc., 144A, 5.625%, due 04/15/27	5,000	5,087
		2,788,225
Materials - 1.1%
Aruba Investments, Inc., 144A, 8.750%, due 02/15/23	25,000	25,063
Ashland, Inc., 4.750%, due 08/15/22	135,000	138,881
Ball Corp., 4.375%, due 12/15/20	125,000	127,031

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.1% (Continued)	Par Value	Value
Materials - 1.1% (Continued)
Ball Corp., 4.000%, due 11/15/23	$360,000	$362,700
Ball Corp., 5.250%, due 07/01/25	230,000	240,638
Ball Corp., 4.875%, due 03/15/26	285,000	293,906
BWAY Holding Co., 144A, 7.250%, due 04/15/25	25,000	24,031
Chemours Co. (The), 5.375%, due 05/15/27	40,000	39,700
Cleveland-Cliffs, Inc., 5.750%, due 03/01/25	50,000	47,875
Cornerstone Chemical Co., 144A, 6.750%, due 08/15/24	50,000	47,000
Crown Americas, LLC, 4.750%, due 02/01/26	127,000	127,317
Freeport-McMoRan, Inc., 4.550%, due 11/14/24	25,000	24,531
Freeport-McMoRan, Inc., 5.400%, due 11/14/34	400,000	364,000
Freeport-McMoRan, Inc., 5.450%, due 03/15/43	400,000	350,000
Hexion, Inc., 6.625%, due 04/15/20	35,000	29,312
Koppers, Inc., 144A, 6.000%, due 02/15/25	50,000	48,812
Multi-Color Corp., 144A, 4.875%, due 11/01/25	75,000	76,781
Olin Corp., 5.125%, due 09/15/27	50,000	50,500
Owens-Brockway Glass Container, Inc., 144A, 5.875%, due 08/15/23	50,000	52,313
Rayonier A.M. Product, Inc., 144A, 5.500%, due 06/01/24	60,000	56,550
Reynolds Group Issuer, Inc., 144A, 5.125%, due 07/15/23	25,000	25,344
Schweitzer Mauduit International, 144A, 6.875%, due 10/01/26	50,000	50,000
Sealed Air Corp., 144A, 6.500%, due 12/01/20	200,000	208,000
Sealed Air Corp., 144A, 5.125%, due 12/01/24	355,000	367,425
Sealed Air Corp., 144A, 5.500%, due 09/15/25	44,000	46,310
Summit Materials, LLC, 144A, 5.125%, due 06/01/25	50,000	48,000
SunCoke Energy Partners, L.P., 144A, 7.500%, due 06/15/25	20,000	20,275
Tronox, Inc., 144A, 6.500%, due 04/15/26	50,000	47,375
		3,339,670
Real Estate - 0.1%
SBA Communications Corp., 4.875%, due 09/01/24	230,000	231,725

Utilities - 0.3%
Brooklyn Union Gas Co. (The), 144A, 4.487%, due 03/04/49	55,000	59,142
NRG Energy, Inc., 6.625%, due 01/15/27	275,000	296,313

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.1% (Continued)	Par Value	Value
Utilities - 0.3% (Continued)
NRG Energy, Inc., 5.750%, due 01/15/28	$65,000	$68,900
NRG Energy, Inc., 144A, 2.750%, due 06/01/48	200,000	227,236
Vistra Operations Co., LLC, 144A, 5.500%, due 09/01/26	120,000	124,800
Vistra Operations Co., LLC, 144A, 5.625%, due 02/15/27	144,000	149,760
		926,151

Total High Yield Corporate Obligations (Cost $33,499,939)		$34,216,349

FOREIGN BONDS - 24.0%	Par Value	Value
Argentina - 1.0%
Argentine Republic Government International Bond, 6.875%, due 01/26/27	$700,000	$563,500
Argentine Republic Government International Bond, 5.875%, due 01/11/28	200,000	153,000
Banco Macro S.A., 6.750%, due 11/04/26	550,000	470,874
Pampa Energie S.A., 7.500%, due 01/24/27	600,000	528,000
Provincia de Buenos Aires, 7.875%, due 06/15/27	700,000	512,750
YPF S.A., 8.500%, due 07/28/25	500,000	485,000
YPF S.A., 6.950%, due 07/21/27	250,000	221,250
		2,934,374
Australia - 0.4%
Asian Development Bank, 5.000%, due 03/09/22	110,000	85,170
Inter-American Development Bank, 6.500%, due 08/20/19	290,000	209,640
International Bank for Reconstruction & Development, 2.500%, due 03/12/20	280,000	200,151
International Bank for Reconstruction & Development, 2.800%, due 01/13/21	125,000	90,274
International Finance Corp., 2.800%, due 08/15/22	310,000	225,954
Queensland Treasury Corp., 6.250%, due 02/21/20	175,000	129,218
Queensland Treasury Corp., Series 21, 5.500%, due 06/21/21	515,000	395,922
		1,336,329
Austria - 0.3%
Austria (Republic of), 0.500%, due 02/20/29	230,000	264,597

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 24.0% (Continued)	Par Value	Value
Austria - 0.3% (Continued)
ESAL GmbH, 6.250%, due 02/05/23	$400,000	$406,000
JBS Investments GmbH, 7.250%, due 04/03/24	200,000	206,250
		876,847
Bermuda - 0.4%
Digicel Group Ltd., 144A, 9.125%, due 04/01/24	600,000	159,000
Geopark Ltd., 6.500%, due 09/21/24	600,000	601,500
IHS Markit Ltd., 4.750%, due 08/01/28	135,000	141,075
Inkia Energy Ltd., 5.875%, due 11/09/27	400,000	391,000
Viking Cruises Ltd., 144A, 5.875%, due 09/15/27	110,000	106,975
		1,399,550
Brazil - 1.4%
Banco BTG Pactual S.A., 144A, 7.750%, due 02/15/29	600,000	595,985
Banco de Brasil S.A., 6.250%, due 12/31/49	700,000	627,375
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/21	3,035	827,815
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/23	4,560	1,259,111
Federative Republic of Brazil, 4.500%, due 05/30/29	335,000	329,590
Itau Unibanco Holding S.A., 6.500%, due 12/31/49	600,000	591,948
		4,231,824
Canada - 2.7%
Air Canada Pass Through Trust, 144A, Series 2017-1, 3.300%, due 01/15/31	288,062	278,466
ATS Automation Tooling Systems, Inc., 144A, 6.500%, due 06/15/23	50,000	51,750
Bank of Montreal, 3.803%, due 12/15/32	45,000	43,468
Bank of Nova Scotia (The), 3.400%, due 02/11/24	60,000	60,819
Bausch Health Cos., Inc., 144A, 5.500%, due 03/01/23	25,000	25,125
Bausch Health Cos., Inc., 144A, 7.000%, due 03/15/24	15,000	15,825
Bausch Health Cos., Inc., 144A, 5.500%, due 11/01/25	25,000	25,500
Bausch Health Cos., Inc., 144A, 5.750%, due 08/15/27	40,000	40,950
BC ULC/New Red Finance, Inc., 144A, 4.625%, due 01/15/22	300,000	301,125
BC ULC/New Red Finance, Inc., 144A, 4.250%, due 05/15/24	325,000	321,750
BC ULC/New Red Finance, Inc., 144A, 5.000%, due 10/15/25	547,000	540,163
Bombardier, Inc., 144A, 8.750%, due 12/01/21	25,000	27,625

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 24.0% (Continued)	Par Value	Value
Canada - 2.7% (Continued)
Bombardier, Inc., 6.000%, due 10/15/22	$40,000	$40,350
Canacol Energy Ltd., 7.250%, due 05/03/25	400,000	398,500
Canacol Energy Ltd., 144A, 7.250%, due 05/03/25	200,000	199,250
Canada Housing Trust No. 1, 2.350%, due 06/15/23	305,000	232,985
Canadian Government, 1.250%, due 11/01/19	1,060,000	791,657
Canadian Government, 1.500%, due 03/01/20	765,000	571,686
Canadian Government, 0.750%, due 09/01/20	920,000	680,510
Canadian Government, 2.250%, due 03/01/24	706,000	546,166
Canadian Natural Resources Ltd., 2.950%, due 01/15/23	120,000	118,873
Cascades, Inc., 5.500%, due 07/15/22	75,000	75,188
Cenovus Energy, Inc., 5.250%, due 06/15/37	250,000	245,938
Emera, Inc., 6.750%, due 06/15/76	482,000	513,330
Enbridge, Inc., 6.000%, due 01/15/77	240,000	235,200
Export Development of Canada, 144A, 2.300%, due 02/10/20	230,000	229,703
GW Honos Security Corp., 144A, 8.750%, due 05/15/25	70,000	66,675
Masonite International Corp., 144A, 5.625%, due 03/15/23	90,000	92,025
Nutrien Ltd., 4.200%, due 04/01/29	55,000	56,613
Open Text Corp., 144A, 5.875%, due 06/01/26	50,000	52,250
Panther Finance Cos., Inc., 144A, 6.250%, due 05/15/26	65,000	66,381
Province of British Columbia, 144A, 6.600%, due 01/09/20	9,200,000	131,861
Province of Ontario, 3.500%, due 06/02/24	440,000	352,329
Royal Bank of Canada, 2.150%, due 10/26/20	125,000	124,418
Stoneway Capital Corp., 10.000%, due 03/01/27	462,753	455,233
Teck Resources Ltd., 5.200%, due 03/01/42	25,000	24,031
Telesat Canada, LLC, 144A, 8.875%, due 11/15/24	85,000	92,119
Tervita Escrow Corp., 144A, 7.625%, due 12/01/21	100,000	99,250
Vermilion Energy, Inc., 144A, 5.625%, due 03/15/25	50,000	49,062
		8,274,149
Cayman Islands - 1.1%
Avolon Holdings Funding Ltd., 144A, 5.125%, due 10/01/23	25,000	25,469
Avolon Holdings Funding Ltd., 144A, 5.250%, due 05/15/24	95,000	97,850
CNS Islands XII Corp., 7.000%, due 12/31/49	200,000	172,250
Cosan Overseas Ltd., 8.250%, due 11/29/49	200,000	204,250
Energuate Trust, 5.875%, due 05/03/27	200,000	196,000

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 24.0% (Continued)	Par Value	Value
Cayman Islands - 1.1% (Continued)
Gran Tierra Energy International Holdings Ltd., 6.250%, due 02/15/25	$400,000	$382,000
Guanay Finance Ltd., 6.000%, due 12/15/20	384,540	389,828
Industrial Senior Trust, 5.500%, due 11/01/22	100,000	101,231
Intelsat Connect Finance S.A., 144A, 9.500%, due 02/15/23	25,000	22,125
Latam Finance Ltd., 6.875%, due 04/11/24	200,000	204,750
Latam Finance Ltd., 144A, 7.000%, due 03/01/26	200,000	203,000
Seagate HDD Cayman, 4.875%, due 06/01/27	325,000	309,818
SPARC EM SPC Panama Metroline 2 SP, 144A, 0.000%, due 12/05/22	170,833	156,952
SPARC EM SPC Panama Metroline 2 SP, 0.000%, due 12/05/22	597,914	549,334
Tecnoglass, Inc., 8.200%, due 01/31/22	200,000	210,500
Transocean Guardian Ltd., 144A, 5.875%, due 01/15/24	14,175	14,405
Transocean Poseidon Ltd., 144A, 6.875%, due 02/01/27	75,000	78,188
Transocean, Inc., 144A, 7.250%, due 11/01/25	30,000	29,700
		3,347,650
Chile - 1.0%
AES Gener S.A., 5.000%, due 07/14/25	200,000	203,000
AES Gener S.A., 144A, 7.125%, due 03/26/79	400,000	408,693
Colbun S.A., 3.950%, due 10/11/27	200,000	195,786
Embotelladora Andina S.A., 5.000%, due 10/01/23	310,000	324,163
Empresa Electrica Angamos S.A., 4.875%, due 05/25/29	182,600	184,165
Empresa Electrica Guacolda S.A., 4.560%, due 04/30/25	400,000	379,372
Engie Energia Chile S.A., 4.500%, due 01/29/25	200,000	206,220
Entel Chila S.A., 4.750%, due 08/01/26	600,000	603,000
GNL Quintero S.A., 4.634%, due 07/31/29	200,000	204,610
Inversiones CMPC S.A., 4.750%, due 09/15/24	200,000	205,768
Sociedad Quimica y Minera de Chile, 4.375%, due 01/28/25	200,000	201,000
		3,115,777
Colombia - 0.8%
Bancolombia S.A., 4.875%, due 10/18/27	200,000	198,647
BBVA Columbia S.A., 4.875%, due 04/21/25	300,000	305,052
Colombia Telecomunicaciones S.A., 8.500%, due 09/30/66	200,000	207,000
Columbian TES, 7.000%, due 05/04/22	1,855,000,000	610,148

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 24.0% (Continued)	Par Value	Value
Colombia - 0.8% (Continued)
Fideicomiso P.A. Pacifico Tres, 8.250%, due 01/15/35	$200,000	$215,780
Republic of Columbia, 7.000%, due 09/11/19	604,700,000	191,818
Republic of Columbia, 11.000%, due 07/24/20	831,100,000	281,695
Republic of Columbia, 4.500%, due 01/28/26	275,000	290,125
Republic of Columbia, 5.200%, due 05/15/49	200,000	214,750
		2,515,015
Costa Rica - 0.1%
Costa Rica Government International Bond, 9.995%, due 08/01/20	200,000	209,250

Curacao - 0.1%
Sura Asset Management S.A., 4.875%, due 04/17/24	200,000	207,250

Dominican Republic - 0.1%
Banco de Reservas de la Republica Dominicana, 7.000%, due 02/01/23	300,000	305,933

Finland - 0.1%
Finland (Republic of), 0.500%, due 09/15/28	195,000	225,430
Finland Government Bond, 144A, 1.500%, due 04/15/23	35,000	42,297
		267,727
Germany - 0.5%
KFW Development Bank, 6.000%, due 08/20/20	340,000	255,297
KFW Development Bank, 0.375%, due 03/15/23	150,000	172,482
KFW Development Bank, 2.125%, due 08/15/23	260,000	321,893
KFW Development Bank, 0.000%, due 09/15/23	80,000	90,608
Kreditanstalt Fuer Weideraufbau, 2.625%, due 02/28/24	320,000	323,085
Kreditanstalt Fuer Wiederaufbrau, 2.750%, due 09/08/20	275,000	276,243
		1,439,608
Greece - 0.3%
Hellenic Republic (Greece), 3.875%, due 03/12/29	908,000	1,028,958

Hungary - 0.3%
Hungary Government International Bond, 6.250%, due 01/29/20	380,000	390,420

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 24.0% (Continued)	Par Value	Value
Hungary - 0.3% (Continued)
Hungary Government International Bond, 6.375%, due 03/29/21	$440,000	$468,600
		859,020
India - 0.5%
Bharti Airtel Ltd., 5.125%, due 03/11/23	200,000	206,500
Bharti Airtel Ltd., 4.375%, due 06/10/25	700,000	688,625
Indian Oil Corp. Ltd., 5.750%, due 08/01/23	300,000	323,721
NTPC Ltd., 7.250%, due 05/03/22	20,000,000	279,625
		1,498,471
Indonesia - 1.5%
European Bank Reconstruction and Development, 7.375%, due 04/15/19	1,500,000,000	105,320
Indonesia Government International Bond, 144A, 2.625%, due 06/14/23	150,000	179,463
Indonesia Government International Bond, 144A, 2.150%, due 07/18/24	150,000	176,472
Indonesia Treasury Bond, 8.250%, due 07/15/21	4,845,000,000	350,017
Indonesia Treasury Bond, 7.000%, due 05/15/22	3,200,000,000	224,505
Indonesia Treasury Bond, 5.625%, due 05/15/23	1,400,000,000	93,120
Indonesia Treasury Bond, 8.375%, due 03/15/24	4,175,000,000	306,772
Indonesia Treasury Bond, 8.375%, due 09/15/26	3,348,000,000	244,878
Indonesia Treasury Bond, 7.000%, due 05/15/27	5,714,000,000	384,677
Indonesia Treasury Bond, 6.125%, due 05/15/28	6,400,000,000	405,206
Indonesia Treasury Bond, 9.000%, due 03/15/29	1,800,000,000	136,608
Indonesia Treasury Bond, 8.750%, due 05/15/31	3,000,000,000	222,562
Indonesia Treasury Bond, 6.625%, due 05/15/33	2,905,000,000	177,869
Indonesia Treasury Bond, 7.500%, due 05/15/38	2,000,000,000	131,078
International Bank for Reconstruction & Development, 7.450%, due 08/20/21	2,760,000,000	194,475
Jasa Marga (Persero), 144A, 7.500%, due 12/11/20	1,500,000,000	101,257
Pelabuhan Indonesia II PT, 144A, 4.250%, due 05/05/25	200,000	202,000
Pertamina Persero PT, 144A, 4.300%, due 05/20/23	200,000	205,750
Perusahaan Listrik Negara PT, 144A, 4.125%, due 05/15/27	250,000	245,000
Perusahaan Penerbit SBSN, 144A, 4.150%, due 03/29/27	400,000	404,350
Republic of Indonesia, 8.250%, due 05/15/29	283,000,000	20,653
		4,512,032

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 24.0% (Continued)	Par Value	Value
Ireland - 0.9%
Bank of Ireland Group plc, 144A, 4.500%, due 11/25/23	$200,000	$203,381
C&W Senior Financing Designated Activity Co., 6.875%, due 09/15/27	800,000	792,000
Ireland Government Bond, 3.900%, due 03/20/23	700,000	915,379
Ireland Government Bond, 3.400%, due 03/18/24	675,000	889,425
		2,800,185
Israel - 0.1%
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, due 12/30/23	100,000	101,758
Delek & Avner Tamar Bond Ltd., 144A, 5.412%, due 12/30/25	100,000	101,965
Israel Electric Corp. Ltd., 144A, 5.000%, due 11/12/24	200,000	210,500
		414,223
Japan - 0.3%
Japan, 0.100%, due 12/20/23	84,700,000	775,186
Mitsubishi UFJ Financial Group, Inc., 3.355% (3MO LIBOR + 74), due 03/02/23 (b)	90,000	89,901
Sony Corp., 0.000%, due 09/30/22	20,000,000	210,397
		1,075,484
Liberia - 0.0% (d)
Royal Caribbean Cruises Ltd., 3.700%, due 03/15/28	65,000	62,562

Luxembourg - 1.3%
Adecoagro S.A., 6.000%, due 09/21/27	150,000	141,000
Allergan Funding SCS, 1.250%, due 06/01/24	100,000	112,555
Allergan Funding SCS, 2.625%, due 11/15/28	100,000	118,394
CSN Resources S.A., 7.625%, due 02/13/23	200,000	199,500
European Financial Stability Facility, 0.500%, due 01/20/23	150,000	173,135
European Financial Stability Facility, 1.875%, due 05/23/23	185,000	225,451
European Financial Stability Facility, 0.125%, due 10/17/23	280,000	318,299
Gilex Holding S.ar.l, 144A, 8.500%, due 05/02/23	150,000	158,250
Gilex Holding S.ar.l., 8.500%, due 05/02/23	150,000	158,250
Intelsat Jackson Holdings S.A., 144A, 8.500%, due 10/15/24	25,000	24,312
JSL Europe S.A., 7.750%, due 07/26/24	200,000	197,000

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 24.0% (Continued)	Par Value	Value
Luxembourg - 1.3% (Continued)
Millicom International Cellular S.A., 144A, 6.625%, due 10/15/26	$200,000	$209,500
Millicom International Cellular S.A., 5.125%, due 01/15/28	400,000	382,500
Minerva Luxembourg S.A., 6.500%, due 09/20/26	600,000	590,706
Minerva Luxembourg S.A., 5.875%, due 01/19/28	200,000	185,250
Nexa Resources S.A., 5.375%, due 05/04/27	200,000	206,178
Swiss Insured Brazil Power Finance, 144A, 9.850%, due 07/16/32	2,500,000	668,799
Telecom Italia Captial S.A., 6.375%, due 11/15/33	25,000	24,000
		4,093,079
Malaysia - 0.5%
Malaysia Government Bond, 4.160%, due 07/15/21	1,045,000	260,060
Malaysia Government Bond, 3.620%, due 11/30/21	400,000	98,431
Malaysia Government Bond, 4.059%, due 09/30/24	2,515,000	627,518
Malaysia Government Bond, 3.882%, due 03/14/25	430,000	106,156
Malaysia Government Bond, 3.899%, due 11/16/27	600,000	147,850
Malaysia Government Bond, 3.733%, due 06/15/28	400,000	97,498
Malaysia Government Bond, 3.844%, due 04/15/33	980,000	234,117
		1,571,630
Marshall Islands - 0.0% (d)
Teekay Offshore Partners, L.P., 144A, 8.500%, due 07/15/23	119,000	116,769

Mauritius - 0.1%
UPL Corp. Ltd., 3.250%, due 10/13/21	200,000	197,590
UPL Corp. Ltd., 4.500%, due 03/08/28	200,000	195,000
		392,590
Mexico - 1.8%
Banco Mercantil del Norte S.A., 6.875%, due 12/31/49	400,000	397,936
Banco Mercantil del Norte S.A., 7.625%, due 10/06/66	400,000	398,933
Banco Santander S.A., 144A, 5.950%, due 10/01/28	200,000	204,750
BBVA Bancomer S.A., 5.125%, due 01/18/33	1,000,000	909,920
Cometa Energia, S.A. de C.V., 6.375%, due 04/24/35	789,600	771,566
Controladora Mabe S.A. de C.V., 5.600%, due 10/23/28	200,000	203,200
Credito Real S.A.B. de C.V., 9.125%, due 11/29/62	200,000	193,250
Creito Real S.A.B. de C.V., 144A, 9.500%, due 02/07/26	200,000	210,500

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 24.0% (Continued)	Par Value	Value
Mexico - 1.8% (Continued)
Grupo Bimbo S.A.B. de C.V., 5.950%, due 12/31/49	$200,000	$201,900
Grupo Idesa S.A. de C.V., 7.875%, due 12/18/20	630,000	433,125
Mexichem S.A.B. de C.V., 5.875%, due 09/17/44	200,000	197,000
Mexico Generadora de Energia S.A. de R.L., 5.500%, due 12/06/32	516,420	514,939
Mexico Government International Bond, 3.750%, due 01/11/28	200,000	193,386
Petroleos Mexicanos, 6.500%, due 06/02/41	200,000	182,930
Unifin Financiera S.A.B. de C.V., 8.875%, due 12/31/22	800,000	698,000
		5,711,335
Netherlands - 1.6%
AES Andres Dominicana Ltd., 144A, 7.950%, due 05/11/26	500,000	526,250
Bank Nederlandse Gemeenten N.V., 0.250%, due 02/22/23	150,000	171,082
Bank Nederlandse Gemeenten N.V., 0.250%, due 06/07/24	200,000	227,856
Bayer Capital Corp. B.V., 144A, 5.625%, due 11/22/19	300,000	240,244
BMW Finance, 1.000%, due 11/14/24	75,000	86,098
CIMPOR Financial Operations B.V., 5.750%, due 07/17/24	200,000	178,000
Greenko Dutch B.V., 144A, 5.250%, due 07/24/24	200,000	192,500
Marfrig Holdings Europe B.V., 144A, 8.000%, due 06/08/23	500,000	515,000
Marfrig Holdings Europe B.V., 144A, 7.000%, due 03/15/24	200,000	198,637
Minejesa Capital B.V., 4.625%, due 08/10/30	200,000	193,792
Minejesa Capital B.V., 5.625%, due 08/10/37	200,000	198,626
NXP Funding, LLC, 144A, 4.625%, due 06/01/23	270,000	280,800
Petrobras Global Finance B.V., 5.750%, due 02/01/29	700,000	693,000
Petrobras Global Finance B.V., 6.900%, due 03/19/49	50,000	49,467
Syngenta Finance N.V., 5.676%, due 04/24/48	600,000	567,798
Teva Pharmaceutical Finance Netherlands II B.V., 4.500%, due 03/01/25	145,000	166,334
VTR Finance B.V., 6.875%, due 01/15/24	400,000	410,000
		4,895,484
New Zealand - 0.3%
International Bank for Reconstruction & Development, 3.500%, due 01/22/21	295,000	206,678
International Bank for Reconstruction & Development, 4.625%, due 10/06/21	380,000	275,954

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 24.0% (Continued)	Par Value	Value
New Zealand - 0.3% (Continued)
International Bank for Reconstruction & Development, 3.375%, due 01/25/22	$370,000	$261,749
Nordic Investment Bank, 4.125%, due 03/19/20	240,000	166,955
		911,336
Norway - 0.5%
Norwegian Government Bond, 144A, 4.500%, due 05/22/19	3,900,000	454,212
Norwegian Government Bond, 144A, 3.750%, due 05/25/21	5,900,000	719,634
Norwegian Government Bond, 144A, 2.000%, due 05/24/23	3,600,000	428,539
		1,602,385
Panama - 0.2%
Aeropuerto Internacional de Tocumen S.A., 5.625%, due 05/18/36	200,000	210,746
Banco General S.A., 4.125%, due 08/07/27	200,000	196,772
Ena Norte Trust, 4.950%, due 04/25/28	161,782	164,748
		572,266
Paraguay - 0.1%
Telfon Celular del Paraguay S.A., 144A, 5.875%, due 04/15/27	200,000	203,250

Peru - 0.1%
Orazul Energy Egenor S. en C. por A., 5.625%, due 04/28/27	200,000	194,412
Petroleos del Peru S.A., 144A, 5.625%, due 06/19/47	200,000	212,836
		407,248
Philippines - 1.0%
BDO Unibank, Inc., 2.950%, due 03/06/23	300,000	295,362
Philippine Government Bond, 3.500%, due 03/20/21	11,130,000	201,969
Philippine Government Bond, 6.500%, due 04/28/21	8,830,000	169,624
Philippine Government Bond, 3.500%, due 04/21/23	13,000,000	227,151
Philippine Government Bond, 8.000%, due 07/19/31	15,000,000	341,659
Philippine Government International Bond, 4.950%, due 01/15/21	15,000,000	282,812

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 24.0% (Continued)	Par Value	Value
Philippines - 1.0% (Continued)
Philippine Government International Bond, 6.250%, due 01/14/36	$15,000,000	$304,476
Republic of the Philippines, 3.375%, due 01/12/20	1,960,000	36,388
Republic of the Philippines, 3.375%, due 08/20/20	1,390,000	25,455
Republic of the Philippines, 3.875%, due 11/22/19	10,500,000	196,219
Republic of the Philippines, 4.250%, due 04/11/20	6,690,000	124,562
Republic of the Philippines, 5.500% (3MO LIBOR + 350), due 03/08/23 (b)	7,240,000	136,323
Republic of the Philippines, 6.250%, due 03/12/24	9,885,000	192,152
Union Bank of Philippines, Series EMTN, 3.369%, due 11/29/22	400,000	399,864
		2,934,016
Portugal - 0.3%
Portugal Government International Bond, 144A, 5.125%, due 10/15/24	425,000	463,250
Portugal Obrigacoes do Tesouro OT, 144A, 3.850%, due 04/15/21	385,000	468,452
		931,702
Puerto Rico - 0.1%
Popular, Inc., 6.125%, due 09/14/23	290,000	300,261

Qatar - 0.1%
Qatar (State of), 144A, 4.000%, due 03/14/29	200,000	206,002
Qatar (State of), 144A, 4.817%, due 03/14/49	200,000	210,273
		416,275
Singapore - 1.3%
BOC Aviation Ltd., 144A, 2.750%, due 09/18/22	200,000	195,408
BPRL International Singapore, 4.375%, due 01/18/27	500,000	502,530
DBS Group Holdings Ltd., 3.600%, due 03/07/67	500,000	492,500
Indika Energy Capital III Ltd., 144A, 5.875%, due 11/09/24	200,000	188,750
LLPL Capital Pte. Ltd., 144A, 6.875%, due 02/04/39	300,000	323,259
ONGC Videsh Vankorneft, 3.750%, due 07/27/26	500,000	489,100
Singapore Government Bond, 3.250%, due 09/01/20	1,190,000	894,133
Singapore Government Bond, 1.750%, due 04/01/22	375,000	274,941
United Overseas Bank Ltd., 3.875%, due 12/31/49	700,000	671,797
		4,032,418

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 24.0% (Continued)	Par Value	Value
Spain - 0.1%
AI Canderlaria Spain SLU, 7.500%, due 12/15/28	$250,000	$260,000

Sweden - 0.2%
Sweden Government International Bond, 144A, 0.125%, due 04/24/23	440,000	501,240

United Kingdom - 0.4%
Genting Overseas Holding Ltd., 4.250%, due 01/24/27	700,000	696,416
Royal Bank of Scotland Group plc, 3.498%, due 05/15/23	200,000	198,188
Vedanta Resources plc, 6.125%, due 08/09/24	400,000	366,500
		1,261,104
Virgin Islands British - 0.1%
Star Energy Geothermal Wayang Windu Ltd., 6.750%, due 04/24/33	393,200	393,200

Total Foreign Bonds (Cost $74,403,961)		$74,219,806

LOAN PARTICIPATIONS - 5.1%	Par Value	Value
Acrisure, LLC, 6.379% (3MO LIBOR + 375), due 06/07/23 (b) (c)	$19,900	$19,610
Acrisure, LLC, 6.879% (3MO LIBOR + 425), due 11/22/23 (b)	349,042	346,337
Aleris International, Inc., 7.249% (3MO LIBOR + 475), due 02/08/23 (b)	184,075	183,661
AlixPartners, LLP, 5.249% (3MO LIBOR + 300), due 03/17/21 (b)	451,427	447,008
Almonde, Inc., 5.886% (3MO LIBOR + 350), due 04/26/24 (b)	309,487	297,751
American Tire Distributors, Inc., 8.663% (3MO LIBOR + 425), due 09/01/21 (b)	314,522	279,767
American Tire Distributors, Inc., 8.663% due 09/01/23 (b)	35,210	34,506
Applied Systems, Inc., 5.499% (3MO LIBOR + 325), due 09/13/24 (b)	61,281	60,285
AssuredPartners, Inc., 5.749% (3MO LIBOR + 325), due 10/22/24 (b)	292,519	282,281

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 5.1% (Continued)	Par Value	Value
AthenaHealth, Inc., 4.700% (3MO LIBOR+ 425), due 02/09/26 (b)	$125,000	$122,735
Auris LuxCo., 6.249% (3MO LIBOR + 375), due 07/24/25 (b)	180,000	179,280
Bausch Health Cos., Inc., 5.231% (3MO LIBOR + 275), due 11/14/25 (b)	128,250	126,467
BCP Renaissance Parent, LLC, 6.244% (3MO LIBOR + 450), due 12/31/20 (b)	129,076	128,407
BJ's Wholesale Club, Inc., 5.432% (3MO LIBOR + 375), due 01/27/24 (b)	109,724	109,327
Blackhawk Network Holdings, Inc., 5.499% (3MO LIBOR + 300), due 06/16/25 (b)	60,360	59,183
Canyon Valor Cos., Inc., 5.351% (3MO LIBOR + 425), due 06/16/23 (b)	221,263	219,258
Capital Automotive, L.P., 8.500% (3MO LIBOR + 600), due 03/21/25 (b) (c)	37,957	37,839
Cengage Learning, Inc., 6.735% (3MO LIBOR + 425), due 06/07/23 (b)	249,673	223,635
CenturyLink, Inc., 5.249% (3MO LIBOR + 275), due 02/29/24 (b)	306,900	299,166
Change Healthcare Holdings, LLC, 5.249% (3MO LIBOR + 275), due 03/01/24 (b)	299,928	295,217
CHG Healthcare Services, Inc., 5.499% (3MO LIBOR + 300), due 06/07/23 (b)	64,440	63,876
Colorado Buyer, Inc., 5.600% (3MO LIBOR + 300), due 03/15/24 (b)	362,256	350,936
CommScope, Inc., 4.700% (3MO LIBOR+ 325), due 02/26/26 (b)	155,000	154,741
CPA Global, 5.994% (3MO LIBOR + 325), due 10/04/24 (b) (c)	393,511	386,624
CSC Holdings, LLC, 4.700% (3MO LIBOR+ 300), due 04/15/27 (b)	155,000	153,741
Cvent, Inc., 6.249% (3MO LIBOR + 375), due 11/29/23 (b)	377,081	367,967
Edelman Financial Center, LLC (The), 5.686% (3MO LIBOR + 325), due 12/31/21 (b)	40,000	39,562
EG America, LLC, 6.601% (3MO LIBOR + 400), due 02/07/25 (b)	305,044	297,418
EG Group Ltd., 6.601% (3MO LIBOR + 400), due 01/31/25 (b)	84,363	82,253

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 5.1% (Continued)	Par Value	Value
Envision Healthcare Corp., 6.095% (3MO LIBOR + 375), due 12/31/21 (b)	$325,000	$303,417
Equian, LLC, 5.743% (3MO LIBOR + 325), due 05/20/24 (b)	212,467	208,394
Equinox Holdings, Inc., 5.499% (3MO LIBOR + 300), due 03/08/24 (b)	265,000	262,814
Filtration Group Corp., 5.499% (3MO LIBOR + 300), due 03/27/25 (b)	278,000	275,742
Financial & Risk US Holdings, Inc., 6.249% (3MO LIBOR + 375), due 09/18/25 (b)	300,000	290,250
Forest City, 6.481% (3MO LIBOR + 400), due 10/24/25 (b)	120,000	120,050
Gentiva Health Services, Inc., 6.250% (3MO LIBOR + 375), due 06/23/25 (b)	297,793	296,864
Greeneden U.S. Holdings II, LLC, 5.749% (3MO LIBOR + 350), due 12/01/23 (b)	298,052	293,283
Grocery Outlet, 6.095% due 12/31/21 (b)	160,000	158,350
Hyland Software Inc, 5.999% (3MO LIBOR + 350), due 07/01/24 (b)	380,000	378,712
Informatica, LLC, 5.749% (3MO LIBOR + 325), due 08/05/22 (b)	387,219	385,848
Intelsat Jackson Holdings S.A., 6.240% (3MO LIBOR + 375), due 11/30/23 (b)	180,000	177,019
Intrawest Resorts Holdings, Inc., 5.499% (3MO LIBOR + 325), due 12/31/20 (b)	298,514	297,021
IRB Holding Corp., 5.739% (3MO LIBOR + 325), due 01/17/25 (b)	60,928	59,290
Kronos, Inc., 5.736% (3MO LIBOR + 350), due 11/01/23 (b)	59,875	58,977
Life Time Fitness, Inc., 5.379% (3MO LIBOR + 300), due 06/10/22 (b)	59,978	59,165
Messer Industries, LLC, 5.101% (3MO LIBOR + 250), due 10/01/25 (b)	125,000	122,423
Milacron, LLC, 4.999% (3MO LIBOR + 250), due 09/28/23 (b)	379,728	370,234
MPH Acquisition Holdings, LLC, 5.351% (3MO LIBOR + 300), due 06/07/23 (b)	60,279	58,094
Panther BF Aggregator 2, L.P., 4.700% (3MO LIBOR + 350), due 03/18/26 (b)	230,000	226,982
Pisces Midco, Inc., 6.175% (3MO LIBOR + 375), due 03/29/25 (b)	244,386	232,167

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 5.1% (Continued)	Par Value	Value
Plantronics, Inc., 4.999% (3MO LIBOR + 250), due 12/31/21 (b)	$206,790	$202,870
Project Alpha Intermediate Holding, Inc., 6.370% (3MO LIBOR + 350), due 04/04/21 (b)	301,447	292,780
Radiology Partners, Inc., 4.700% (3MO LIBOR + 425), due 07/09/25 (b) (c)	150,000	149,937
RentPath, LLC, 7.250% (3MO LIBOR + 475), due 12/17/21 (b) (c)	246,756	185,479
Science Applications International Corp., 4.249% due 11/05/25 (b)	124,688	122,973
Scientific Games International, Inc., 5.249% (3MO LIBOR + 275), due 08/14/24 (b)	60,170	58,354
Securus Technologies Holdings, Inc., 6.999% (3MO LIBOR + 450), due 06/15/24 (b)	317,127	314,748
Securus Technologies Holdings, Inc., 6.999% (3MO LIBOR + 450), due 11/01/24 (b) (c)	72,000	70,650
Select Medical Corp., 4.990% (3MO LIBOR + 350), due 02/13/24 (b)	307,370	305,449
SolarWinds, Inc., 5.249% (3MO LIBOR + 300), due 03/07/24 (b)	212,452	209,495
Solera, LLC, 5.249% (3MO LIBOR + 375), due 03/03/23 (b)	392,581	388,820
Solera, LLC, 5.249% (3MO LIBOR + 275), due 06/18/25 (b)	220,060	209,607
Sophia, L.P., 5.851% (3MO LIBOR + 325), due 09/30/22 (b)	322,846	320,357
Space Exploration Technologies Corp., 6.731% (3MO LIBOR + 425), due 11/16/25 (b)	200,000	199,000
Spade Facilities II, LLC, 6.243% (3MO LIBOR + 375), due 11/14/25 (b)	146,250	145,628
Starfruit Finco B.V., 5.740% due 09/19/25 (b)	385,000	378,744
TKC Holdings, Inc., 6.250% (3MO LIBOR + 425), due 02/01/23 (b)	386,454	378,644
TransDigm, Inc., 4.999% (3MO LIBOR + 250), due 06/09/23 (b)	273,434	266,734
TransDigm, Inc., 4.999% (3MO LIBOR + 250), due 05/14/25 (b)	24,053	23,407
Traverse Midstream Partners, LLC, 6.600% (3MO LIBOR + 400), due 09/11/21 (b)	269,325	268,652

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 5.1% (Continued)	Par Value	Value
Tribune Media Co., 5.552% (3MO LIBOR + 300), due 12/27/20 (b) (c)	$42,521	$42,436
Ultra Resources, Inc., 6.491% (3MO LIBOR + 300), due 04/12/24 (b)	95,000	81,938
US Silica Co., 6.500% (3MO LIBOR + 400), due 12/31/21 (b)	123,552	116,310
VeriFone Systems, Inc., 6.683% (3MO LIBOR + 400), due 08/08/25 (b)	106,540	104,809
Verscend TLB, 6.999% (3MO LIBOR + 450), due 08/08/25 (b)	259,350	256,920
VF Holding Corp., 5.749% (3MO LIBOR + 325), due 06/04/25 (b)	342,495	336,169
Web.com Group, Inc., 6.243% due 09/17/25 (b)	163,562	161,067
Yak Access, LLC, 7.493% (3MO LIBOR + 500), due 06/29/25 (b) (c)	14,310	12,164
Total Loan Participations (Cost $16,219,780)		$15,888,075

COMMON STOCKS - 0.0% (d)	Shares	Value
Industrials - 0.0% (d)
HC2 Holdings, Inc. (e) (Cost $64,076)	10,600	$25,970

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 1.0%	Shares	Value
Becton Dickinson and Co. - Series A, 6.125%	6,600	$409,266
Centerpoint Energy, Inc. - Class B, 0.875%	6,500	343,460
Crown Castle International Corp. - Series A, 6.875%	200	236,600
Dominion Energy, Inc. - Series A, 6.750%	5,100	255,051
First Republic Bank - Series H, 5.125%	5,725	139,690
Fortive Corp. - Series A, 5.000%	315	330,451
NextEra Energy, Inc., 6.123%	7,150	444,021
South Jersey Industries, Inc., 7.250%	2,800	144,088
U.S. Bancorp - Series A, 3.500%	375	298,548
U.S. Bancorp, 5.500%	6,900	175,329
Wells Fargo & Co. - Series Q, 5.850%	7,300	190,165
Total Preferred Stocks (Cost $2,922,675)		$2,966,669

AFFILIATED REGISTERED INVESTMENT COMPANIES - 5.8%	Shares	Value
Voya Emerging Markets Hard Currency Debt Fund - Class P	337,660	$3,204,395
Voya Floating Rate Fund - Class P	1,357,017	13,000,220
Voya High Yield Bond Fund - Class P	212,536	1,672,661
Total Affiliated Registered Investment Companies (Cost $18,016,227)		$17,877,276

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.4%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.27% (f) (Cost $7,411,056)	7,411,056	$7,411,056

Total Investments at Value - 99.3% (Cost $305,757,238)		$306,807,890

Other Assets in Excess of Liabilities - 0.7%		2,116,441

Net Assets - 100.0%		$308,924,331

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Illiquid security. The total value of such securities is $6,219,727 at March 31, 2019, representing 2.0% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Non-income producing security.
(f)	The rate shown is the 7-day effective yield as of March 31, 2019.

BBSW -	Australian Bank Bill Swap Rate.
CDO -	Collateralized Debt Obligation.
CLO -	Collateralized Loan Obligation.
CV -	Convertible Security.
EURIBOR -	Euro Interbank Offered Rate.
LIBOR -	London Interbank Offered Rate.
144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. Management has determined that these securities are liquid. The total value of such securities is $89,301,138 as of March 31, 2019, representing 28.9% of net assets.

LIBOR rates as of March 31, 2019:

1MO LIBOR 2.4945%

3MO LIBOR 2.5998%

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2019 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
TREASURY FUTURES
2-Year U.S. Treasury Note Future	88	06/28/2019	$18,754,313	$68,933
5-Year U.S. Treasury Note Future	209	06/28/2019	24,216,242	236,372
U.S. Treasury Long Bond Future	12	06/19/2019	1,798,125	41,585
Ultra 10-Year U.S. Treasury Note Future	19	06/19/2019	2,524,922	35,027
Total Futures Contracts			$47,293,602	$381,917

The average monthly notional amount of futures contracts during the three months ended March 31, 2019 was $45,478,935.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
March 31, 2019 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
FOREIGN FUTURES
Euro Long-Term Bond Future	6	06/06/2019	$1,119,708	$(10,975)

TREASURY FUTURES
CME Ultra Long-Term U.S. Treasury Bond Future	11	06/19/2019	1,852,125	(75,562)

Total Futures Contracts Sold Short			$2,971,833	$(86,537)

The average monthly notional amount of futures contracts sold short during the three months ended March 31, 2019 was $4,329,580.

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CENTRALLY CLEARED SWAP CONTRACTS
March 31, 2019 (Unaudited)

Notional Amount	Termination Date	Fund Receives	Fund Pays	Upfront Payments	Net Unrealized Apprecation
$7,634,000	3/26/2029	3MO LIBOR	2.46200% Fixed	$-	$40,934
7,634,000	3/26/2029	3MO LIBOR	2.43200% Fixed	-	20,391
1,272,000	3/26/2029	3MO LIBOR	2.43100% Fixed	-	3,284
12,260,000	3/27/2029	3MO LIBOR	2.38125% Fixed	-	23,069
				$-	$87,678

LIBOR - London Interbank Offered Rate

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INTEREST RATE SWAPTIONS PURCHASED
March 31, 2019 (Unaudited)

Counter Party	Description	Exercise Rate	Expiration Date	Notional Amount	Net Unrealized Apprecation (Depreciation)
Calls
Bank of America, N.A.	Interest Rate, 3MO LIBOR	5.295%	2/27/2020	$4,947,000	$3,133
Bank of America, N.A.	Interest Rate, 3MO LIBOR	0.000%	2/21/2020	6,176,000	1,368
Bank of America, N.A.	Interest Rate, 3MO LIBOR	5.270%	2/24/2020	5,187,000	1,985
Barclays Bank	Interest Rate, 3MO LIBOR	5.020%	3/16/2020	2,737,000	5,600
JPMChase Bank	Interest Rate, 3MO LIBOR	5.078%	3/16/2020	3,212,000	4,765
Puts
Citibank, N,A.	Interest Rate, 3MO LIBOR	3.000%	5/28/2019	12,723,000	(25,196)
Citibank, N,A.	Interest Rate, 3MO LIBOR	3.050%	6/3/2019	9,715,000	(18,804)
Citibank, N,A.	Interest Rate, 3MO LIBOR	3.050%	6/3/2019	6,362,000	(12,950)
				$51,059,000	$(40,099)

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INTEREST RATE SWAPTIONS WRITTEN
March 31, 2019 (Unaudited)

Counter Party	Description	Exercise Rate	Expiration Date	Notional Amount	Net Unrealized Deprecation
Calls
Citibank, N.A.	Interest Rate, 3MO LIBOR	2.500%	5/28/2019	$12,723,000	$(135,142)
Citibank, N.A.	Interest Rate, 3MO LIBOR	2.500%	6/3/2019	9,715,000	(106,085)
Citibank, N.A.	Interest Rate, 3MO LIBOR	2.500%	6/3/2019	6,362,000	(69,790)
				$28,800,000	$(311,017)

LIBOR - London Interbank Offered Rate

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND -
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
March 31, 2019 (Unaudited)

						Asset Derivatives	Liability Derivatives
	Settlement	Fund	U.S. $ Value at	Fund	U.S. $ Value at	Unrealized	Unrealized
Counterparty	Date	Receiving	March 31, 2019	Delivering	March 31, 2019	Appreciation	Depreciation
Australia and New Zealand Banking Group Ltd.	6/19/2019	AUD	1,660,308	USD	1,680,679	$-	$(20,371)
Australia and New Zealand Banking Group Ltd.	6/19/2019	AUD	408,855	USD	413,872	-	(5,017)
Australia and New Zealand Banking Group Ltd.	6/19/2019	AUD	370,079	USD	369,916	163	-
Australia and New Zealand Banking Group Ltd.	6/19/2019	AUD	313,831	USD	315,053	-	(1,222)
Australia and New Zealand Banking Group Ltd.	6/19/2019	CAD	394,554	NZD	392,149	2,405	-
Australia and New Zealand Banking Group Ltd.	6/19/2019	JPY	1,669,218	AUD	1,656,753	12,465	-
Australia and New Zealand Banking Group Ltd.	6/19/2019	NZD	190,959	CAD	191,224	-	(265)
Australia and New Zealand Banking Group Ltd.	6/19/2019	NZD	90,094	USD	89,603	491	-
Australia and New Zealand Banking Group Ltd.	6/19/2019	SGD	992,689	USD	989,182	3,507	-
Australia and New Zealand Banking Group Ltd.	6/19/2019	USD	2,544,827	AUD	2,496,776	48,051	-
Australia and New Zealand Banking Group Ltd.	6/19/2019	USD	418,257	EUR	412,806	5,451	-
Barclays Capital, Inc.	5/10/2019	EUR	1,342,627	USD	1,347,000	-	(4,373)
Barclays Capital, Inc.	5/10/2019	NOK	3,787,037	USD	3,830,469	-	(43,432)
Barclays Capital, Inc.	5/10/2019	USD	891,890	GBP	877,549	14,341	-
Barclays Capital, Inc.	5/10/2019	USD	686,000	NOK	686,053	-	(53)
Barclays Capital, Inc.	5/10/2019	USD	7,512	SEK	7,450	62	-
Barclays Capital, Inc.	5/10/2019	USD	126,000	SEK	125,166	834	-
BNP Paribas	5/10/2019	NOK	294,478	USD	300,000	-	(5,522)
CIBC, Toronto	6/19/2019	CAD	576,792	USD	580,000	-	(3,208)
CIBC, Toronto	6/19/2019	CAD	569,198	USD	575,000	-	(5,802)
Citigroup	5/10/2019	AUD	357,746	USD	359,000	-	(1,254)
Citigroup	5/10/2019	AUD	316,021	USD	318,000	-	(1,979)
Citigroup	5/10/2019	CAD	1,534,345	USD	1,526,000	8,345	-
Citigroup	5/10/2019	CHF	100,956	USD	101,000	-	(44)
Citigroup	5/10/2019	EUR	946,215	USD	947,000	-	(785)
Citigroup	5/10/2019	JPY	362,287	USD	361,151	1,136	-
Citigroup	5/10/2019	SEK	294,160	USD	298,000	-	(3,840)
Citigroup	5/10/2019	USD	642,000	AUD	643,244	-	(1,244)
Citigroup	5/10/2019	USD	312,000	AUD	312,050	-	(50)
Citigroup	5/10/2019	USD	431,000	CAD	432,430	-	(1,430)
Citigroup	5/10/2019	USD	756,000	CAD	758,425	-	(2,425)
Citigroup	5/10/2019	USD	1,050,004	EUR	1,036,100	13,904	-
Citigroup	5/10/2019	USD	582,000	EUR	574,371	7,629	-
Citigroup	5/10/2019	USD	304,000	EUR	302,210	1,790	-
Citigroup	5/10/2019	USD	194,000	GBP	193,545	455	-
Citigroup	5/10/2019	USD	12,000	JPY	11,974	26	-
Citigroup	5/10/2019	USD	99,000	SEK	98,314	686	-
Citigroup	5/10/2019	USD	92,000	SEK	91,880	120	-
Citigroup	6/19/2019	BRL	173,558	USD	179,104	-	(5,546)
Citigroup	6/19/2019	BRL	149,948	USD	155,420	-	(5,472)
Citigroup	6/19/2019	BRL	161,034	USD	165,000	-	(3,966)
Citigroup	6/19/2019	BRL	147,614	USD	149,116	-	(1,502)
Citigroup	6/19/2019	BRL	119,551	USD	119,693	-	(142)
Citigroup	6/19/2019	CAD	355,248	USD	361,667	-	(6,419)
Citigroup	6/19/2019	EUR	354,358	USD	362,312	-	(7,954)
Citigroup	6/19/2019	EUR	1,665,612	USD	1,689,567	-	(23,955)
Citigroup	6/19/2019	EUR	1,259,090	USD	1,270,735	-	(11,645)
Citigroup	6/19/2019	GBP	366,115	USD	370,671	-	(4,556)
Citigroup	6/19/2019	GBP	366,115	USD	366,108	7	-
Citigroup	6/19/2019	JPY	281,562	USD	285,000	-	(3,438)
Citigroup	6/19/2019	JPY	561,819	USD	560,000	1,819	-
Citigroup	6/19/2019	JPY	281,693	USD	280,000	1,693	-
Citigroup	6/19/2019	MXP	287,088	USD	285,000	2,088	-
Citigroup	6/19/2019	MXP	279,761	USD	280,000	-	(239)
Citigroup	6/19/2019	MXP	290,963	USD	290,000	963	-
Citigroup	6/19/2019	MXP	275,684	USD	280,000	-	(4,316)
Citigroup	6/19/2019	USD	417,463	AUD	408,855	8,608	-
Citigroup	6/19/2019	USD	1,691,948	BRL	1,593,977	97,971	-
Citigroup	6/19/2019	USD	19,981	BRL	19,218	763	-
Citigroup	6/19/2019	USD	162,663	BRL	158,382	4,281	-
Citigroup	6/19/2019	USD	570,000	CAD	563,989	6,011	-
Citigroup	6/19/2019	USD	299,080	CAD	300,161	-	(1,081)
Citigroup	6/19/2019	USD	368,114	EUR	363,463	4,651	-
Citigroup	6/19/2019	USD	855,702	EUR	842,379	13,323	-
Citigroup	6/19/2019	USD	636,457	EUR	626,722	9,735	-
Citigroup	6/19/2019	USD	419,218	EUR	412,806	6,412	-
Citigroup	6/19/2019	USD	203,232	EUR	201,566	1,666	-
Citigroup	6/19/2019	USD	154,596	EUR	153,190	1,406	-
Citigroup	6/19/2019	USD	156,460	EUR	155,522	938	-
Citigroup	6/19/2019	USD	372,615	GBP	366,115	6,500	-
Citigroup	6/19/2019	USD	285,000	JPY	280,723	4,277	-
Citigroup	6/19/2019	USD	280,000	MXP	277,937	2,063	-
Citigroup	6/19/2019	USD	280,000	MXP	278,752	1,248	-
Goldman Sachs Bank, USA	5/10/2019	EUR	905,622	USD	907,000	-	(1,378)
Goldman Sachs Bank, USA	5/10/2019	USD	829,000	CHF	828,845	155	-
Goldman Sachs Bank, USA	5/10/2019	USD	668,000	NOK	668,850	-	(850)
Goldman Sachs Bank, USA	6/19/2019	EUR	726,926	USD	733,712	-	(6,786)

WILSHIRE INCOME OPPORTUNITIES FUND -
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
March 31, 2019 (Unaudited)

						Asset Derivatives	Liability Derivatives
	Settlement	Fund	U.S. $ Value at	Fund	U.S. $ Value at	Unrealized	Unrealized
Counterparty	Date	Receiving	March 31, 2019	Delivering	March 31, 2019	Appreciation	Depreciation
Goldman Sachs Bank, USA	6/19/2019	EUR	1,636,752	USD	1,660,309	$-	$(23,557)
Goldman Sachs Bank, USA	6/19/2019	EUR	2,659,333	USD	2,697,608	-	(38,275)
Goldman Sachs Bank, USA	6/19/2019	EUR	818,201	USD	818,936	-	(735)
Goldman Sachs Bank, USA	6/19/2019	EUR	814,067	USD	820,289	-	(6,222)
Goldman Sachs Bank, USA	6/19/2019	GBP	625,208	EUR	632,368	-	(7,160)
Goldman Sachs Bank, USA	6/19/2019	GBP	312,999	EUR	316,184	-	(3,185)
Goldman Sachs Bank, USA	6/19/2019	MXP	276,327	USD	280,000	-	(3,673)
Goldman Sachs Bank, USA	6/19/2019	NZD	542,828	USD	543,174	-	(346)
Goldman Sachs Bank, USA	6/19/2019	NZD	86,176	USD	85,724	452	-
Goldman Sachs Bank, USA	6/19/2019	USD	580,000	CAD	575,465	4,535	-
Goldman Sachs Bank, USA	6/19/2019	USD	250,000	CAD	246,144	3,856	-
Goldman Sachs Bank, USA	6/19/2019	USD	543,325	CAD	541,405	1,920	-
Goldman Sachs Bank, USA	6/19/2019	USD	558,333	CAD	560,735	-	(2,402)
Goldman Sachs Bank, USA	6/19/2019	USD	582,414	GBP	581,861	553	-
Goldman Sachs Bank, USA	6/19/2019	USD	1,120,000	JPY	1,123,077	-	(3,077)
Goldman Sachs Bank, USA	6/19/2019	USD	575,000	MXP	577,674	-	(2,674)
Goldman Sachs Bank, USA	6/19/2019	USD	585,000	MXP	586,470	-	(1,470)
Goldman Sachs Bank, USA	6/19/2019	USD	285,000	MXP	282,606	2,394	-
Goldman Sachs Bank, USA	6/19/2019	USD	2,422,043	NZD	2,391,630	30,413	-
Goldman Sachs Bank, USA	6/19/2019	USD	767,597	NZD	760,427	7,170	-
Goldman Sachs Bank, USA	6/19/2019	USD	502,302	NZD	494,448	7,854	-
HSBC Bank, USA	5/10/2019	USD	19,000	EUR	18,813	187	-
HSBC Bank, USA	6/19/2019	GBP	1,104,882	USD	1,105,908	-	(1,026)
HSBC Bank, USA	6/19/2019	GBP	536,097	USD	534,974	1,123	-
HSBC Bank, USA	6/19/2019	MXP	578,316	USD	575,000	3,316	-
HSBC Bank, USA	6/19/2019	NZD	760,427	USD	760,285	142	-
HSBC Bank, USA	6/19/2019	NZD	494,448	USD	494,356	92	-
HSBC Bank, USA	6/19/2019	NZD	654,736	USD	654,706	30	-
HSBC Bank, USA	6/19/2019	USD	1,692,253	EUR	1,665,612	26,641	-
HSBC Bank, USA	6/19/2019	USD	369,018	GBP	369,384	-	(366)
HSBC Bank, USA	6/19/2019	USD	367,284	GBP	366,115	1,169	-
HSBC Bank, USA	6/19/2019	USD	370,964	GBP	366,115	4,849	-
HSBC Bank, USA	6/19/2019	USD	280,000	MXP	279,218	782	-
HSBC Bank, USA	6/19/2019	USD	989,182	SGD	987,586	1,596	-
HSBC Bank, USA	6/19/2019	USD	323,308	SGD	322,343	965	-
JPMChase, New York	5/10/2019	AUD	771,306	USD	771,331	-	(25)
JPMChase, New York	5/10/2019	AUD	1,122,652	USD	1,124,000	-	(1,348)
JPMChase, New York	5/10/2019	CAD	3,570	USD	3,590	-	(20)
JPMChase, New York	5/10/2019	CHF	1,890,854	USD	1,881,982	8,872	-
JPMChase, New York	5/10/2019	CHF	107,455	USD	108,000	-	(545)
JPMChase, New York	5/10/2019	EUR	165,696	USD	167,000	-	(1,304)
JPMChase, New York	5/10/2019	GBP	494,014	USD	496,000	-	(1,986)
JPMChase, New York	5/10/2019	USD	360,178	AUD	359,999	179	-
JPMChase, New York	5/10/2019	USD	3,349,200	EUR	3,307,536	41,664	-
JPMChase, New York	5/10/2019	USD	243,202	JPY	244,533	-	(1,331)
JPMChase, New York	5/10/2019	USD	359,000	JPY	358,383	617	-
JPMChase, New York	5/10/2019	USD	505,447	NZD	501,517	3,930	-
JPMChase, New York	6/19/2019	USD	1,645,916	NOK	1,613,827	32,089	-
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6/19/2019	CAD	562,328	USD	570,000	-	(7,672)
Morgan Stanley Capital	5/10/2019	CAD	1,052,134	USD	1,054,961	-	(2,827)
Morgan Stanley Capital	5/10/2019	CAD	1,216,442	USD	1,212,000	4,442	-
Morgan Stanley Capital	5/10/2019	CHF	115,707	USD	116,000	-	(293)
Morgan Stanley Capital	5/10/2019	GBP	210,970	USD	214,000	-	(3,030)
Morgan Stanley Capital	5/10/2019	USD	311,000	AUD	311,605	-	(605)
Morgan Stanley Capital	5/10/2019	USD	698,000	CAD	693,743	4,257	-
Morgan Stanley Capital	5/10/2019	USD	897,000	CHF	894,316	2,684	-
Morgan Stanley Capital	5/10/2019	USD	191,000	GBP	191,368	-	(368)
Morgan Stanley Capital	5/10/2019	USD	108,000	NOK	107,091	909	-
Morgan Stanley Capital	5/10/2019	USD	436,000	NOK	435,395	605	-
Morgan Stanley Capital	6/19/2019	CAD	217,718	USD	221,667	-	(3,949)
Morgan Stanley Capital	6/19/2019	EUR	412,806	USD	417,254	-	(4,448)
Morgan Stanley Capital	6/19/2019	EUR	626,722	USD	633,476	-	(6,754)
Morgan Stanley Capital	6/19/2019	EUR	412,806	USD	417,254	-	(4,448)
Morgan Stanley Capital	6/19/2019	MXP	287,681	USD	285,000	2,681	-
Morgan Stanley Capital	6/19/2019	USD	120,424	AUD	119,518	906	-
Morgan Stanley Capital	6/19/2019	USD	250,413	CAD	245,701	4,712	-
Morgan Stanley Capital	6/19/2019	USD	361,667	CAD	357,162	4,505	-
Morgan Stanley Capital	6/19/2019	USD	5,351,645	EUR	5,230,464	121,181	-
Morgan Stanley Capital	6/19/2019	USD	368,719	EUR	363,463	5,256	-
Morgan Stanley Capital	6/19/2019	USD	825,813	EUR	818,376	7,437	-
Morgan Stanley Capital	6/19/2019	USD	840,387	EUR	825,022	15,365	-
Morgan Stanley Capital	6/19/2019	USD	1,890,591	EUR	1,891,458	-	(867)
Morgan Stanley Capital	6/19/2019	USD	406,365	EUR	403,133	3,232	-
Morgan Stanley Capital	6/19/2019	USD	403,345	EUR	398,703	4,642	-
Morgan Stanley Capital	6/19/2019	USD	561,192	JPY	563,249	-	(2,057)
Royal Bank of Canada, Toronto	6/19/2019	CAD	322,398	USD	326,667	-	(4,269)
Royal Bank of Canada, Toronto	6/19/2019	NZD	201,189	CAD	201,317	-	(128)

WILSHIRE INCOME OPPORTUNITIES FUND -
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
March 31, 2019 (Unaudited)

						Asset Derivatives	Liability Derivatives
	Settlement	Fund	U.S. $ Value at	Fund	U.S. $ Value at	Unrealized	Unrealized
Counterparty	Date	Receiving	March 31, 2019	Delivering	March 31, 2019	Appreciation	Depreciation
Royal Bank of Canada, Toronto	6/19/2019	USD	875,000	CAD	864,305	$10,695	$-
Royal Bank of Canada, Toronto	6/19/2019	USD	80,134	CAD	80,069	65	-
Royal Bank of Canada, Toronto	6/19/2019	USD	969,508	CAD	974,525	-	(5,017)
Royal Bank of Canada, Toronto	6/19/2019	USD	1,116,667	CAD	1,121,316	-	(4,649)
Royal Bank of Canada, Toronto	6/19/2019	USD	580,033	CAD	581,945	-	(1,912)
Royal Bank of Canada, Toronto	6/19/2019	USD	404,901	EUR	399,904	4,997	-
Royal Bank of Canada, Toronto	6/19/2019	USD	645,829	SGD	644,198	1,631	-
Standard Chartered Securities N.A.	6/19/2019	EUR	421,460	USD	429,862	-	(8,402)
Standard Chartered Securities N.A.	6/19/2019	EUR	626,722	USD	629,689	-	(2,967)
Standard Chartered Securities N.A.	6/19/2019	GBP	359,577	USD	359,033	544	-
Standard Chartered Securities N.A.	6/19/2019	USD	35,731	EUR	35,108	623	-
Standard Chartered Securities N.A.	6/19/2019	USD	367,906	GBP	359,577	8,329	-
Standard Chartered Securities N.A.	6/19/2019	USD	368,843	GBP	366,115	2,728	-
Standard Chartered Securities N.A.	6/19/2019	USD	561,192	JPY	557,988	3,204	-
Standard Chartered Securities N.A.	6/19/2019	USD	324,832	JPY	322,180	2,652	-
State Street Bank, Boston	6/19/2019	EUR	170,139	USD	172,914	-	(2,775)
State Street Bank, Boston	6/19/2019	EUR	1,264,736	USD	1,278,390	-	(13,654)
State Street Bank, Boston	6/19/2019	EUR	400,231	USD	403,753	-	(3,522)
State Street Bank, Boston	6/19/2019	GBP	372,652	USD	371,744	908	-
State Street Bank, Boston	6/19/2019	GBP	366,115	USD	369,795	-	(3,680)
State Street Bank, Boston	6/19/2019	MXP	135,149	USD	134,154	995	-
State Street Bank, Boston	6/19/2019	MXP	897,178	USD	895,000	2,178	-
State Street Bank, Boston	6/19/2019	MXP	144,933	USD	145,000	-	(67)
State Street Bank, Boston	6/19/2019	MXP	279,782	USD	280,000	-	(218)
State Street Bank, Boston	6/19/2019	NZD	225,059	USD	223,443	1,616	-
State Street Bank, Boston	6/19/2019	NZD	541,628	USD	539,759	1,869	-
State Street Bank, Boston	6/19/2019	USD	228,249	CAD	226,217	2,032	-
State Street Bank, Boston	6/19/2019	USD	2,679,119	EUR	2,659,333	19,786	-
State Street Bank, Boston	6/19/2019	USD	26,135	EUR	25,977	158	-
State Street Bank, Boston	6/19/2019	USD	1,264,115	EUR	1,259,090	5,025	-
State Street Bank, Boston	6/19/2019	USD	369,074	GBP	369,384	-	(310)
State Street Bank, Boston	6/19/2019	USD	369,363	GBP	372,652	-	(3,289)
State Street Bank, Boston	6/19/2019	USD	362,883	GBP	366,115	-	(3,232)
State Street Bank, Boston	6/19/2019	USD	542,616	JPY	545,294	-	(2,678)
State Street Bank, Boston	6/19/2019	USD	285,000	MXP	283,483	1,517	-
State Street Bank, Boston	6/19/2019	USD	138,030	MXP	136,839	1,191	-
State Street Bank, Boston	6/19/2019	USD	290,000	MXP	287,999	2,001	-
State Street Bank, Boston	6/19/2019	USD	145,000	MXP	143,885	1,115	-
State Street Bank, Boston	6/19/2019	USD	280,000	MXP	275,347	4,653	-
State Street Bank, Boston	6/19/2019	USD	280,000	MXP	274,775	5,225	-
State Street Bank, Boston	6/20/2019	USD	272,995	CAD	273,785	-	(790)
TD Securities, Toronto	6/19/2019	USD	320,000	MXP	320,413	-	(413)
U.S. Bank	6/19/2019	USD	798,593	EUR	793,980	4,613	-
UBS AG, Stamford	4/2/2019	JPY	227,864	USD	228,446	-	(582)
UBS AG, Stamford	6/19/2019	EUR	398,130	USD	398,104	26	-
UBS AG, Stamford	6/19/2019	EUR	396,784	USD	397,240	-	(456)
UBS AG, Stamford	6/19/2019	EUR	948,552	USD	949,643	-	(1,091)
UBS AG, Stamford	6/19/2019	GBP	366,115	USD	369,846	-	(3,731)
UBS AG, Stamford	6/19/2019	JPY	281,719	USD	280,000	1,719	-
UBS AG, Stamford	6/19/2019	USD	228,959	JPY	228,334	625	-
UBS AG, Stamford	6/19/2019	USD	229,816	JPY	229,278	538	-

Total						$761,901	$(397,438)

AUD - Australian Dollar	EUR - Euro	NOK - Norway Krona
BRL - Brazilian Real	GBP - British Pound Sterling	NZD - New Zealand Dollar
CAD - Canadian Dollar	JPY - Japanese Yen	SEK - Swedish Krona
CHF - Swiss Franc	MXP - Mexican Peso	SGD - Singapore Dollar

For the three months ended March 31, 2019, the average volume of activity of forward foreign currency contracts was as follows:

Average Monthly Notional Amount Purchased	$91,867,977
Average Monthly Notional Amount Sold	105,445,347

See accompanying notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

1. Securities valuation

The Wilshire Mutual Funds, Inc. (the “Company”) consists of seven separate investment portfolios. The portfolios presented in these statements are: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (collectively the “Portfolios,” each a “Portfolio” of the Company).

Securities listed or traded on U.S. exchanges, including futures, swap contracts and swaptions, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (“NASDAQ”) system, for which there have been no sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and asked prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and asked prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilizes proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Wilshire International Equity Fund uses ICE Data Services (“ICE”) as a third-party pricing agent. ICE provides a daily fair value for foreign securities in Wilshire International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE. These factors are used to value Wilshire International Equity Fund’s securities without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Company’s administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2019, there have been no significant changes to the Portfolios’ fair value methodologies.

The following is a summary of the inputs used to value the Portfolios’ investments as of March 31, 2019:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$214,144,955	$-	$-	$214,144,955
Money Market Funds	3,505,082	-	-	3,505,082
Total	$217,650,037	$-	$-	$217,650,037

Large Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$186,926,675	$-	$-	$186,926,675
Money Market Funds	1,668,603	-	-	1,668,603
Total	$188,595,278	$-	$-	$188,595,278

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks	$59,337,638	$-	$-		$59,337,638
Rights	-	-	0	*	0
Money Market Funds	2,903,501	-	-		2,903,501
Total	$62,241,139	$-	$0		$62,241,139

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$57,580,328	$-	$-	$57,580,328
Money Market Funds	724,778	-	-	724,778
Total	$58,305,106	$-	$-	$58,305,106

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$184,482,024	$-	$1,791		$184,483,815
Rights	-	-	360	*	360
Money Market Funds	2,652,973	-	-		2,652,973
Total	$187,134,997	$-	$2,151		$187,137,148

*	Includes securities that have been fair valued at $0.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Wilshire International Equity Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$69,520,358	$284,428,042	$0	*	$353,948,400
Preferred Stocks	556,961	263,733	493		821,187
Money Market Funds	9,040,892	-	-		9,040,892
Total	$79,118,211	$284,691,775	$0		$363,810,479

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$-	$26,874,998	$-	$26,874,998
U.S. Government Agency Obligations	-	228,882	-	228,882
Agency Mortgage-Backed Obligations	-	19,739,385	-	19,739,385
Non-Agency Mortgage-Backed Obligations	-	56,354,834	-	56,354,834
Non-Agency Mortgage-Backed Obligation Interest-Only Strips	-	9,840,693	-	9,840,693
Asset-Backed Securities	-	8,446,458	-	8,446,458
Collateralized Loan Obligations	-	12,370,146	-	12,370,146
Investment-Grade Corporate Obligations	-	20,347,293	-	20,347,293
High Yield Corporate Obligations	-	34,216,349	-	34,216,349
Foreign Bonds	-	74,219,806	-	74,219,806
Loan Participations	-	15,888,075	-	15,888,075
Common Stocks	25,970	-	-	25,970
Preferred Stocks	2,966,669	-	-	2,966,669
Affiliated Registered Investment Companies	17,877,276	-	-	17,877,276
Money Market Funds	7,411,056	-	-	7,411,056
Total	$28,280,971	$278,526,919	$-	$306,807,890

Other Financial Instruments**
Futures Contracts	$381,917	$-	$-	$381,917
Futures Contracts Sold Short	$(86,537)	$-	$-	$(86,537)
Centrally Cleared Swap Contracts	$87,678	$-	$-	$87,678
Interest Rate Swaptions	$(40,099)	$-	$-	$(40,099)
Interest Rate Swaptions Written	$(311,017)	$-	$-	$(311,017)
Forward Foreign Currency Contracts	$364,463	$-	$-	$364,463

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments. These instruments are valued at the unrealized appreciation (depreciation) on the instument.

Refer to the Portfolios’ Schedules of Investments for a listing of the securities by asset type, industry or sector type or country of domicile. Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Value Portfolio and Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2019. As of March 31, 2019, Small Company Growth Portfolio held rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) total $0; Wilshire 5000 IndexSM Fund held common stocks and rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $1,791 and $360, respectively; and Wilshire International Equity Fund held common stocks and preferred stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 and $493, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Investment transactions

Investment transactions are recorded on a trade-date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2019:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Tax Cost	$136,667,389	$173,490,171	$52,481,325	$56,920,186

Aggregate gross unrealized appreciation	$83,591,560	$27,722,504	$12,445,703	$7,094,306
Aggregate gross unrealized depreciation	(2,608,912)	(12,617,397)	(2,685,889)	(5,709,386)

Net unrealized appreciation	$80,982,648	$15,105,107	$9,759,814	$1,384,920

	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Tax Cost	$59,812,986	$339,086,764	$305,757,238

Aggregate gross unrealized appreciation	$130,871,785	$50,577,205	$6,824,739
Aggregate gross unrealized depreciation	(3,547,623)	(25,853,490)	(5,774,087)

Net unrealized appreciation	$127,324,162	$24,723,715	$1,050,652

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

4. Affiliated investments

Due to Voya Investment Management Co. LLC managing a portion of Wilshire Income Opportunities Fund, certain securities held by such Portfolio are considered affiliated investments. Purchases of shares of affiliated registered investment companies by Wilshire Income Opportunities Fund during the period ended March 31, 2019 and the value of such investments as of March 31, 2019 were as follows:

Affiliated Investment	Value as of December 31, 2018	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2019	Income Distributions
Voya Emerging Markets Hard Currency Debt Fund - Class P	$3,001,354	$38,596	$-	$-	$164,445	$3,204,395	$39,424
Voya Floating Rate Fund - Class P	12,807,636	3,686,133	(3,724,500)	(105,300)	336,251	13,000,220	173,450
Voya High Yield Bond Fund - Class P	1,550,927	24,714	-	-	97,020	1,672,661	24,946
	$17,359,917	$3,749,443	$(3,724,500)	$(105,300)	$597,716	$17,877,276	$237,820

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Securities Lending

Each Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party that is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Securities loaned are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Northern Trust Company (“NTC”), the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the cash collateral at March 31, 2019 are shown on the Schedules of Investments. Shares of the Northern Trust Institutional Liquid Asset Portfolio were purchased with proceeds from cash collateral received from securities on loan. The Portfolios do not have effective control of the non-cash collateral and therefore it is not disclosed in the Portfolios’ Schedules of Investments. Securities on loan are also collateralized by various U.S. Treasury obligations.

Securities lending transactions are entered into by the Portfolios under the agreement entered into with NTC, which permits the Portfolios, under certain circumstances such as an event of default, to offset amounts payable to the Portfolios to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Portfolios.

The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities and non-cash collateral, which are subject to offset as of March 31, 2019:

		Collateral Received
Portfolio	Value of Securities on Loan	Value of Cash Collateral Received	Value of Non-Cash Collateral Received*	Net Amount
Large Company Growth Portfolio	$22,237,235	$662,800	$21,574,435	$-
Large Company Value Portfolio	6,636,119	1,800	6,634,319	-
Small Company Growth Portfolio	12,898,156	1,299,128	11,599,028	-
Small Company Value Portfolio	10,758,802	-	10,758,802	-
Wilshire 5000 IndexSM Fund	13,486,690	649,242	12,837,448	-
Wilshire International Equity Fund	14,531,550	2,151,964	12,379,586	-

*	The amount of collateral reflected in the table above does not include any over collateralization received by the Portfolios.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The value of loaned securities and related collateral outstanding at March 31, 2019 are shown in the Portfolios’ Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of March 31, 2019, the cash collateral was invested in shares of Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Index Bonds (collectively, “U.S. Government Securities”) with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 and 90 Days	>90 Days	Total
Large Company Growth Portfolio
Money Market Funds	$662,800	$-	$-	$-	$662,800
U.S. Government Securities	-	156,284	473,251	21,085,398	21,714,933
Total	$662,800	$156,284	$473,251	$21,085,398	$22,377,733

Large Company Value Portfolio
Money Market Funds	$1,800	$-	$-	$-	$1,800
U.S. Government Securities	-	134,882	124,368	6,526,254	6,785,504
Total	$1,800	$134,882	$124,368	$6,526,254	$6,787,304

Small Company Growth Portfolio
Money Market Funds	$1,299,128	$-	$-	$-	$1,299,128
U.S. Government Securities	-	525,653	31,917	11,213,849	11,771,419
Total	$1,299,128	$525,653	$31,917	$11,213,849	$13,070,547

Small Company Value Portfolio
Money Market Funds	$-	$-	$-	$-	$-
U.S. Government Securities	-	306,146	98,399	10,544,981	10,949,526
Total	$-	$306,146	$98,399	$10,544,981	$10,949,526

Wilshire 5000 IndexSM Fund
Money Market Funds	$649,242	$-	$-	$-	$649,242
U.S. Government Securities	-	311,166	143,183	12,591,608	13,045,957
Total	$649,242	$311,166	$143,183	$12,591,608	$13,695,199

Wilshire International Equity Fund
Money Market Funds	$2,151,964	$-	$-	$-	$2,151,964
U.S. Government Securities	-	2,036,176	458,036	10,104,859	12,599,071
Total	$2,151,964	$2,036,176	$458,036	$10,104,859	$14,751,035

Wilshire Income Opportunities Fund did not utilize securities lending during the period ended March 31, 2019.

WILSHIRE MUTUAL FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

6. Sector Risk

If a Portfolio has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Portfolio than would be the case if the Portfolio did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Portfolio and increase the volatility of the Portfolio’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Portfolio’s holdings would be adversely affected. As of March 31, 2019, Large Company Growth Portfolio had 30.9% of the value of its net assets invested in stocks within the Information Technology Sector; Large Company Value Portfolio had 26.1% of the value of its net assets invested in stocks within the Financials sector; Small Company Growth Portfolio had 25.3% and 28.0% of the value of its net assets invested in stocks within the Health Care and Information Technology sectors, respectively; and Small Company Value Portfolio had 25.5% of the value of its net assets invested in stocks within the Financials sector.